Morgan Stanley Total Market Index Fund
Letter to the Shareholders [ ] July 31, 2001

Dear Shareholder:

During the 12-month period ended July 31, 2001, the U.S. economy slowed as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined, with technology and telecommunications leading the market downward. Earlier fears about inflation were replaced with concerns over weakening asset prices. Late in 2000, preannouncements of earnings disappointments by several prominent technology and financial-services companies resulted in a further deterioration of the overall financial climate. Consumer confidence peaked by mid October 2000, which in turn led to declining retail sales starting in November.

In December, Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. Intent on preventing the economy from dipping into a recession, the Fed followed through on this pledge in January. Since adopting its easing bias, the central bank has cut the federal funds rate by 275 basis points, from 6.50 percent to 3.75 percent.

Thus far, 2001 has been characterized by wide stock-market fluctuations. Fueled primarily by the Fed's first 50-basis-point rate cut, the markets rallied in January. After this rally proved short-lived, investor uncertainty and declining consumer confidence dominated the market. Increases in unemployment claims and slowdowns in business and consumer spending contributed to a less-than-optimistic environment. While continuing layoffs pushed the unemployment rate to 4.3 percent in March, stock-market declines sent the major indexes to new lows. On the positive side, consumer confidence showed an upturn in May and has remained relatively strong. While growth and technology stocks continued on their downward trend, value stocks managed to outperform the market throughout the fiscal year.

Performance and Portfolio

For the 12-month period ended July 31, 2001, Morgan Stanley Total Market Index Fund's Class A, B, C and D shares produced total returns of -14.76 percent, -15.47 percent, -15.47 percent and -14.64 percent, respectively. During the same period, the Wilshire 5000 Total Market Index (Wilshire 5000) returned -15.01 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Wilshire 5000.

The Fund seeks to provide investment results that correspond, before expenses, to the total return (i.e., the combination of capital change and income) of the Wilshire 5000. The Fund seeks to achieve this objective by investing in a representative sampling of companies that comprise the index. The Wilshire 5000 is widely considered to provide the best representation of the overall U.S. market.

Morgan Stanley Total Market Index Fund
Letter to the Shareholders [ ] July 31, 2001 continued

Looking Ahead

As we enter the new fiscal year, the bearish sentiment that has overshadowed the markets has yet to subside. However, we believe that the Fed's aggressive rate cuts may help reaccelerate the economy. With recent economic events casting both hope for recovery and fear of recession, it remains to be seen whether the market can officially move into recovery territory. We believe that the United States is entering a period of moderate economic growth with inflation remaining at acceptable levels. We anticipate that the Fed will continue to pursue an accommodative monetary policy in hopes of maintaining suitable growth and avoiding a recession.

We appreciate your ongoing support of Morgan Stanley Total Market Index Fund and look forward to continuing to serve your investment needs.


Very truly yours,

 /s/ Charles A. Fiumefreddo             /s/ Mitchell M. Merin

     Charles A. Fiumefreddo                 Mitchell M. Merin
     Chairman of the Board                  President

Morgan Stanley Total Market Index Fund
Fund Performance [ ] July 31, 2001


[GRAPHIC OMITTED]




Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

                          Average Annual Total Returns
--------------------------------------------------------------------------------

                     Class A Shares*
----------------------------------------------------------
Period Ended 7/31/01
---------------------------
1 Year                        (14.76) %(1)   (19.24) %(2)
Since Inception (9/28/99)      (1.55) %(1)    (4.39) %(2)

                     Class B Shares**
----------------------------------------------------------
Period Ended 7/31/01
---------------------------
1 Year                        (15.47) %(1)   (19.70) %(2)
Since Inception (9/28/99)      (2.33) %(1)    (4.46) %(2)

                     Class C Shares+
----------------------------------------------------------
Period Ended 7/31/01
---------------------------
1 Year                        (15.47) %(1)   (16.32) %(2)
Since Inception (9/28/99)      (2.33) %(1)    (2.33) %(2)

                Class D Shares++
--------------------------------------------------
Period Ended 7/31/01
---------------------------
1 Year                        (14.64) %(1)
Since Inception (9/28/99)      (1.33) %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on July 31, 2001.
(4) The Wilshire 5000 Total Market Index measures the performance of all U.S. headquartered equity securities and is the best measure of the entire U.S. stock market. Over 7,000 capitalization weighted security returns are used to adjust the index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001




      NUMBER OF
       SHARES                                                           VALUE
--------------------                                            --------------------
                       Common Stocks (98.1%)
                       Advertising/Marketing Services (0.4%)
  1,226                24/7 Media, Inc.* ....................   $        245
    779                Abitron Inc.* ........................         20,488
    737                Ackerley Group, Inc. (The)* ..........          9,618
    542                ADVO, Inc.* ..........................         21,165
  2,350                Apac Customer Services
                       Inc.* ................................          7,167
  1,510                Catalina Marketing Corp.* ............         51,899
    616                Digital Impact, Inc.* ................            665
    642                Direct Focus, Inc.* ..................         31,009
  3,379                DoubleClick Inc.* ....................         38,352
  2,075                Dun & Bradstreet Corp. ...............         57,436
  1,319                Getty Images, Inc.* ..................         24,059
     34                Grey Global Group Inc. ...............         20,196
  1,600                HA-LO Industries, Inc.* ..............            320
  1,662                Harte-Hanks Inc. .....................         39,173
  1,083                infoUSA, Inc.* .......................          6,238
  9,685                Interpublic Group of
                       Companies, Inc. ......................        265,078
  1,774                Key3Media Group.* ....................         15,966
  2,098                Lamar Advertising Co.* ...............         92,270
    577                LifeMinders, Inc.* ...................            831
    816                Netcentives Inc.* ....................            122
    793                Netratings, Inc.* ....................         10,507
  4,782                Omnicom Group, Inc. ..................        417,803
    870                R.H. Donnelley Corp.* ................         26,970
  2,784                TMP Worldwide, Inc.* .................        139,311
  1,436                Valassis Communications, Inc.* .......         48,034
                                                                ------------
                                                                   1,344,922
                                                                ------------
                       Aerospace & Defense (1.0%)
    547                AAR Corp.  ...........................          9,036
  1,613                Aeroflex Inc.* .......................         16,856
    371                Alliant Techsystems, Inc.* ...........         36,803
    838                BE Aerospace, Inc.* ..................         15,562
 22,525                Boeing Co. ...........................      1,318,388
    414                Cubic Corp.  .........................         12,006
    295                Curtiss-Wright Corp. .................         14,661
  1,036                ESCO Technologies Inc.* ..............         29,112
    533                Esterline Corp.* .....................         11,406
  1,090                Fairchild Corp. (Class A)* ...........          6,213


      NUMBER OF
       SHARES                                                           VALUE
--------------------                                            --------------------
   382                 FLIR Systems, Inc.* ..................   $     11,494
   858                 FuelCell Energy, Inc.* ...............         13,788
 1,117                 GenCorp Inc.  ........................         14,923
 5,188                 General Dynamics Corp. ...............        419,657
 2,706                 Goodrich Corp. .......................         94,548
   581                 Integral Systems, Inc.* ..............         13,038
 2,333                 Kaman Corp. (Class A) ................         38,145
 1,014                 L-3 Communications Holdings,
                       Inc.* ................................         75,644
11,214                 Lockheed Martin Corp.* ...............        444,299
 8,679                 Loral Space &
                       Communications Ltd.* .................         18,573
   229                 Microvision, Inc.* ...................          4,754
   327                 Moog Inc. (Class A)* .................         11,281
   947                 Newport News Shipbuilding
                       Inc. .................................         60,087
 2,232                 Northrop Grumman Corp. ...............        179,064
   866                 Orbital Sciences Corp.* ..............          2,685
 9,178                 Raytheon Co. .........................        265,061
 4,721                 Rockwell Collins .....................         97,725
   507                 SatCon Technology Corp.* .............          4,791
   728                 SBS Technologies, Inc.* ..............         13,817
   285                 Sequa Corp. (Class A)* ...............         14,116
   843                 Teledyne Technologies Inc.* ..........         11,549
   585                 The Kroll-O'Gara Co.* ................          4,674
 1,501                 Titan Corp. (The)* ...................         29,675
   638                 Trimble Navigation Ltd.* .............         12,122
   402                 Triumph Group, Inc.* .................         17,889
                                                                ------------
                                                                   3,343,442
                                                                ------------
                       Agricultural Commodities/Milling (0.1%)
16,320                 Archer-Daniels-Midland Co. ...........        218,525
 1,009                 Cadiz, Inc.* .........................          9,828
   940                 Corn Products International,
                       Inc. .................................         27,918
   971                 Delta & Pine Land Co. ................         19,090
   369                 Tejon Ranch Co.* .....................         10,111
                                                                ------------
                                                                     285,472
                                                                ------------
                       Air Freight/Couriers (0.3%)
 1,275                 Airborne Inc. ........................         16,116
 1,010                 Atlas Air Worldwide Holdings,
                       Inc.* ................................         14,817

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
  2,185                C.H. Robinson Worldwide, Inc. .......   $     67,189
  1,217                EGL, Inc.* ..........................         16,904
  1,367                Expeditors International of
                       Washington, Inc. ....................         77,673
  7,928                FedEx Corp.* ........................        327,981
  6,387                United Parcel Service, Inc.
                       (Class B) ...........................        362,973
                                                               ------------
                                                                    883,653
                                                               ------------
                       Airlines (0.3%)
  1,834                AirTran Holdings, Inc.* .............         15,772
    692                Alaska Air Group, Inc.* .............         21,895
    843                America West Holdings Corp.
                       (Class B)* ..........................          8,725
  4,019                AMR Corp.* ..........................        141,268
    495                Amtran, Inc.* .......................         11,093
  1,126                Atlantic Coast Airlines
                       Holdings, Inc.* .....................         32,710
  1,498                Continental Airlines, Inc.
                       (Class B)* ..........................         74,106
  3,177                Delta Air Lines, Inc. ...............        140,995
    723                Frontier Airlines, Inc.* ............         10,917
    873                Mesa Air Group, Inc.* ...............         10,912
    845                Mesaba Holdings, Inc.* ..............          7,706
    354                Midwest Express Holdings,
                       Inc.* ...............................          7,151
  2,199                Northwest Airlines Corp.
                       (Class A)* ..........................         56,844
  1,500                SkyWest, Inc. .......................         50,310
 19,665                Southwest Airlines Co. ..............        393,497
  1,397                UAL Corp. ...........................         47,791
  1,798                US Airways Group Inc.* ..............         30,530
                                                               ------------
                                                                  1,062,222
                                                               ------------
                       Alternative Power Generation (0.1%)
  7,418                Calpine Corp.* ......................        266,974
  1,354                Covanta Energy Corp.* ...............         22,124
  1,298                NRG Energy, Inc.* ...................         26,025
  1,131                Plug Power Inc.* ....................         14,115
                                                               ------------
                                                                    329,238
                                                               ------------


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
                       Aluminum (0.3%)
22,287                 Alcoa, Inc. .........................   $    874,319
 1,630                 Century Aluminum Co.  ...............         28,443
   578                 IMCO Recycling, Inc. ................          3,925
 1,415                 Kaiser Aluminum Corp.* ..............          4,995
   183                 Maxxam, Inc.* .......................          3,870
                                                               ------------
                                                                    915,552
                                                               ------------
                       Apparel/Footwear (0.3%)
   515                 Brown Shoe Co., Inc. ................          7,838
 4,364                 Cintas Corp. ........................        218,942
 1,157                 Coach, Inc.* ........................         43,700
 1,024                 Columbia Sportswear Co.* ............         39,772
 1,122                 Donna Karan International
                       Inc.* ...............................         11,927
   473                 Global Sports, Inc.* ................          6,958
 1,028                 Guess ?, Inc.* ......................          8,563
 3,142                 Jones Apparel Group, Inc.* ..........        122,664
   281                 K-Swiss, Inc. (Class A) .............          9,132
   494                 Kellwood Co.  .......................         10,216
   532                 Kenneth Cole Productions,
                       Inc. (Class A)* .....................         10,507
 1,390                 Liz Claiborne, Inc. .................         73,878
   864                 Nautica Enterprises, Inc.* ..........         11,923
 7,002                 Nike, Inc. (Class B) ................        332,945
   621                 OshKosh B' Gosh, Inc.
                       (Class A) ...........................         18,630
   426                 Oxford Industries, Inc.  ............          9,564
 1,090                 Phillips-Van Heusen Corp.  ..........         14,933
   844                 Polo Ralph Lauren Corp.* ............         20,678
   593                 Quiksilver, Inc.* ...................         12,483
 1,534                 Reebok International Ltd.* ..........         49,103
   651                 Russell Corp. .......................         11,230
 1,076                 Stride Rite Corp. ...................         10,599
 1,064                 Timberland Co. (Class A)* ...........         37,293
 2,892                 VF Corp. ............................        105,876
 1,084                 Wolverine World Wide, Inc. ..........         19,620
                                                               ------------
                                                                  1,218,974
                                                               ------------
                       Apparel/Footwear Retail (0.7%)
 2,558                 Abercrombie & Fitch Co.
                       (Class A)* ..........................         99,302
 1,799                 American Eagle Outfitters,
                       Inc.* ...............................         66,113

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
   827                 AnnTaylor Stores Corp.* ..........   $     26,547
   654                 bebe stores, inc.* ...............         20,810
 1,611                 Buckle (The), Inc.* ..............         30,609
 1,210                 Burlington Coat Factory
                       Warehouse Corp. ..................         18,513
   643                 Cato Corp. (Class A)* ............         10,564
   534                 Charlotte Russe Holdings
                       Inc.* ............................         13,553
 2,761                 Charming Shoppes, Inc.* ..........         17,532
   696                 Chico's Fas, Inc.* ...............         25,940
   706                 Children's Place Retail Stores,
                       Inc. (The)* ......................         17,685
   588                 Deb Shops, Inc. ..................         11,995
   474                 Dress Barn, Inc.* ................         10,878
   325                 Factory 2-U Stores, Inc.* ........          7,387
   532                 Footstar, Inc.* ..................         18,397
22,192                 Gap, Inc. (The) ..................        606,064
   573                 Genesco Inc.* ....................         18,651
 1,059                 Goody's Family Clothing, Inc.*              3,548
   531                 Hot Topic, Inc.* .................         14,231
12,671                 Intimate Brands, Inc. ............        204,637
11,010                 Limited, Inc. (The) ..............        186,840
 1,099                 Men's Wearhouse, Inc. (The)*......         26,596
 3,455                 Nordstrom, Inc. ..................         77,737
   868                 Pacific Sunwear of California,
                       Inc.* ............................         19,009
   588                 Payless ShoeSource, Inc.* ........         33,675
 2,172                 Ross Stores, Inc. ................         51,085
 4,825                 Stein Mart, Inc.* ................         38,117
 1,664                 Talbot's, Inc. (The) .............         71,552
 7,239                 TJX Companies, Inc. (The) ........        246,198
   774                 Too, Inc.* .......................         18,739
   693                 United Retail Group, Inc.* .......          6,521
 1,498                 Urban Outfitters, Inc.* ..........         17,047
 3,601                 Venator Group, Inc.* .............         59,416
   848                 Wet Seal, Inc. (Class A)* ........         11,577
 1,425                 Wilsons The Leather Experts
                       Inc.* ............................         22,515
                                                            ------------
                                                               2,129,580
                                                            ------------


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
                       Auto Parts: O.E.M. (0.3%)
 1,147                 American Axle &
                       Manufacturing Holdings,
                       Inc.* ............................   $     24,110
 1,852                 ArvinMeritor, Inc. ...............         39,818
   709                 BorgWarner, Inc. .................         37,570
 1,928                 Collins & Aikman Corp.* ..........         15,328
 3,820                 Dana Corp. .......................         98,365
14,456                 Delphi Automotive Systems
                       Corp. ............................        236,500
   414                 Dura Automotive Systems,
                       Inc.* ............................          7,328
 1,802                 Eaton Corp. ......................        132,339
 1,863                 Federal Mogul Corp. ..............          1,938
 1,925                 Gentex Corp.* ....................         63,121
   724                 Hayes Lemmerz International,
                       Inc.* ............................          4,395
   901                 Intermet Corp.  ..................          4,541
 2,267                 Johnson Controls, Inc. ...........        182,720
 1,649                 Lear Corp.* ......................         65,300
   799                 Modine Manufacturing Co. .........         23,443
   800                 Sauer-Danfoss, Inc. ..............          7,280
   545                 Stoneridge, Inc.* ................          4,878
   127                 Strattec Security Corp.* .........          4,571
   702                 Superior Industries
                       International, Inc. ..............         29,786
 1,118                 Tower Automotive, Inc.* ..........         16,401
 3,274                 TRW Inc.  ........................        144,874
 3,381                 Visteon Corp. ....................         71,441
                                                            ------------
                                                               1,216,047
                                                            ------------
                       Automotive Aftermarket (0.1%)
   473                 Aftermarket Technology
                       Corp.* ...........................          3,973
 1,331                 Apogee Enterprises, Inc. .........         19,659
   566                 Bandag, Inc. .....................         16,986
   477                 Barnes Group, Inc. ...............         10,632
   640                 CLARCOR Inc. .....................         16,640
 1,988                 Cooper Tire & Rubber Co. .........         32,245
   964                 Exide Corp. ......................          6,806
 4,099                 Goodyear Tire & Rubber Co.
                       (The) ............................        117,149
   398                 IMPCO Technologies, Inc.* ........         10,794

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
    457                Standard Motor Products,
                       Inc. ..............................   $      5,987
  2,682                TBC Corp.* ........................         31,674
  2,309                Tenneco Automotive Inc. ...........         11,199
                                                             ------------
                                                                  283,744
                                                             ------------
                       Beverages: Alcoholic (0.4%)
23,175                 Anheuser-Busch Companies,
                       Inc. ..............................      1,003,709
 2,090                 Boston Beer Company, Inc.
                       (The) (Class A)* ..................         22,091
 1,802                 Brown-Forman Corp.
                       (Class B) .........................        123,131
 1,092                 Constellation Brands Inc.
                       (Class A)* ........................         45,995
   989                 Coors (Adolph) Co. (Class B).......         49,737
   273                 Mondavi (Robert) Corp. (The)
                       (Class A)* ........................         11,384
                                                             ------------
                                                                1,256,047
                                                             ------------
                       Beverages: Non-Alcoholic (1.4%)
   492                 Coca-Cola Bottling Co.
                       Consolidated ......................         18,209
64,223                 Coca-Cola Co. .....................      2,864,346
11,001                 Coca-Cola Enterprises Inc. ........        160,835
 3,761                 Pepsi Bottling Group, Inc.
                       (The) .............................        163,904
 4,035                 PepsiAmericas, Inc. ...............         55,401
37,798                 PepsiCo, Inc.* ....................      1,762,521
                                                             ------------
                                                                5,025,216
                                                             ------------
                       Biotechnology (1.8%)
 2,249                 Abgenix, Inc.* ....................         65,401
   926                 Aclara Biosciences Inc.* ..........          6,760
   731                 Adolor Corp.* .....................         15,168
 4,276                 Advanced Tissue Sciences,
                       Inc.* .............................         19,627
 1,472                 Affymetrix, Inc.* .................         36,741
   491                 Alexion Pharmaceuticals,
                       Inc.* .............................          9,088
 1,493                 Alkermes, Inc.* ...................         42,550
 1,904                 Alliance Pharmaceutical
                       Corp.* ............................          2,780
26,934                 Amgen Inc.* .......................      1,689,031


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
 1,689                 Amylin Pharmaceuticals,
                       Inc.* .............................   $     12,684
   611                 Antigenics Inc.* ..................          9,959
   674                 Aphton Corp.* .....................         11,957
 1,619                 Applera Corp. - Celera
                       Genomics Group* ...................         49,590
   595                 Arena Pharmaceuticals, Inc.*.......         15,220
 1,036                 ARIAD Pharmaceuticals, Inc.*.......          4,994
 1,990                 AVANT Immunotherapeutics,
                       Inc.* .............................         10,826
   667                 AVI BioPharma, Inc.* ..............          6,803
   315                 Avigen, Inc.* .....................          4,851
   800                 Aviron* ...........................         21,040
 1,306                 Axys Pharmaceuticals, Inc.* .......          5,146
 1,498                 Bio-Technology General
                       Corp.* ............................         14,740
 3,838                 Biogen, Inc.* .....................        217,576
   879                 BioMarin Pharmaceutical,
                       Inc.* .............................         10,416
   681                 Biopure Corp.* ....................         14,022
 1,493                 Bruker Daltonics, Inc.* ...........         28,427
 1,951                 Celgene Corp.* ....................         51,077
   926                 Cell Genesys, Inc.* ...............         15,603
 1,296                 Cephalon, Inc.* ...................         82,814
 1,049                 Charles River Laboratories
                       International, Inc.* ..............         31,785
 4,902                 Chiron Corp.* .....................        210,296
 1,463                 COR Therapeutics, Inc.* ...........         38,843
 1,091                 Corixa Corp.* .....................         12,634
   741                 Cubist Pharmaceuticals, Inc.*......         26,594
 1,235                 CuraGen Corp.* ....................         27,997
   527                 CV Therapeutics, Inc.* ............         23,668
 3,135                 CYTOGEN Corp.* ....................         12,850
   918                 Diversa Corp.* ....................         12,953
 1,250                 Durect Corp.* .....................         12,425
   609                 Emisphere Technologies, Inc.* .....         15,840
   435                 EntreMed, Inc.* ...................          5,659
   714                 Enzo Biochem, Inc.* ...............         17,971
 1,132                 Enzon, Inc.* ......................         72,731
 1,266                 Exelixis, Inc.* ...................         21,357
   691                 Gene Logic, Inc.* .................         13,150
 1,778                 Genelabs Technologies, Inc.*.......          2,934
 1,635                 Genencor International Inc.* ......         24,361

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
  4,338                Genentech, Inc.* ...................   $    183,497
    492                Genome Therapeutics Corp.*..........          5,673
  1,378                Genta Inc.* ........................         16,646
  5,003                Genzyme Corp. (General
                       Division)* .........................        280,168
    769                Genzyme Transgenics Corp.*..........          4,660
    459                Geron Corp.* .......................          6,821
  2,477                Gilead Sciences, Inc.* .............        127,045
    627                Guilford Pharmaceuticals
                       Inc.* ..............................         10,164
  2,260                Hemispherx Biopharma, Inc.*.........         12,407
  3,288                Human Genome Sciences,
                       Inc.* ..............................        166,965
    322                Hyseq, Inc.* .......................          3,439
  1,379                ICOS Corp.* ........................         84,602
  3,903                IDEC Pharmaceuticals Corp.*.........        210,684
    922                IDEXX Laboratories, Inc.* ..........         22,506
    668                ILEX Oncology, Inc.* ...............         15,865
    872                Illumina, Inc.* ....................          9,984
  1,759                ImClone Systems, Inc.* .............         75,391
13,999                 Immunex Corp.* .....................        215,865
 1,047                 ImmunoGen, Inc.* ...................         16,082
 1,324                 Immunomedics, Inc.* ................         19,834
 1,746                 Incyte Genomics, Inc.* .............         32,877
   652                 InterMune Inc. .....................         27,228
   971                 Interneuron Pharmaceuticals,
                       Inc.* ..............................          5,709
 1,371                 Invitrogen Corp.* ..................         87,785
 1,039                 Isis Pharmaceuticals, Inc.* ........         12,437
 1,255                 Lexicon Genetics Inc.* .............         11,533
 1,194                 Ligand Pharmaceuticals, Inc.
                       (Class B)* .........................         12,000
   716                 Luminex Corp.* .....................         13,117
   610                 Maxim Pharmaceuticals,
                       Inc.* ..............................          3,440
   846                 Maxygen Inc.* ......................         13,274
 1,972                 Medarex, Inc.* .....................         41,984
   800                 Medicines Company (The)* ...........         12,856
 5,494                 MedImmune, Inc.* ...................        211,629
   377                 MGI Pharma, Inc.* ..................          3,849
 5,620                 Millennium Pharmaceuticals,
                       Inc.* ..............................        175,794
   609                 Myriad Genetics, Inc.* .............         27,935
 1,719                 NABI, Inc.* ........................         12,016


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
   476                 Nanogen, Inc.* .....................   $      2,918
   666                 Neurocrine Biosciences,
                       Inc.* ..............................         22,511
   471                 Neurogen Corp.* ....................          9,985
   677                 Northfield Laboratories, Inc.*......         12,599
   793                 NPS Pharmaceuticals, Inc.* .........         24,900
   869                 Orchid Biosciences* ................          4,354
 1,194                 Organogenesis, Inc.* ...............          9,504
   892                 OSI Pharameceuticals Inc.* .........         38,633
   909                 OXiGENE, Inc.* .....................          3,727
   418                 Pharmacyclics, Inc.* ...............         11,599
   432                 Progenics Pharmaceuticals,
                       Inc.* ..............................          7,530
 1,170                 Protein Design Labs, Inc.* .........         65,169
 1,139                 Regeneron Pharmaceuticals,
                       Inc.* ..............................         30,605
   760                 Ribozyme Pharmaceuticals,
                       Inc.* ..............................          7,212
   616                 SafeScience, Inc.* .................            862
   450                 SangStat Medical Corp.* ............          6,898
 1,639                 SciClone Pharmaceuticals,
                       Inc.* ..............................          7,130
 1,050                 Scios, Inc.* .......................         23,709
   576                 Sequenom Inc.* .....................          5,823
 2,633                 SICOR Inc.* ........................         65,562
   878                 SuperGen, Inc.* ....................         10,668
 1,144                 Tanox, Inc.* .......................         14,575
 1,990                 Targeted Genetics Corp.* ...........          8,159
 1,104                 Techne Corp.* ......................         32,336
 2,499                 Texas Biotechnology Corp.* .........         20,467
   693                 Titan Pharmaceuticals, Inc.* .......          7,969
   570                 Transkaryotic Therapies,
                       Inc.* ..............................         16,467
   897                 Triangle Pharmaceuticals,
                       Inc.* ..............................          3,606
   456                 Trimeris, Inc.* ....................         18,281
 1,240                 Tularik Inc.* ......................         29,388
   612                 Valentis, Inc.* ....................          2,797
 1,931                 Vertex Pharmaceuticals, Inc.*.......         77,161
   632                 Vical, Inc.* .......................          7,799
 1,166                 Vion Pharmaceuticals, Inc.* ........          8,139
   414                 ViroPharma Inc.* ...................         11,393
 1,801                 XOMA Ltd.* .........................         21,702
                                                              ------------
                                                                 5,904,837
                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
                       Broadcasting (0.6%)
   389                 Acme Communications, Inc.*...........   $      3,112
   601                 BHC Communications, Inc.
                       (Class A)* ..........................         80,516
   937                 Chris-Craft Industries, Inc.* .......         65,309
15,169                 Clear Channel
                       Communications, Inc.* ...............        888,903
 1,065                 Cox Radio, Inc. (Class A)* ..........         26,092
   649                 Cumulus Media, Inc.
                       (Class A)* ..........................          7,769
 1,281                 Emmis Communications Corp.
                       (Class A)* ..........................         38,789
 1,213                 Entercom Communications
                       Corp.* ..............................         59,061
 1,723                 Entravision Communications
                       Corp. (Class A)* ....................         21,589
   275                 Granite Broadcasting Corp.*..........            756
 2,400                 Hearst-Argyle Television, Inc.*......         51,360
 2,814                 Hispanic Broadcasting Corp.*. .......         66,129
   544                 Liberty (Corp.) (The) ...............         21,678
 1,466                 Paxson Communications
                       Corp.* ..............................         16,874
   584                 Radio One, Inc. (Class A)* ..........         10,676
   498                 Saga Communications, Inc.
                       (Class A)* ..........................          9,905
   462                 Salem Communications
                       Corp.* ..............................         12,959
 1,017                 Sinclair Broadcast Group, Inc.
                       (Class A)* ..........................          9,977
 1,125                 Sirius Satellite Radio Inc. * .......          9,056
   530                 Spanish Broadcasting
                       System, Inc. (Class A)* .............          4,330
   268                 United Television, Inc.* ............         32,640
 5,381                 Univision Communications,
                       Inc. (Class A)* .....................        205,447
 7,990                 USA Networks, Inc.* .................        223,800
 2,822                 Westwood One, Inc.* .................         79,411
 1,160                 XM Satellite Radio Holdings
                       Inc. (Class A)* .....................         14,187
   375                 Young Broadcasting Corp.
                       (Class A)* ..........................         10,875
                                                               ------------
                                                                  1,971,200
                                                               ------------


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
                       Building Products (0.2%)
 1,867                 American Standard
                       Companies, Inc.* ....................   $    127,049
   360                 American Woodmark Corp. .............         17,118
   956                 Armstrong Holdings, Inc.  ...........          2,782
 1,504                 Dal-Tile International Inc.* ........         29,102
 1,275                 Griffon Corp.* ......................         15,045
 5,212                 Interface, Inc.  ....................         30,803
 1,468                 Lennox International Inc. ...........         13,770
   404                 LSI Industries, Inc. ................          9,688
11,873                 Masco Corp. .........................        299,318
   557                 NCI Building Systems, Inc.* .........          9,319
 1,005                 Nortek, Inc.* .......................         26,753
   316                 Simpson Manufacturing Co.,
                       Inc.* ...............................         18,518
   822                 Watsco, Inc. ........................         11,672
 1,021                 York International Corp. ............         33,816
                                                               ------------
                                                                    644,753
                                                               ------------
                       Cable/Satellite TV (0.8%)
 1,149                 ACTV, Inc.* .........................          2,631
 4,013                 Adelphia Communications
                       Corp. (Class A)* ....................        148,080
 3,434                 Cablevision Systems Corp.
                       (Class A)* ..........................        193,231
 7,389                 Charter Communications, Inc.
                       (Class A)* ..........................        159,159
24,400                 Comcast Corp. (Class A
                       Special)* ...........................        927,932
14,784                 Cox Communications, Inc.
                       (Class A)* ..........................        605,109
 6,112                 EchoStar Communications
                       Corp. (Class A)* ....................        181,832
22,606                 General Motors Corp.
                       (Class H) ...........................        436,296
 1,342                 Insight Communications Co.,
                       Inc.* ...............................         34,704
 1,587                 Liberty Satellite & Technology,
                       Inc. (Class A)* .....................          4,793
   982                 LodgeNet Entertainment
                       Corp.* ..............................         18,658
 1,654                 Mediacom Communications
                       Corp. * .............................         28,945

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
    852                Nucentrix Broadband
                       Networks, Inc.* ...................   $      5,708
  1,169                Pegasus Communications
                       Corp.* ............................         15,150
                                                             ------------
                                                                2,762,228
                                                             ------------
                       Casino/Gaming (0.1%)
    388                Anchor Gaming* ....................         20,168
    745                Argosy Gaming Co.* ................         19,668
    928                Aztar Corp.* ......................         13,846
  1,653                Boyd Gaming Corp.* ................          9,951
    843                Churchill Downs Inc. ..............         24,489
    768                Dover Downs Entertainment,
                       Inc. ..............................         11,098
    950                GTECH Holdings Corp.* .............         30,447
  3,073                Harrah's Entertainment, Inc.*......         87,949
    940                Isle of Capri Casinos, Inc.* ......          7,717
  2,045                Mandalay Resort Group* ............         51,636
  4,114                MGM Mirage Inc.* ..................        127,123
  7,657                Park Place Entertainment
                       Corp.* ............................         82,006
    588                Pinnacle Entertainment, Inc. *. ...          4,263
  1,658                Station Casinos, Inc.* ............         23,859
                                                             ------------
                                                                  514,220
                                                             ------------
                       Catalog/Specialty Distribution (0.0%)
    461                Coldwater Creek, Inc.* ............         12,645
  4,700                Hanover Direct, Inc.* .............            846
  1,083                Insight Enterprises, Inc.* ........         22,212
    790                Lands' End, Inc.* .................         32,327
  1,074                PC Connection, Inc.* ..............         14,832
  1,139                Shop At Home, Inc.* ...............          3,383
  3,325                Spiegel, Inc. (Class A) ...........         33,483
  1,023                Systemax, Inc.* ...................          2,547
  1,009                Valuevision International, Inc.
                       (Class A)* ........................         18,223
                                                             ------------
                                                                  140,498
                                                             ------------
                       Chemicals: Agricultural (0.0%)
    646                Eden Bioscience Corp.* ............          6,815
  3,077                IMC Global Inc. ...................         34,770
    955                Monsanto Co. ......................         33,616
    748                Scotts Company (The)
                       (Class A)* ........................         29,883
                                                             ------------
                                                                  105,084
                                                             ------------


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
                       Chemicals: Major Diversified (0.7%)
23,174                 Dow Chemical Co.  .................   $    843,534
26,925                 Du Pont (E.I.) de Nemours &
                       Co., Inc. .........................      1,152,928
 2,025                 Eastman Chemical Co. ..............         88,857
 2,881                 Hercules Inc.* ....................         30,539
 5,685                 Rohm & Haas Co.  ..................        195,223
 2,773                 Solutia, Inc. .....................         37,657
 3,080                 Valhi, Inc. .......................         33,110
                                                             ------------
                                                                2,381,848
                                                             ------------
                       Chemicals: Specialty (0.4%)
   247                 AEP Industries, Inc.* .............          6,985
 5,885                 Air Products & Chemicals,
                       Inc. ..............................        240,285
 1,772                 Airgas, Inc.* .....................         21,140
 1,225                 Albemarle Corp. ...................         25,431
   583                 Arch Chemicals, Inc. ..............         11,718
 1,686                 Cabot Corp. .......................         62,905
 1,380                 Calgon Carbon Corp. ...............         11,689
   669                 Cambrex Corp. .....................         31,878
   784                 ChemFirst Inc. ....................         19,051
 3,001                 Crompton Corp. ....................         27,639
 1,065                 Cytec Industries, Inc.* ...........         34,602
 3,420                 Engelhard Corp. ...................         89,091
 2,314                 Ethyl Corp.* ......................          3,448
   816                 FMC Corp.* ........................         54,288
   829                 Georgia Gulf Corp. ................         13,720
 1,881                 Grace (W. R.) & Co.* ..............          2,840
 1,346                 Great Lakes Chemical Corp. ........         38,213
 1,729                 International Specialty
                       Products, Inc.* ...................         17,376
 1,378                 Lubrizol Corp. (The) ..............         48,065
 3,152                 Lyondell Chemical Co. .............         45,515
 1,739                 Millennium Chemicals Inc. .........         25,320
   210                 NCH Corp. .........................          9,334
 1,359                 NL Industries, Inc. ...............         20,589
 1,232                 Olin Corp. ........................         20,784
   623                 OM Group, Inc. ....................         36,445
 2,454                 Polyone Corp. .....................         25,816
 4,200                 Praxair, Inc.  ....................        190,428
   555                 Schulman (A.), Inc. ...............          7,032

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
    1,334              Sensient Technologies Corp. ........   $     27,347
    1,954              Sigma-Aldrich Corp. ................         84,589
      624              Uniroyal Technology Corp.* .........          4,680
                                                              ------------
                                                                 1,258,243
                                                              ------------
                       Coal (0.0%)
    1,366              Arch Coal, Inc.  ...................         25,558
    2,108              CONSOL Energy, Inc. ................         51,161
    2,052              Massey Energy Co.  .................         35,253
                                                              ------------
                                                                   111,972
                                                              ------------
                       Commercial Printing/Forms (0.1%)
      448              Applied Graphics
                       Technologies, Inc.* ................            551
      681              Banta Corp. ........................         18,939
      767              Bowne & Co., Inc. ..................          9,051
    1,325              Consolidated Graphics, Inc.*........         29,150
      432              CSS Industries, Inc.* ..............         10,714
    1,824              Deluxe Corp. .......................         57,529
    3,070              Donnelley (R.R.) & Sons Co. ........         91,210
      759              Harland (John H.) Co. ..............         16,205
    1,174              Mail-Well, Inc.* ...................          5,224
    1,060              New England Business
                       Service, Inc.  .....................         20,129
      712              Standard Register Co. ..............         12,780
    1,101              Wallace Computer Services,
                       Inc. ...............................         18,761
      915              Workflow Management, Inc.*..........          5,188
                                                              ------------
                                                                   295,431
                                                              ------------
                       Computer Communications (1.4%)
    9,123              3Com Corp.* ........................         44,703
    2,724              Adaptec, Inc.* .....................         32,089
    7,328              Avaya Inc.* ........................         91,820
    1,315              Avici Systems Inc.* ................          5,852
    1,140              Avocent Corp.* .....................         29,526
      588              Aware, Inc.* .......................          4,822
    5,888              Brocade Communications
                       Systems, Inc.* .....................        193,774
    4,875              Cabletron Systems, Inc.* ...........         90,529
    1,081              CacheFlow Inc.* ....................          3,621
  188,974              Cisco Systems, Inc.* ...............      3,632,080


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
    659                Computer Network
                       Technology Corp.* ..................   $      5,476
  2,733                Cosine Communications Inc.*.........          3,006
    787                Digi International Inc.* ...........          7,004
    244                DSET Corp.* ........................            132
  1,008                Echelon Corp.* .....................         24,373
  2,215                Emulex Corp.* ......................         51,986
     70                Entrada Networks, Inc.* ............             14
  1,055                ePresence, Inc.* ...................          3,376
  2,962                Extreme Networks, Inc.* ............         83,025
  4,888                Finisar Corp.* .....................         56,408
  3,076                Foundry Networks, Inc.* ............         64,781
  2,209                Inrange Technologies Corp.
                       (Class B)* .........................         26,618
  1,444                Ixia* ..............................         20,230
    687                JNI Corp.* .........................          6,265
  8,281                Juniper Networks, Inc.* ............        212,739
  2,933                McDATA Corp. (Class A)* ............         53,234
  1,978                MRV Communications, Inc.* ..........         13,688
  1,030                Network Equipment
                       Technologies, Inc.* ................          3,677
    541                Network Peripherals Inc.* ..........          5,599
    660                Nx Networks, Inc.* .................            317
    412                PC-Tel, Inc.* ......................          3,214
  1,195                Performance Technologies,
                       Inc.* ..............................         17,088
    555                PLX Technology, Inc.* ..............          5,023
    676                Proxim, Inc.* ......................          5,746
  4,043                Redback Networks, Inc.* ............         25,875
  2,670                Riverstone Networks Inc.* ..........         32,707
    406                Tut Systems, Inc.* .................            467
    880                Vertel Corp.* ......................          1,012
                                                              ------------
                                                                 4,861,896
                                                              ------------
                       Computer Peripherals (0.5%)
  1,408                Advanced Digital Information
                       Corp.* .............................         15,981
  4,436                Ampex Corp. (Class A)* .............            488
    671                Avid Technology, Inc.* .............          5,938
    693                DSP Group, Inc.* ...................         16,771
  1,468                Electronics for Imaging, Inc.*......         32,355
 56,980                EMC Corp.* .........................      1,123,646
    431                Gerber Scientific, Inc. ............          4,663
    920                Imation Corp* ......................         22,338

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
  1,029                InFocus Corp.* .....................   $     16,937
  1,298                Intergraph Corp.* ..................         14,278
    552                Interlink Electronics, Inc.* .......          2,970
  7,386                Iomega Corp.* ......................         11,744
  3,347                Lexmark International, Inc. *.......        153,025
  6,093                Maxtor Corp.* ......................         40,214
    601                Media 100 Inc.* ....................            721
    606                Mercury Computer Systems,
                       Inc.* ..............................         19,180
  1,131                NeoMagic Corp.* ....................          4,128
  8,447                Network Appliance, Inc.* ...........        105,419
  1,204                Pinnacle Systems, Inc.* ............          6,381
  1,264                Presstek, Inc.* ....................         10,984
    843                Procom Technology, Inc.* ...........          7,081
  2,379                QLogic Corp.* ......................         91,377
  4,066                Quantum Corp. - DLT &
                       Storage Systems* ...................         39,440
  1,712                Rainbow Technologies, Inc.* ........          8,817
    414                SCM Microsystems, Inc.* ............          3,693
  2,707                Storage Technology Corp.* ..........         37,275
  4,635                Western Digital Corp.* .............         16,269
    848                Zebra Technologies Corp.
                       (Class A)* .........................         35,828
                                                              ------------
                                                                 1,847,941
                                                              ------------
                       Computer Processing Hardware (2.9%)
  9,012                Apple Computer, Inc.* ..............        169,335
    977                Auspex Systems, Inc.* ..............          6,038
43,610                 Compaq Computer Corp. ..............        651,533
 1,393                 Concurrent Computer Corp.*..........         12,314
67,157                 Dell Computer Corp.* ...............      1,808,538
   363                 ESHARE COMMUNICATIONS,
                       Inc.* ..............................            875
 8,340                 Gateway, Inc.* .....................         87,487
 3,401                 Handspring, Inc.* ..................         11,495
50,163                 Hewlett-Packard Co. ................      1,237,020
44,860                 International Business
                       Machines Corp. .....................      4,719,721
 2,430                 Micron Electronics, Inc.* ..........          2,794
 2,524                 NCR Corp.* .........................         99,345
   885                 Network Engines Inc.* ..............            619
14,644                 Palm, Inc.* ........................         78,638
   453                 RadiSys Corp.* .....................          9,214


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
 4,637                 Silicon Graphics, Inc.* ............   $      2,921
84,090                 Sun Microsystems, Inc.* ............      1,369,826
   980                 Xybernaut Corp.* ...................          3,753
                                                              ------------
                                                                10,271,466
                                                              ------------
                       Construction Materials (0.1%)
   684                 AMCOL International Corp. ..........          4,145
   100                 Ameron International Corp. .........          6,575
   479                 Centex Construction
                       Products, Inc.* ....................         15,807
   462                 Elcor Corp. ........................         10,118
   506                 Florida Rock Industries, Inc. ......         27,223
 1,749                 Lafarge Corp. ......................         58,557
 1,276                 Martin Marietta Materials,
                       Inc. ...............................         56,246
   544                 Texas Industries, Inc. .............         20,645
   392                 Trex Co., Inc.* ....................          7,526
   351                 U.S. Aggregates, Inc. ..............            312
 1,296                 USG Corp.  .........................          6,895
 2,659                 Vulcan Materials Co. ...............        130,424
                                                              ------------
                                                                   344,473
                                                              ------------
                       Consumer Sundries (0.0%)
 1,734                 American Greetings Corp.
                       (Class A) ..........................         19,161
 1,292                 Blyth Industries, Inc. .............         29,664
 1,841                 Oakley, Inc.* ......................         34,427
   606                 Sola International, Inc.* ..........          8,302
 1,429                 Yankee Candle Co., Inc. (The)*. ....         24,364
                                                              ------------
                                                                   115,918
                                                              ------------
                       Containers/Packaging (0.2%)
   920                 Aptargroup, Inc. ...................         30,360
   758                 Ball Corp. .........................         37,468
 1,363                 Bemis Company, Inc. ................         60,299
   540                 Caraustar Industries, Inc. .........          5,373
   479                 Chesapeake Corp. ...................         12,693
 3,390                 Crown Cork & Seal Co., Inc. ........         11,051
 1,928                 Earthshell Corp.* ..................          6,652
 4,179                 Gaylord Container Corp.
                       (Series A)* ........................          3,092
   901                 Graphic Packaging
                       International Corp.* ...............          5,028

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
    585                Greif Bros. Corp. (Class A) .......   $     19,012
    874                Ivex Packaging Corp.* .............         16,169
    174                Liqui-Box Corp. ...................          7,477
    264                Mobile Mini, Inc.* ................          8,443
    584                Myers Industries, Inc. ............          8,322
  3,938                Owens-Illinois, Inc.* .............         25,282
  2,845                Packaging Corp. of America*........         56,189
  4,098                Pactiv Corp.* .....................         63,642
  1,961                Rock-Tenn Co. (Class A) ...........         27,062
  2,160                Sealed Air Corp.* .................         88,992
    406                Silgan Holdings, Inc.* ............          9,115
  6,413                Smurfit-Stone Container
                       Corp.* ............................        111,650
  2,489                Sonoco Products Co. ...............         64,291
  1,321                Temple-Inland, Inc. ...............         81,968
                                                             ------------
                                                                  759,630
                                                             ------------
                       Contract Drilling (0.3%)
    345                Atwood Oceanics, Inc.* ............         11,350
  3,446                Diamond Offshore Drilling,
                       Inc. ..............................        101,106
  3,585                ENSCO International Inc. ..........         74,174
  4,558                Global Marine, Inc.* ..............         78,762
  4,679                Grey Wolf, Inc.* ..................         14,598
  1,336                Helmerich & Payne, Inc. ...........         41,630
  1,528                Marine Drilling Companies,
                       Inc.* .............................         23,531
  3,792                Nabors Industries, Inc.* ..........        111,106
  3,462                Noble Drilling Corp.* .............        106,249
  2,404                Parker Drilling Co.* ..............         12,044
  1,981                Patterson-UTI Energy, Inc.* .......         35,103
  1,925                Pride International, Inc.* ........         29,876
  2,522                Rowan Companies, Inc.* ............         48,523
  2,981                Santa Fe International Corp. ......         89,132
  8,210                Transocean Sedco Forex Inc. .......        265,101
                                                             ------------
                                                                1,042,285
                                                             ------------
                       Data Processing Services (0.9%)
  2,408                Acxiom Corp.* .....................         28,150
  1,331                Affiliated Computer Services,
                       Inc. (Class A)* ...................        110,260
 16,118                Automatic Data Processing,
                       Inc. ..............................        821,212
  1,515                Bisys Group, Inc. (The)* ..........         81,037


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
 3,766                 Ceridian Corp.* ...................   $     65,114
 1,864                 Certergy Inc.* ....................         61,549
 5,710                 Concord EFS, Inc.* ................        327,640
 1,402                 CSG Systems International,
                       Inc.* .............................         66,118
 3,206                 DST Systems, Inc.* ................        151,483
 1,191                 eFunds Corp.* .....................         22,689
10,115                 First Data Corp. ..................        701,172
 3,210                 Fiserv, Inc.* .....................        184,190
   946                 Global Payments Inc. ..............         30,556
 2,756                 Information Resources, Inc.*.......         22,517
   881                 National Data Corp. ...............         30,262
 1,388                 National Processing, Inc.* ........         44,000
   865                 New Century Equity Holdings
                       Corp.* ............................            753
 9,639                 Paychex, Inc.  ....................        378,813
   465                 Pegasus Solutions, Inc.* ..........          4,138
 5,029                 Total System Services, Inc.*.......        173,048
 2,683                 Tyler Technologies, Inc.* .........          7,083
                                                             ------------
                                                                3,311,784
                                                             ------------
                       Department Stores (0.5%)
 2,359                 Dillard's, Inc. (Class A)* ........         35,008
 5,104                 Federated Department
                       Stores, Inc.* .....................        197,014
 8,601                 Kohl's Corp.* .....................        492,665
 7,718                 May Department Stores Co. .........        256,238
 1,275                 Neiman Marcus Group, Inc.
                       (The) (Class A)* ..................         42,100
 6,791                 Penney (J.C.) Co., Inc.  ..........        193,136
 3,844                 Saks, Inc.* .......................         42,092
 8,482                 Sears, Roebuck & Co. ..............        398,484
                                                             ------------
                                                                1,656,737
                                                             ------------
                       Discount Stores (2.5%)
 1,312                 99 Cents Only Stores* .............         43,611
   696                 Ames Department Stores,
                       Inc.* .............................            696
 2,978                 Big Lots, Inc.* ...................         39,101
 1,879                 BJ's Wholesale Club, Inc.* ........        105,224
11,619                 Costco Wholesale Corp.* ...........        500,198
 8,536                 Dollar General Corp. ..............        167,562
 2,931                 Dollar Tree Stores, Inc.* .........         76,294
 4,434                 Family Dollar Stores, Inc. ........        132,621

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
  1,243                Fred's, Inc. .....................   $     31,510
 12,727                Kmart Corp.* .....................        147,251
    510                PriceSmart, Inc.* ................         19,533
    725                ShopKo Stores, Inc.* .............          6,271
 23,214                Target Corp.* ....................        898,382
    660                Value City Department Stores,
                       Inc.* ............................          4,118
115,439                Wal-Mart Stores, Inc. ............      6,453,040
                                                            ------------
                                                               8,625,412
                                                            ------------
                       Drugstore Chains (0.4%)
 10,155                CVS Corp. ........................        365,682
    485                Duane Reade, Inc.* ...............         17,848
    991                Longs Drug Stores Corp.  .........         22,050
 10,182                Rite Aid Corp. ...................         85,732
 26,282                Walgreen Co.* ....................        885,703
                                                            ------------
                                                               1,377,015
                                                            ------------
                       Electric Utilities (2.4%)
 13,738                AES Corp. (The)* .................        526,165
  3,261                Allegheny Energy, Inc. ...........        140,614
  2,149                ALLETE ...........................         50,910
  2,041                Alliant Energy, Inc. .............         58,311
  3,543                Ameren Corp. .....................        139,204
  8,318                American Electric Power Co.,
                       Inc. .............................        374,310
  1,235                Avista Corp. .....................         21,365
  1,041                Bangor Hydro-Electric Co. ........         27,514
    685                BayCorp Holdings, Ltd.* ..........          6,576
    679                Black Hills Corp. ................         27,825
    729                Central Vermont Public
                       Service Corp. ....................         12,466
  4,106                Cinergy Corp. ....................        126,875
  1,206                CLECO Corp. ......................         27,436
  3,446                CMS Energy Corp. .................         91,905
    458                CN Energy Group, Inc. ............         19,305
  2,347                Conectiv, Inc. ...................         54,263
  5,476                Consolidated Edison, Inc.  .......        217,616
  4,279                Constellation Energy Group,
                       Inc. .............................        125,974
  6,388                Dominion Resources, Inc. .........        386,410
  3,269                DPL, Inc. ........................         79,633
  1,499                DQE, Inc. ........................         31,224
  4,256                DTE Energy Co. ...................        179,816


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
 19,931                Duke Energy Corp. ................   $    769,536
  8,412                Edison International .............        118,104
  1,491                El Paso Electric Co.* ............         21,605
    367                Empire District Electric Co.
                       (The) ............................          7,303
  3,004                Energy East Corp. ................         65,667
  5,699                Entergy Corp. ....................        213,712
  8,278                Exelon Corp. .....................        467,707
  5,783                FirstEnergy Corp.* ...............        175,456
  4,541                FPL Group, Inc. ..................        245,214
  3,254                GPU, Inc. ........................        117,925
    844                Hawaiian Electric Industries,
                       Inc. .............................         33,043
  1,011                IDACORP, Inc. ....................         37,407
  1,663                Kansas City Power & Light
                       Co. ..............................         40,411
    432                Madison Gas & Electric Co. .......         10,536
  8,765                Mirant Corp.* ....................        271,101
  2,888                Montana Power Co.* ...............         28,967
  4,137                Niagara Mohawk Holdings
                       Inc.* ............................         70,288
  3,694                Northeast Utilities ..............         73,880
    619                Northwestern Corp. ...............         13,234
  1,422                NSTAR ............................         60,790
  2,092                OGE Energy Corp. .................         45,187
  2,473                Orion Power Holdings, Inc.* ......         51,191
    651                Otter Tail Power Co. .............         17,922
  9,996                PG&E Corp.* ......................        148,641
  2,230                Pinnacle West Capital Corp. ......         94,284
  2,812                Potomac Electric Power Co. .......         60,880
  3,769                PPL Corp.  .......................        169,530
  5,321                Progress Energy, Inc. ............        227,579
  1,079                Public Service Company of
                       New Mexico .......................         31,949
  5,370                Public Service Enterprise
                       Group, Inc.  .....................        251,316
  2,290                Puget Energy Inc.  ...............         54,891
  7,680                Reliant Energy, Inc.  ............        241,920
  1,360                Reliant Resources, Inc.* .........         31,321
    927                RGS Energy Group Inc. ............         35,736
  2,704                SCANA Corp. ......................         72,575
  2,107                Sierra Pacific Resources .........         33,248
 17,687                Southern Co. (The) ...............        415,644

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
  3,548                TECO Energy, Inc. ................   $    101,366
  6,633                TXU Corp.  .......................        308,434
    356                UIL Holdings Corp. ...............         17,134
    871                UniSource Energy Corp. ...........         16,026
  2,971                UtiliCorp United, Inc. ...........         91,774
  1,845                Western Resources, Inc. ..........         34,299
  3,081                Wisconsin Energy Corp.  ..........         68,213
    712                WPS Resources Corp. ..............         24,066
  8,861                Xcel Energy, Inc.* ...............        238,715
                                                            ------------
                                                               8,451,444
                                                            ------------
                       Electrical Products (0.4%)
  1,028                Active Power, Inc.* ..............          9,149
    346                Alpine Group, Inc. (The)* ........            484
  5,036                American Power Conversion
                       Corp.* ...........................         67,231
    549                American Superconductor
                       Corp.* ...........................          9,338
    367                AstroPower, Inc.* ................         16,387
    857                Baldor Electric Co. ..............         18,880
    666                Belden Inc. ......................         16,284
    716                C&D Technologies, Inc. ...........         22,375
  1,110                Cable Design Technologies
                       Corp.* ...........................         16,705
  2,065                Capstone Turbine Corp.* ..........         23,995
  2,417                Cooper Industries, Inc. ..........        100,330
11,063                 Emerson Electric Co. .............        634,574
 2,459                 Energizer Holdings, Inc.* ........         46,106
   925                 Ferro Corp. ......................         20,442
   134                 Franklin Electric Co., Inc. ......          9,154
   344                 Genlyte Group Inc. (The)* ........         10,874
 1,590                 Hubbell, Inc. (Class B) ..........         47,223
   513                 Littelfuse, Inc.* ................         14,390
 1,044                 MagneTek, Inc.* ..................         11,025
 5,045                 Molex Inc.  ......................        173,548
 1,067                 National Service Industries,
                       Inc. .............................         24,136
 2,008                 Power-One, Inc.* .................         31,124
   728                 Rayovac Corp.* ...................         15,193
   637                 SLI, Inc. ........................          3,599
 1,558                 Thomas & Betts Corp.* ............         32,328
   492                 Thomas Industries, Inc. ..........         12,654


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
   869                 Valence Technology, Inc.* ........   $      5,205
   489                 Wilson Greatbatch
                       Technologies, Inc.* ..............         12,259
                                                            ------------
                                                               1,404,992
                                                            ------------
                       Electronic Components (0.4%)
   383                 ACT Manufacturing, Inc.* .........          3,026
 1,136                 Amphenol Corp. (Class A)* ........         47,121
   602                 Anaren Microwave Inc.* ...........         13,659
 1,070                 APW Ltd.* ........................          9,630
 1,033                 Artesyn Technologies, Inc.* ......         10,960
 4,514                 AVX Corp. ........................         99,308
   121                 Bel Fuse Inc. (Class A)* .........          2,874
   521                 Benchmark Electronics, Inc.*......         11,634
 1,949                 Cree Research, Inc.* .............         47,673
   748                 CTS Corp. ........................         16,493
   646                 Hutchinson Technology Inc.*.......         11,925
 4,938                 Jabil Circuit, Inc.* .............        160,485
 2,386                 Kemet Corp.* .....................         46,193
 2,949                 Komag Inc.* ......................            354
 1,646                 Kopin Corp.* .....................         25,661
 4,258                 Luminent Inc.* ...................         13,413
 1,871                 MEMC Electronic Materials,
                       Inc.* ............................         10,833
   943                 Methode Electronics, Inc.
                       (Class A) ........................          8,459
 1,829                 NVIDIA Corp.* ....................        147,966
   429                 Park Electrochemical Corp. .......         10,575
 1,087                 Plexus Corp.* ....................         38,925
 2,613                 Rambus Inc.* .....................         20,486
 1,941                 Read-Rite Corp.* .................          9,006
   220                 Sage, Inc.* ......................          3,516
 1,837                 SanDisk Corp.* ...................         43,427
 8,254                 Sanmina Corp.* ...................        179,524
   602                 SIPEX Corp.* .....................          7,928
16,867                 Solectron Corp.* .................        294,835
   435                 Spectrian Corp.* .................          7,151
   688                 Stanford Microdevices, Inc.*......          5,504
 1,676                 Stratos Lightwave, Inc.* .........         15,939
   894                 Technitrol, Inc.* ................         22,189
   531                 Three-Five Systems, Inc.* ........         11,645
 1,019                 TTM Technologies, Inc.* ..........          9,670
 3,653                 Viasystems Group, Inc.* ..........         10,411

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
  1,140                Vicor Corp.* ......................   $     22,378
  3,561                Vishay Intertechnology, Inc.*......         85,642
  1,486                WJ Communications, Inc.* ..........          5,840
                                                             ------------
                                                                1,492,258
                                                             ------------
                       Electronic Distributors (0.1%)
    947                Anixter International, Inc.* ......         27,321
  2,548                Arrow Electronics, Inc.* ..........         68,159
  3,030                Avnet, Inc.* ......................         72,387
    513                Black Box Corp.* ..................         28,143
  1,331                Brightpoint, Inc.* ................          4,020
  2,267                CDW Computer Centers,
                       Inc.* .............................         97,413
  1,297                CellStar Corp.* ...................          2,944
  3,096                CompuCom Systems, inc.* ...........         10,991
  2,003                Ingram Micro Inc. (Class A)* ......         27,962
    271                MCSi, Inc.* .......................          3,387
    668                Pioneer-Standard Electronics,
                       Inc.* .............................          7,956
  3,174                Safeguard Scientifics, Inc.* ......         11,744
    327                ScanSource, Inc.* .................         15,886
  1,448                Tech Data Corp.* ..................         51,187
                                                             ------------
                                                                  429,500
                                                             ------------
                       Electronic Equipment/
                       Instruments (0.6%)
11,794                 Agilent Technologies, Inc.* .......        337,426
   642                 Caliper Technologies Corp.* .......         10,561
 1,067                 Checkpoint Systems, Inc.* .........         12,911
 1,848                 Diebold, Inc.* ....................         63,756
 1,020                 Excel Technology, Inc.* ...........         21,053
10,628                 Gemstar-TV Guide
                       International, Inc.* ..............        431,391
 1,106                 Hypercom Corp.* ...................          6,581
 1,098                 Identix Inc.* .....................          5,468
33,985                 JDS Uniphase Corp.* ...............        314,021
   301                 Kronos, Inc.* .....................         13,265
   921                 Mechanical Technology, Inc.*.......          5,065
   895                 MTS Systems Corp.* ................         12,530
   950                 Newport Corp.* ....................         21,802
   676                 NYFIX, Inc.* ......................         12,574
 1,059                 Paxar Corp.* ......................         14,402
 2,606                 PerkinElmer, Inc.* ................         82,089
   799                 Radiant Systems, Inc.* ............          9,572


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
 4,721                 Rockwell International Corp.*......   $     75,772
 3,796                 SCI Systems, Inc.* ................        110,843
   586                 SeaChange International,
                       Inc.* .............................         15,213
 2,070                 Sensormatic Electronics
                       Corp.* ............................         30,491
   445                 Spectra-Physics Lasers, Inc.*......          8,820
 1,333                 Sunrise Telecom Inc.* .............          6,757
 5,925                 Symbol Technologies, Inc.* ........         73,529
 2,536                 Tektronix, Inc.* ..................         57,542
 4,680                 Thermo Electron Corp.* ............        106,704
 1,395                 Unova, Inc.* ......................          7,965
 3,404                 Waters Corp.* .....................        100,418
 1,151                 Wave Systems Corp.
                       (Class A)* ........................          3,649
17,926                 Xerox Corp. .......................        143,049
   756                 Zomax, Inc.* ......................          4,249
   387                 Zygo Corp.* .......................          7,748
                                                             ------------
                                                                2,127,216
                                                             ------------
                       Electronic Production
                       Equipment (0.7%)
   660                 ADE Corporation* ..................          9,801
   860                 Advanced Energy Industries,
                       Inc.* .............................         28,165
 4,080                 Amkor Technology, Inc.* ...........         74,256
20,995                 Applied Materials, Inc.* ..........        962,831
 1,095                 Artisan Components, Inc.* .........         10,293
   916                 Asyst Technologies, Inc.* .........         13,824
   791                 ATMI, Inc.* .......................         20,123
 2,540                 Axcelis Technologies, Inc.* .......         35,992
   577                 AXT, Inc.* ........................         12,394
   479                 Brooks Automation, Inc.* ..........         22,786
 1,864                 Chippac Inc.* .....................         18,547
 1,155                 Cognex Corp.* .....................         35,528
   500                 Cohu, Inc.* .......................          9,455
 1,433                 Credence Systems Corp.* ...........         29,663
   780                 Cymer, Inc.* ......................         22,207
   462                 DuPont Photomasks, Inc.* ..........         17,819
   717                 Electro Scientific Industries,
                       Inc.* .............................         23,052
   503                 Electroglas, Inc.* ................          8,123
   904                 EMCORE Corp.* .....................         21,515
 1,795                 Entegris Inc.* ....................         20,553

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
  820                  FEI Co.* .........................   $     31,144
  541                  FSI International, Inc.* .........          7,866
  564                  Helix Technology Corp.* ..........         14,912
  434                  Keithley Instruments, Inc.* ......          8,702
4,787                  KLA-Tencor Corp.* ................        260,365
1,280                  Kulicke & Soffa Industries,
                       Inc.* ............................         21,645
3,192                  Lam Research Corp.* ..............         89,344
1,220                  LTX Corp.* .......................         25,266
  984                  Mattson Technology, Inc.* ........         14,258
1,731                  Mentor Graphics Corp.* ...........         32,283
  982                  MKS Instruments, Inc.* ...........         25,129
  580                  Nanometrics Inc.* ................         19,140
3,725                  Novellus Systems, Inc.* ..........        189,863
  862                  Numerical Technologies,
                       Inc.* ............................         22,929
  180                  Photon Dynamics, Inc.* ...........          7,002
  806                  Photronics, Inc.* ................         16,845
  626                  PRI Automation, Inc.* ............          9,797
  420                  Rudolph Technologies, Inc.* ......         17,430
  988                  Semitool Inc* ....................         12,992
1,576                  Synopsys, Inc.* ..................         81,558
4,501                  Teradyne, Inc.* ..................        152,944
  542                  Therma-Wave Inc.* ................          7,642
  727                  Ultratech Stepper, Inc.* .........         16,728
  852                  Varian Semiconductor
                       Equipment Associates, Inc.* ......         29,956
  670                  Veeco Instruments, Inc.* .........         24,756
                                                            ------------
                                                               2,537,423
                                                            ------------
                       Electronics/Appliance Stores (0.2%)
5,406                  Best Buy Co., Inc.* ..............        361,986
  812                  Blockbuster, Inc. (Class A) ......         14,007
5,371                  Circuit City Stores, Inc.-
                       Circuit City Group ...............        100,706
  585                  Electronics Boutique Holdings
                       Corp.* ...........................         19,305
  987                  Hollywood Entertainment
                       Corp.* ...........................          8,301
4,788                  RadioShack Corp. .................        135,165
  271                  REX Stores Corp.* ................          6,995
  932                  Trans World Entertainment
                       Corp.* ...........................          7,176


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
  518                  Tweeter Home Entertainment
                       Group, Inc.* .....................   $     14,779
  192                  Ultimate Electronics Inc.* .......          5,174
                                                            ------------
                                                                 673,594
                                                            ------------
                       Electronics/Appliances (0.1%)
  996                  3DO Co. (The)* ...................          4,313
  756                  Applica Inc.* ....................          7,522
1,567                  Fedders Corp.* ...................          7,506
  900                  Harman International
                       Industries, Inc. .................         33,300
3,121                  Helen of Troy Ltd.  ..............         43,538
  159                  Interlogix, Inc.* ................          4,048
1,965                  Maytag Corp. .....................         65,886
  249                  National Presto Industries,
                       Inc. .............................          6,897
  351                  ParkerVision, Inc.* ..............          7,722
  336                  Salton, Inc.* ....................          6,102
1,136                  Universal Electronics Inc.* ......         16,540
1,720                  Whirlpool Corp. ..................        121,329
                                                            ------------
                                                                 324,703
                                                            ------------
                       Engineering & Construction (0.1%)
3,084                  Comfort Systems USA, Inc.*........         11,442
1,142                  Dycom Industries, Inc.* ..........         24,998
  473                  EMCOR Group, Inc.* ...............         20,566
1,647                  Encompass Services Corp.*.........         11,858
2,073                  Fluor Corp. ......................         81,946
3,063                  Foster Wheeler Ltd. ..............         21,931
1,075                  Granite Construction Inc. ........         26,187
  700                  Insituform Technologies, Inc.
                       (Class A)* .......................         24,570
2,910                  Integrated Electrical Services,
                       Inc.* ............................         25,026
  709                  Jacobs Engineering Group,
                       Inc.* ............................         41,519
1,291                  MasTec, Inc.* ....................         18,810
1,531                  Quanta Services, Inc.* ...........         37,280
3,776                  Spectrasite Holdings, Inc.* ......         20,730
  441                  URS Corp.* .......................         10,791
                                                            ------------
                                                                 377,654
                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
                       Environmental Services (0.2%)
   5,094               Allied Waste Industries, Inc.*......   $     95,971
     583               Casella Waste Systems Inc.,
                       (Class A)* .........................          7,987
     958               IT Group, Inc. (The)* ..............          5,010
     367               Landauer, Inc. .....................         11,285
   1,827               Newpark Resources, Inc.* ...........         16,224
   4,406               Republic Services, Inc.* ...........         87,679
   1,052               Tetra Tech, Inc.* ..................         23,880
   2,623               U.S. Plastic Lumber Corp.* .........          2,597
     692               Waste Connections, Inc.* ...........         22,552
     322               Waste Holdings Inc.* ...............          2,978
  16,150               Waste Management, Inc. .............        500,650
                                                              ------------
                                                                   776,813
                                                              ------------
                       Finance/Rental/Leasing (2.0%)
     574               Aaron Rents, Inc (Class A) .........          9,356
     553               Advanta Corp. (Class A) ............          7,521
   2,390               Allied Capital Corp. ...............         55,567
     372               AMERCO* ............................          7,217
     751               American Capital Strategies,
                       Ltd. ...............................         20,502
   2,146               AmeriCredit Corp.* .................        131,958
     950               Ampal-American Israel Corp.
                       (Class A)* .........................          4,797
   1,311               ANC Rental Corp.* ..................          5,113
   1,319               Budget Group, Inc. (Class A)*.......          3,667
   5,380               Capital One Financial Corp. ........        345,773
     989               Cash American International,
                       Inc. ...............................          9,099
     737               Charter Municipal Mortgage
                       Acceptance Co. .....................         11,423
   4,092               Comdisco, Inc. .....................          4,910
   1,248               CompuCredit Corp.* .................         13,915
   3,097               Countrywide Credit Industries,
                       Inc. ...............................        134,131
   1,617               Credit Acceptance Corp.* ...........         15,394
     634               Dollar Thrifty Automotive
                       Group, Inc.* .......................         11,856
   1,156               Doral Financial Corp. ..............         42,841
     752               Electro Rent Corp.* ................         12,370
  25,827               Fannie Mae .........................      2,150,098
     485               Financial Federal Corp.* ...........         12,848
   1,545               FINOVA Group, Inc. .................          5,948


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
  17,882               Freddie Mac ........................   $  1,223,844
   1,296               GATX Corp. .........................         52,034
   1,218               Heller Financial, Inc. .............         64,469
  11,976               Household International, Inc. ......        793,889
   3,588               Imperial Credit Industries,
                       Inc.* ..............................          3,516
   1,596               IndyMac Bancorp, Inc.* .............         41,480
     708               Interpool, Inc. ....................         13,594
  21,993               MBNA Corp. .........................        778,552
     522               McGrath Rent Corp. .................         13,572
     432               Medallion Financial Corp. ..........          4,635
   1,658               Metris Companies, Inc. .............         57,533
   1,297               NationsRent, Inc.* .................            493
     699               NCO Group, Inc.* ...................         16,112
     730               Neff Corp.* ........................            693
     541               New Century Financial Corp.*........          5,978
   1,210               NextCard, Inc.* ....................          9,813
   7,371               Providian Financial Corp. ..........        363,906
   1,315               Rent-Way, Inc.* ....................         11,638
   1,620               Ryder System, Inc. .................         30,780
     537               Student Loan Corp. (The) ...........         40,817
   1,889               United Rentals, Inc.* ..............         44,184
   4,208               USA Education Inc. .................        337,103
     744               WFS Financial Inc.* ................         19,433
     158               White Mountains Insurance
                       Group, Inc.  .......................         56,880
     274               XTRA Corp.* ........................         14,993
                                                              ------------
                                                                 7,016,245
                                                              ------------
                       Financial Conglomerates (3.2%)
  34,162               American Express Co. ...............      1,377,753
 129,836               Citigroup, Inc. ....................      6,519,066
   8,722               Conseco, Inc.* .....................        127,341
   7,954               Hancock (John) Financial
                       Services , Inc. ....................        318,319
     830               Investors Financial Services
                       Corp. ..............................         61,569
  51,258               J.P. Morgan Chase & Co. ............      2,219,471
   1,486               Leucadia National Corp. ............         48,533
   1,316               Liberty Financial Co., Inc. ........         43,007
   8,402               State Street Corp. .................        451,776
     194               Wesco Financial Corp. ..............         61,498
                                                              ------------
                                                                11,228,333
                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
                       Financial Publishing/Services (0.3%)
    822                Advent Software, Inc.* .............   $     46,459
    567                BARRA, Inc.* .......................         28,293
  3,729                Equifax, Inc. ......................         88,228
    888                FactSet Research Systems
                       Inc. ...............................         29,437
    253                GlobalNet Financial.com,
                       Inc.* ..............................             89
  2,387                Interactive Data Corp.* ............         27,761
    297                MarketWatch.com, Inc.* .............            793
  5,040                McGraw-Hill Companies, Inc.
                       (The) ..............................        309,305
  4,119                Moody's Corp. ......................        136,998
    684                Multex.com, Inc.* ..................          3,386
  2,802                SEI Investments Co. ................        134,272
     96                SmartServ Online, Inc. * ...........            830
  6,933                SunGard Data Systems Inc.*..........        189,063
    269                Value Line, Inc. ...................         11,621
                                                              ------------
                                                                 1,006,535
                                                              ------------
                       Food Distributors (0.2%)
  1,146                Fleming Companies, Inc. ............         40,591
    957                Performance Food Group Co.*. .......         29,093
  3,419                Supervalu, Inc. ....................         71,696
 17,365                SYSCO Corp. ........................        466,077
    874                United Natural Foods, Inc.* ........         19,394
                                                              ------------
                                                                   626,851
                                                              ------------
                       Food Retail (0.5%)
  2,815                7-Eleven, Inc.* ....................         34,765
 10,457                Albertson's, Inc. ..................        342,258
  1,350                Casey's General Stores, Inc. .......         18,225
    968                Great Atlantic & Pacific Tea
                       Co., Inc. ..........................         16,078
    737                Ingles Markets, Inc. (Class A)......          9,220
 20,933                Kroger Co.* ........................        551,794
    826                Pantry, Inc. (The)* ................          7,434
    787                Pathmark Stores Inc.* ..............         19,510
  1,210                Ruddick Corp. ......................         19,602
 13,049                Safeway Inc.* ......................        576,244
  3,083                Smart & Final, Inc.* ...............         32,217
    703                Weis Markets, Inc. .................         23,129


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
 1,432                 Whole Foods Market, Inc.* ..........   $     48,616
 1,205                 Wild Oats Markets, Inc.* ...........         11,749
 3,627                 Winn-Dixie Stores, Inc. ............         83,203
                                                              ------------
                                                                 1,794,044
                                                              ------------
                       Food: Major Diversified (0.7%)
 1,599                 Aurora Foods, Inc.* ................          7,819
10,543                 Campbell Soup Co.  .................        288,456
 1,126                 Del Monte Foods Co.* ...............         10,123
 1,463                 Dole Food Co., Inc. ................         32,976
 7,348                 General Mills, Inc. ................        323,165
 9,003                 Heinz (H.J.) Co. ...................        389,020
10,480                 Kellogg Co.  .......................        315,134
 7,230                 Kraft Foods Inc. (Class A)* ........        223,768
 3,411                 Quaker Oats Company (The) ..........        300,168
 8,000                 Ralston-Ralston Purina Group........        256,880
20,308                 Sara Lee Corp. .....................        409,612
                                                              ------------
                                                                 2,557,121
                                                              ------------
                       Food: Meat/Fish/Dairy (0.2%)
13,867                 Conagra Foods Inc. .................        298,002
   934                 Dean Foods Co. .....................         39,135
   768                 Dreyer's Grand Ice Cream,
                       Inc. ...............................         21,143
 3,577                 Hormel Foods Corp. .................         90,498
 2,737                 IBP, Inc. ..........................         73,762
 1,090                 Pilgrim's Pride Corp.
                       (Class B) ..........................         16,372
    40                 Seaboard Corp. .....................         10,320
 1,371                 Smithfield Foods, Inc.* ............         60,324
   728                 Suiza Foods Corp.* .................         40,106
 5,735                 Tyson Foods, Inc. (Class A) ........         59,070
                                                              ------------
                                                                   708,732
                                                              ------------
                       Food: Specialty/Candy (0.3%)
   458                 American Italian Pasta Co.
                       (Class A)* .........................         21,640
 5,088                 Chiquita Brands International,
                       Inc.* ..............................          6,462
 1,140                 Earthgrains Co. ....................         45,817
    49                 Farmer Brothers Co. ................         11,368
   537                 Flowers Foods Inc. .................         19,509
 1,406                 Fresh Del Monte Produce,
                       Inc.* ..............................         16,802

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
  689                  Gum Tech International, Inc.*........   $      5,546
  878                  Hain Celestial Group, Inc.* .........         21,643
3,528                  Hershey Foods Corp. .................        212,950
1,669                  International Multifoods Corp........         34,398
1,317                  Interstate Bakeries Corp. ...........         29,501
  427                  J & J Snack Foods* ..................         10,026
1,010                  Lancaster Colony Corp. ..............         33,108
  783                  Lance, Inc. .........................         10,296
  567                  Mannatech, Inc.* ....................            573
1,777                  McCormick & Co., Inc.
                       (Non-Voting) ........................         75,860
1,733                  NBTY, Inc.* .........................         26,913
  362                  Neose Technologies, Inc.* ...........         15,323
  546                  Ralcorp Holdings, Inc.* .............          9,610
  501                  Riviana Foods, Inc. .................          8,517
  657                  Smucker (J.M.) Co.  .................         17,838
1,320                  Tootsie Roll Industries, Inc.  ......         51,295
5,832                  Wrigley (Wm.) Jr. Co.  ..............        291,133
                                                               ------------
                                                                    976,128
                                                               ------------
                       Forest Products (0.2%)
2,081                  Georgia-Pacific Corp. (Timber
                       Group) ..............................         74,937
2,686                  Louisiana-Pacific Corp. .............         28,525
1,839                  Plum Creek Timber Co., Inc.  ........         50,499
1,343                  Pope & Talbot, Inc. .................         18,533
  693                  Rayonier Inc. .......................         32,051
  629                  Universal Forest Products,
                       Inc. ................................         12,335
5,556                  Weyerhaeuser Co. ....................        331,860
                                                               ------------
                                                                    548,740
                                                               ------------
                       Gas Distributors (0.5%)
1,493                  AGL Resources, Inc. .................         35,832
1,058                  Atmos Energy Corp. ..................         21,372
1,337                  Cascade Natural Gas Corp. ...........         27,275
8,417                  Dynegy, Inc. (Class A) ..............        390,380
  823                  Energen Corp. .......................         20,986
1,685                  Equitable Resources, Inc. ...........         60,407
3,591                  KeySpan Corp. .......................        110,028
2,956                  Kinder Morgan, Inc. .................        154,894
  437                  Laclede Gas Co. .....................          9,614
1,759                  MDU Resources Group, Inc. ...........         53,421
1,072                  National Fuel Gas Co. ...............         51,456


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
  482                  New Jersey Resources Corp. ..........   $     20,943
1,501                  NewPower Holdings, Inc.* ............         10,507
1,248                  Nicor Inc. ..........................         46,338
5,367                  NiSource Inc. .......................        141,474
  687                  Northwest Natural Gas Co. ...........         16,543
  377                  NUI Corp. ...........................          8,758
1,508                  ONEOK, Inc. .........................         27,446
  948                  Peoples Energy Corp. ................         36,081
  820                  Piedmont Natural Gas Co. ............         27,880
2,187                  Questar Corp. .......................         51,482
1,070                  SEMCO ENERGY, Inc. ..................         15,622
5,318                  Sempra Energy .......................        134,971
  355                  South Jersey Industries, Inc.  ......         11,111
1,330                  Southern Union Co.* .................         27,252
  857                  Southwest Gas Corp.* ................         20,482
1,122                  Southwestern Energy Co. .............         14,474
  757                  UGI Corp. ...........................         20,280
1,794                  Vectren Corp. .......................         36,598
1,249                  WGL Holdings Inc. ...................         34,760
                                                               ------------
                                                                  1,638,667
                                                               ------------
                       Home Building (0.2%)
  207                  Beazer Homes USA Inc.* ..............         15,103
1,531                  Centex Corp. ........................         72,018
1,037                  Champion Enterprises, Inc.* .........         11,303
3,766                  Clayton Homes, Inc. .................         60,557
  485                  Crossmann Communities,
                       Inc. ................................         19,240
2,009                  D.R. Horton, Inc. ...................         55,348
  779                  Fleetwood Enterprises, Inc. .........         12,698
1,158                  KB HOME .............................         37,739
1,682                  Lennar Corp. ........................         77,187
  658                  M.D.C. Holdings, Inc. ...............         27,597
  224                  NVR, Inc.* ..........................         39,480
  637                  Palm Harbor Homes, Inc.* ............         15,931
1,091                  Pulte Holmes, Inc. ..................         45,287
  412                  Ryland Group, Inc. (The) ............         25,746
  347                  Skyline Corp. .......................          9,091
  874                  Standard Pacific Corp. ..............         20,591
  978                  Toll Brothers, Inc.* ................         38,631
1,184                  Walter Industries, Inc. .............         16,623
  489                  Webb (Del) Corp.* ...................         18,132
                                                               ------------
                                                                    618,302
                                                               ------------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
                       Home Furnishings (0.2%)
    592                Bassett Furniture Industries,
                       Inc. ...............................   $     8,702
  1,168                Department 56, Inc.* ...............        11,096
    597                Enesco Group* ......................         4,179
  1,071                Ethan Allen Interiors, Inc. ........        40,173
  1,355                Furniture Brands International,
                       Inc.* ..............................        39,024
  1,551                La-Z-Boy, Inc. .....................        31,067
  5,067                Leggett & Platt, Inc. ..............       121,456
    318                Libbey, Inc. .......................        10,923
  1,350                Mohawk Industries, Inc.* ...........        59,400
  6,885                Newell Rubbermaid, Inc. ............       149,267
    394                Oneida Ltd. ........................         6,840
    469                Springs Industries, Inc.
                       (Class A) ..........................        21,288
  1,511                Tupperware Corp. ...................        35,478
  1,274                Westpoint Stevens, Inc. ............         2,624
                                                              -----------
                                                                  541,517
                                                              -----------
                       Home Improvement Chains (1.1%)
  1,017                Fastenal Co. .......................        66,613
60,254                 Home Depot, Inc. (The) .............     3,034,994
19,860                 Lowe's Companies, Inc. .............       758,255
                                                              -----------
                                                                3,859,862
                                                              -----------
                       Hospital/Nursing Management (0.5%)
 1,074                 Alterra Healthcare Corp.* ..........           268
 2,765                 Beverly Enterprises, Inc.* .........        28,894
 2,225                 Community Health Care* .............        71,200
13,879                 HCA Inc. ...........................       637,740
 6,328                 Health Management
                       Associates, Inc. (Class A)*.........       125,041
 1,006                 LifePoint Hospitals, Inc.* .........        43,067
 2,657                 Manor Care, Inc.* ..................        85,555
 1,325                 Orthodontic Centers of
                       America, Inc.* .....................        39,485
   831                 Province Healthcare Co.* ...........        30,331
 1,603                 Res-Care, Inc.* ....................        13,273
 1,178                 Select Medical Corp.* ..............        23,666
   566                 Sunrise Assisted Living, Inc.*......        17,269
 8,372                 Tenet Healthcare Corp.* ............       464,730


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
 1,847                 Triad Hospitals, Inc.* .............   $    62,650
 1,548                 Universal Health Services, Inc.
                       (Class B)* .........................        76,626
 2,469                 US Oncology, Inc.* .................        19,974
                                                              -----------
                                                                1,739,769
                                                              -----------
                       Hotels/Resorts/Cruiselines (0.4%)
 1,037                 Boca Resorts, Inc. (Class A)*.......        13,626
15,098                 Carnival Corp.* ....................       504,273
 1,289                 Choice Hotels International,
                       Inc.* ..............................        27,262
   446                 Crestline Capital Corp.* ...........        12,898
 2,560                 Extended Stay America, Inc.*........        35,840
 9,523                 Hilton Hotels Corp. ................       115,324
   779                 Marcus Corp. (The) .................        10,890
 6,294                 Marriott International, Inc.
                       (Class A) ..........................       300,538
 1,157                 Prime Hospitality Corp.* ...........        13,896
 1,090                 ResortQuest International,
                       Inc.* ..............................        10,442
 4,963                 Royal Caribbean Cruises Ltd. .......       117,276
 5,132                 Starwood Hotels & Resorts
                       Worldwide, Inc. ....................       183,161
   661                 Trendwest Resorts, Inc.* ...........        15,765
   751                 Vail Resorts, Inc.* ................        14,982
                                                              -----------
                                                                1,376,173
                                                              -----------
                       Household/Personal Care (1.6%)
 1,498                 Alberto-Culver Co. (Class B) .......        64,983
 6,126                 Avon Products, Inc. ................       284,185
 1,179                 Carter-Wallace, Inc. ...............        23,604
   980                 Church & Dwight Co., Inc. ..........        24,863
 6,107                 Clorox Co. .........................       228,280
14,486                 Colgate-Palmolive Co. ..............       785,141
   660                 Del Laboratories, Inc.* ............        10,263
 2,545                 Dial Corp. (The) ...................        41,254
 3,268                 Estee Lauder Companies, Inc.
                       (The) (Class A) ....................       129,249
27,227                 Gillette Co. .......................       758,816
 2,474                 International Flavors &
                       Fragrances, Inc. ...................        72,068
13,741                 Kimberly-Clark Corp. ...............       835,590
 2,711                 Nu Skin Enterprises, Inc.
                       (Class A) ..........................        18,841

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
  1,595                Playtex Products, Inc.* .............   $     15,934
 33,440                Procter & Gamble Co. (The) ..........      2,374,909
  2,487                Revlon Inc. (Class A)* ..............         21,637
                                                               ------------
                                                                  5,689,617
                                                               ------------
                       Industrial Conglomerates (4.1%)
256,469                General Electric Co.** ..............     11,156,401
 20,895                Honeywell International, Inc.  ......        770,399
  2,315                ITT Industries, Inc. ................        102,786
 10,222                Minnesota Mining &
                       Manufacturing Co.  ..................      1,143,637
  1,038                SPX Corp.* ..........................        125,764
  3,687                Textron, Inc. .......................        207,652
 12,154                United Technologies Corp.* ..........        892,104
                                                               ------------
                                                                 14,398,743
                                                               ------------
                       Industrial Machinery (0.3%)
    204                Actuant Corp. (Class A)* ............          3,570
    235                CIRCOR International, Inc. ..........          3,913
  1,021                Flowserve Corp.* ....................         25,117
    828                Graco Inc. ..........................         27,986
    777                IDEX Corp. ..........................         25,151
  7,848                Illinois Tool Works Inc. ............        494,424
  4,129                Ingersoll-Rand Co.* .................        180,355
    273                Kadant Inc. .........................          3,817
    794                Kennametal, Inc. ....................         30,648
  1,077                Lincoln Electric Holdings,
                       Inc. ................................         25,762
  1,600                McDermott International, Inc.*.......         17,664
    871                Milacron Inc. .......................         15,939
    862                Nordson Corp. .......................         21,464
  3,069                Parker-Hannifin Corp. ...............        137,184
    456                Regal-Beloit Corp. ..................          8,801
  1,012                Robbins & Myers, Inc. ...............         26,616
    794                Roper Industries, Inc. ..............         30,053
    503                Tecumseh Products Co.
                       (Class A) ...........................         24,375
    261                Tennant Co. . .......................          9,795
  1,338                Wabtec Corp. ........................         19,401


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
    684                Watts Industries, Inc. ..............   $     10,821
    296                Woodward Governor Co. ...............         21,723
                                                               ------------
                                                                  1,164,579
                                                               ------------
                       Industrial Specialties (0.3%)
    809                Albany International Corp.
                       (Class A)* ..........................         16,140
    537                Bacou USA, Inc.* ....................         15,170
    792                BMC Industries, Inc. ................          3,802
    895                BP Prudhoe Bay Royalty Trust.........         13,291
    619                Brady (W.H.) Co. (Class A) ..........         21,325
    939                Buckeye Technologies Inc.* ..........         12,723
    644                Cabot Microelectronics
                       Corp.* ..............................         45,241
    469                CUNO, Inc.* .........................         12,171
  1,237                Donaldson Co., Inc. .................         38,100
  3,344                Ecolab, Inc. ........................        133,894
    585                Energy Conversion Devices,
                       Inc. * ..............................         13,666
  2,371                Foamex International Inc.* ..........         18,494
    350                Fuller (H.B.) Co. ...................         18,434
    452                Ionics, Inc.* .......................         13,994
  2,006                Lydall, Inc.* .......................         21,926
    811                MacDermid, Inc.  ....................         13,300
    700                Material Sciences Corp.* ............          7,315
  1,238                Millipore Corp. .....................         80,693
    450                Mine Safety Appliances Co. ..........         14,602
    534                Minerals Technologies, Inc. .........         22,679
  3,133                Omnova Solutions, Inc. ..............         21,430
  4,348                PPG Industries, Inc. ................        238,923
    556                Research Frontiers Inc.* ............         14,456
    412                Rogers Corp.* .......................         11,186
  2,725                RPM, Inc.* ..........................         25,288
  4,097                Sherwin-Williams Co. ................         93,780
    651                Spartech Corp. ......................         15,364
    799                Symyx Technologies, Inc.* ...........         18,776
  1,188                UCAR International, Inc.* ...........         13,187
  1,271                Valspar Corp. (The) .................         43,087
  1,246                WD-40 Co. ...........................         27,599
  1,363                Zoltek Companies, Inc.* .............          5,111
                                                               ------------
                                                                  1,065,147
                                                               ------------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
                       Information Technology
                       Services (0.6%)
   1,067               Aether Systems, Inc* ..............   $    11,289
   1,117               American Management
                       Systems, Inc.* ....................        20,787
     859               Analysts International Corp. ......         4,364
     445               CACI International Inc.
                        (Class A)* ........................        15,575
   1,767               CGI Group Inc. (Class A)
                       (Canada)* .........................        10,070
   1,492               CIBER, Inc. * .....................        10,489
   4,769               Citrix Systems, Inc.* .............       159,618
     164               Cognizant Technology
                       Solutions Corp.* ..................         7,257
   4,353               Computer Sciences Corp.* ..........       157,187
     991               Convansys Corp.* ..................        10,564
   1,140               Datatec Systems, Inc.* ............           809
     994               Documentum, Inc.* .................        14,860
  12,081               Electronic Data Systems
                       Corp. .............................       771,372
   2,284               Henry (Jack) & Associates,
                       Inc. ..............................        64,569
   1,273               iGATE Capital Corp.* ..............         4,634
   2,520               Indus International, Inc.* ........        19,127
   7,986               Infonet Services Corp.
                       (Class B)* ........................        51,270
   2,982               J.D. Edwards & Co.* ...............        38,020
     864               JDA Software Group, Inc.* .........        18,058
   1,879               Keane, Inc.* ......................        34,761
     695               Manhattan Associates, Inc.* .......        21,774
     500               McAfee.com Corp.* .................         8,075
     392               MICROS Systems, Inc.* .............         7,566
   1,351               National Instruments Corp.* .......        48,177
     614               NetScout Systems, Inc.* ...........         3,635
     359               Netsolve, Inc.* ...................         4,344
   7,591               PeopleSoft, Inc.* .................       331,499
   2,521               Perot Systems Corp.
                       (Class A)* ........................        42,479
   2,204               QAD, Inc.* ........................         7,361
     894               Rainmaker Systems, Inc.* ..........           572
   1,918               Reynolds & Reynolds Co.
                       (Class A)* ........................        43,922
   1,591               RSA Security, Inc.* ...............        38,964
   3,162               Sapient Corp.* ....................        19,762


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
     702               StorageNetworks, Inc.* ............   $     4,387
   1,106               SVI Solutions Inc.* ...............           874
   1,110               Sykes Enterprises, Inc.* ..........         7,759
   1,003               Syntel, Inc.* .....................         8,927
     813               Systems & Computer
                       Technology Corp.* .................        10,374
   8,177               Unisys Corp.* .....................        93,627
     819               USDATA Corp.* .....................           205
   1,992               Wind River Systems, Inc.* .........        28,525
     663               Zamba Corp.* ......................           557
                                                             -----------
                                                               2,158,045
                                                             -----------
                       Insurance Brokers/Services (0.3%)
   6,761               AON Corp. .........................       239,677
     776               Brown & Brown, Inc. ...............        37,520
     796               CCC Information Services
                       Group, Inc.* ......................         4,816
   1,650               ChoicePoint Inc.* .................        67,369
   1,407               Copart, Inc.* .....................        39,931
     189               CorVel Corp.* .....................         7,040
   1,189               Crawford & Co. (Class B) ..........        15,457
   2,082               Gallagher (Arthur J.) & Co. .......        57,255
     382               Hilb, Rogal & Hamilton Co. ........        17,476
   7,114               Marsh & McLennan
                       Companies, Inc. ...................       714,246
                                                             -----------
                                                               1,200,787
                                                             -----------
                       Integrated Oil (3.2%)
   2,332               Amerada Hess Corp. ................       180,217
  16,563               Chevron Corp. .....................     1,513,693
  16,130               Conoco, Inc. (Class B) ............       500,030
 178,150               Exxon Mobil Corp. .................     7,439,544
   1,186               Murphy Oil Corp. ..................        90,788
   6,603               Phillips Petroleum Co. ............       376,965
   1,344               Pure Resources, Inc.* .............        24,662
  14,225               Texaco, Inc. ......................       985,081
                                                             -----------
                                                              11,110,980
                                                             -----------
                       Internet Retail (0.0%)
   1,961               1-800-FLOWERS.COM, Inc. *..........        23,532
   9,274               Amazon.com, Inc.* .................       115,832
   2,585               Ashford.com, Inc.* ................           388
   2,691               Barnesandnoble.com. Inc.* .........         3,310

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
 3,258                 BUY.COM* ..........................   $    586
 1,139                 Cyberian Outpost, Inc.* ...........        524
 1,463                 Egghead.com, Inc.* ................        468
                                                             --------
                                                              144,640
                                                             --------
                       Internet Software/Services (0.7%)
   677                 Accrue Software, Inc.* ............        271
   848                 Agency.com, Inc.* .................      2,748
 1,251                 Agile Software Co.* ...............     15,062
 2,846                 Akamai Technologies, Inc.* ........     22,056
 1,334                 Alloy Online, Inc.* ...............     22,998
 1,754                 America Online Latin America,
                       Inc.* .............................     10,278
 3,183                 Applied Digital Solutions,
                       Inc.* .............................        987
   771                 AppliedTheory Corp.* ..............        324
   347                 Apropos Technology, Inc.* .........        781
   800                 Ardent Communications Inc.*........        320
 6,762                 Ariba, Inc.* ......................     27,116
 1,845                 Art Technology Group, Inc.* .......      3,708
 8,517                 At Home Corp. (Series A)* .........     10,050
10,178                 BEA Systems, Inc.* ................    224,425
 1,882                 Blue Martini Software, Inc.* ......      2,842
   553                 Braun Consulting, Inc.* ...........      4,225
 7,292                 BroadVision, Inc.* ................     24,939
   437                 C-Bridge Internet Solutions,
                       Inc.* .............................        590
   603                 Centra Software, Inc.* ............      9,865
   999                 Click Commerce, Inc.* .............      5,944
 8,707                 CMGI Inc.* ........................     17,588
 3,567                 CNET Networks, Inc.* ..............     39,237
   919                 Cobalt Group, Inc. (The)* .........      3,115
 5,241                 Commerce One, Inc.* ...............     19,601
   399                 Concero, Inc.* ....................        188
   605                 CyberSource Corp.* ................        544
   893                 Data Return Corp.*.................        420
   256                 Dice Inc.* ........................        169
   633                 Digex, Inc.* ......................      3,652
   764                 Digital Insight Corp.* ............     14,325
 1,491                 Digitas Inc.* .....................      5,278
 3,026                 Divine Inc. (Class A)* ............      3,843
 3,438                 Earthlink, Inc.* ..................     56,280
 1,040                 EasyLink Services Corp
                       (Class A)* ........................        385


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
   669                 Elcom International, Inc.* ........   $  1,037
 1,082                 eLoyalty Corp.* ...................        487
   707                 Embarcadero Technologies,
                       Inc.* .............................     11,892
   852                 eSoft, Inc.* ......................      1,022
   726                 eXcelon Corp.* ....................        878
 1,174                 EXE Technologies, Inc.* ...........      4,919
14,500                 Exodus Communications,
                       Inc.* .............................     16,965
   573                 F5 Networks, Inc.* ................      8,372
   819                 FirePond, Inc.* ...................        541
   696                 Frontline Capital Group* ..........      1,009
   955                 General Magic, Inc.* ..............        650
 4,747                 Genuity Inc.* .....................     11,345
 1,383                 GoTo.com, Inc.* ...................     32,625
   752                 HearMe Inc.* ......................         45
 2,784                 iBEAM Broadcasting Corp.* .........        696
   296                 Inforte Corp.* ....................      3,315
 8,497                 InfoSpace, Inc.* ..................     17,759
 3,346                 Inktomi Corp.* ....................     13,384
 1,243                 Interliant, Inc.* .................        697
 4,035                 Internap Network Services
                       Corp.* ............................      7,626
 1,125                 Internet Security Systems,
                       Inc.* .............................     25,909
 2,706                 Interwoven, Inc.* .................     27,845
   572                 IntraNet Solutions, Inc.* .........     13,476
 1,007                 ITXC Corp.* .......................      3,857
   190                 J2 Global Communications,
                       Inc.* .............................        760
   775                 Jupiter Media Metrix, Inc.* .......        914
 3,824                 Kana Communications, Inc.*.........      6,654
   719                 Keynote Software, Inc.* ...........      6,399
 4,111                 KPMG Consulting, Inc.* ............     57,390
   949                 Lante Corp.* ......................        883
 2,713                 Liberate Technologies, Inc.* ......     32,692
   342                 Lionbridge Technologies,
                       Inc.* .............................        427
   407                 Liquid Audio, Inc.* ...............      1,022
 1,175                 MatrixOne, Inc.* ..................     18,624
 1,192                 MessageMedia, Inc.* ...............        560
 1,130                 MicroStrategy Inc.* ...............      3,661
 1,340                 National Information
                       Consortium, Inc.* .................      3,899

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
    588                Net Perceptions, Inc. * ...........   $     853
    791                Netegrity, Inc.* ..................      20,542
  1,435                NetManage, Inc.* ..................         976
    687                NetObjects, Inc.* .................         584
    936                NetSpeak Corp.* ...................       2,827
     54                Netzee, Inc.* .....................          95
  4,399                Openwave Systems Inc.* ............     112,438
  2,295                Organic, Inc.* ....................         574
    728                Packeteer, Inc.* ..................       6,552
  4,343                Portal Software, Inc.* ............      11,726
  1,617                Prodigy Communications
                       Corp. (Class A)* ..................       9,055
    339                QRS Corp.* ........................       4,932
  2,264                Quest Software, Inc.* .............      63,550
  1,302                Rare Medium Group, Inc.* ..........         378
  4,170                RealNetworks, Inc.* ...............      29,273
  1,293                Retek, Inc.* ......................      41,479
  1,533                S1 Corp.* .........................      20,833
  1,171                Saba Software, Corp.* .............      15,047
    720                Secure Computing Corp.* ...........      11,376
  1,784                SeeBeyond Technology
                       Corp.* ............................      13,202
    981                Selectica Inc. * ..................       2,953
 11,700                Siebel Systems, Inc.* .............     403,182
    479                SilverStream Software, Inc.*.......       3,018
    413                Softnet Systems, Inc.* ............         702
  1,663                SonicWALL, Inc.* ..................      35,339
    898                Support.com, Inc.* ................       1,985
    874                TenFold Corp.* ....................       1,285
    706                Tumbleweed Communications
                       Corp.* ............................       2,189
    990                Vastera, Inc.* ....................      12,860
  5,186                VeriSign, Inc.* ...................     283,207
  2,143                VerticalNet, Inc.* ................       2,979
    341                Viador Inc.* ......................         102
  1,072                Viewpoint Corp.* ..................       6,539
  6,323                Vignette Corp.* ...................      50,205
  3,424                Vitria Technology, Inc.* ..........      12,224
    660                WatchGuard Technologies,
                       Inc.* .............................       7,062
    311                Webb Interactive Services,
                       Inc. * ............................         569


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
   986                 WebEx Communications, Inc.*           $  22,589
 1,269                 webMethods, Inc.* .................      19,809
14,637                 Yahoo! Inc.* ......................     257,904
   386                 ZixIt Corp.* ......................       3,300
                                                             ---------
                                                             2,390,684
                                                             ---------
                       Investment Banks/Brokers (1.4%)
 4,509                 AmeriTrade Holding Corp.
                       (Class A)* ........................      29,038
 2,747                 Bear Stearns Companies, Inc.
                       (The) .............................     159,738
 8,637                 E*TRADE Group, Inc.* ..............      55,968
 2,074                 Edwards (A.G.), Inc. ..............      90,738
   208                 eSPEED, Inc (Class A)* ............       2,943
   635                 First Albany Companies Inc. .......       6,426
 3,461                 Goldman Sachs Group, Inc.
                       (The) .............................     287,817
   837                 Instinet Group, Inc.* .............      11,634
   832                 Investment Technology Group,
                       Inc.* .............................      43,672
   663                 Jefferies Group, Inc.  ............      23,510
 3,285                 Knight Trading Group, Inc. * ......      35,741
 1,506                 LaBranche & Co., Inc.* ............      43,599
 1,688                 Legg Mason, Inc. ..................      81,260
 6,364                 Lehman Brothers Holdings,
                       Inc. ..............................     458,208
21,671                 Merrill Lynch & Co., Inc.* ........   1,175,435
29,406                 Morgan Stanley Dean Witter &
                       Co. (See Note 4) ..................   1,759,067
 1,274                 Raymond James Financial,
                       Inc. ..............................      38,093
35,788                 Schwab (Charles) Corp. ............     536,462
 2,159                 Siebert Financial Corp.* ..........       9,740
   460                 Southwest Securities Group,
                       Inc. ..............................       8,299
 1,146                 TD Waterhouse Group, Inc.* ........      10,681
   730                 Tucker Anthony Sutro Corp. ........      17,484
   459                 Wit Soundview Group, Inc.* ........         881
                                                             ---------
                                                             4,886,434
                                                             ---------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
                       Investment Managers (0.3%)
    276                Acacia Research Corp.* ...........   $    4,714
    602                Affiliated Managers Group,
                       Inc.* ............................       40,779
  1,929                Alliance Capital Management
                       Holding L.P. .....................      100,308
  1,813                Eaton Vance Corp. ................       61,896
  3,007                Federated Investors, Inc.
                       (Class B) ........................       90,902
  6,830                Franklin Resources, Inc. .........      294,646
    841                John Nuveen Co. (The)
                       (Class A) ........................       52,159
  1,264                Neuberger Berman Inc. ............       86,887
  5,662                Stilwell Financial, Inc. .........      167,935
  3,194                T. Rowe Price Group Inc.* ........      121,244
  2,084                Waddell & Reed Financial, Inc.
                       (Class A) ........................       64,187
                                                            ----------
                                                             1,085,657
                                                            ----------

                       Investment Trusts/Mutual Funds (0.0%)
    425                Winfield Capital Corp.* ..........          680
                                                            ----------
                       Life/Health Insurance (0.8%)
 13,576                AFLAC, Inc. ......................      401,578
 12,887                American General Corp. ...........      596,024
    712                American National Insurance
                       Co.  .............................       57,159
    785                AmerUs Group Co. .................       25,316
    549                Delphi Financial Group, Inc.
                       (Class A)* .......................       20,944
    675                FBL Financial Group, Inc.
                       (Class A) ........................       12,555
  1,154                Great American Financial
                       Resources, Inc.  .................       21,003
  3,978                Jefferson-Pilot Corp. ............      188,995
    249                Kansas City Life Insurance Co.            9,417
  4,849                Lincoln National Corp.  ..........      247,444
 19,358                MetLife, Inc. ....................      573,965
    327                National Western Life
                       Insurance Co. (Class A)* .........       36,300
    766                Presidential Life Corp. ..........       14,730
  1,793                Protective Life Corp. ............       59,528
  1,306                Reinsurance Group of
                       America, Inc. ....................       51,038


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                        --------------------
   873                 StanCorp Financial Group,
                       Inc. .............................   $   38,499
 1,342                 The MONY Group Inc. ..............       53,009
 3,239                 Torchmark Corp. ..................      134,451
 1,024                 UICI * ...........................       13,558
 6,232                 UnumProvident Corp. ..............      177,799
                                                            ----------
                                                             2,733,312
                                                            ----------
                       Major Banks (3.6%)
41,386                 Bank of America Corp. ............    2,632,977
18,992                 Bank of New York Co., Inc. .......      851,981
30,089                 Bank One Corp. ...................    1,164,745
10,515                 BB&T Corp. .......................      388,109
 4,608                 Comerica, Inc. ...................      283,807
25,338                 First Union Corp. ................      896,965
27,965                 FleetBoston Financial Corp. ......    1,049,247
 6,481                 Huntington Bancshares, Inc. ......      118,667
10,961                 KeyCorp ..........................      293,207
12,321                 Mellon Financial Corp. ...........      468,444
15,511                 National City Corp. ..............      498,213
 7,462                 PNC Financial Services Group,
                       Inc. .............................      495,104
 3,516                 Popular, Inc. ....................      122,955
 8,777                 SouthTrust Corp. .................      225,306
 7,539                 SunTrust Banks, Inc. .............      522,076
 4,088                 UnionBanCal Corp. ................      151,215
 5,516                 Wachovia Corp. ...................      392,188
44,312                 Wells Fargo & Co. ................    2,041,011
                                                            ----------
                                                            12,596,217
                                                            ----------
                       Major Telecommunications (4.0%)
   712                 Alaska Communications
                       Systems Holdings, Inc.* ..........        5,411
 8,083                 ALLTEL Corp. .....................      498,317
90,231                 AT&T Corp. .......................    1,823,569
48,390                 BellSouth Corp. ..................    1,969,473
 5,631                 BroadWing Inc.* ..................      136,890
   463                 NTelos Inc.* .....................        7,306
 7,179                 NTL Inc.* ........................       68,272
   893                 Pac-West Telecomm, Inc.* .........          893
   928                 Primus Telecommunications
                       Group, Inc.* .....................          789

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
   2,360               RCN Corp.* ........................   $      9,511
  86,960               SBC Communications, Inc. ..........      3,915,809
  22,884               Sprint Corp. (FON Group) ..........        534,113
   2,058               UnitedGlobalCom, Inc.
                       (Class A)* ........................         13,871
  69,834               Verizon Communications Inc. .......      3,781,511
  74,804               WorldCom Group* ...................      1,047,259
   3,100               Worldcom Inc.- MCI Group* .........         41,175
                                                             ------------
                                                               13,854,169
                                                             ------------
                       Managed Health Care (0.5%)
   3,725               Aetna Inc. ........................        105,082
     658               AmeriPath, Inc.* ..................         19,760
   5,958               Caremark Rx, Inc.* ................        104,742
   3,916               CIGNA Corp. .......................        392,814
   1,693               Coventry Health Care, Inc.* .......         38,956
   2,554               First Health Group Corp.* .........         67,911
   3,175               Health Net Inc.* ..................         58,261
   4,508               Humana, Inc.* .....................         50,264
   1,285               Magellan Health Services,
                       Inc.* .............................         15,407
   1,291               Mid Atlantic Medical Services,
                       Inc.* .............................         27,111
   2,546               Oxford Health Plans, Inc.* ........         73,834
     880               PacifiCare Health Systems,
                       Inc.* .............................         10,886
     510               Rightchoice Managed Care,
                       Inc.* .............................         25,271
     831               Sierra Health Services, Inc.*......          7,329
     952               Trigon Healthcare, Inc.* ..........         65,193
   8,190               UnitedHealth Group Inc. ...........        552,170
   1,647               Wellpoint Health Networks,
                       Inc.* .............................        176,163
                                                             ------------
                                                                1,791,154
                                                             ------------
                       Marine Shipping (0.0%)
   1,130               Alexander & Baldwin, Inc. .........         28,702
     629               Kirby Corp.* ......................         15,662
     894               Overseas Shipholding Group,
                       Inc. ..............................         22,886
   1,583               Tidewater, Inc. ...................         55,785
                                                             ------------
                                                                  123,035
                                                             ------------


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
                       Media Conglomerates (2.5%)
114,397                AOL Time Warner Inc.* .............   $  5,199,344
 53,962                Disney (Walt) Co. (The) ...........      1,421,899
 45,964                Viacom, Inc. (Class B)
                       (Non-Voting)* .....................      2,289,007
                                                             ------------
                                                                8,910,250
                                                             ------------
                       Medical Distributors (0.5%)
  1,410                AmeriSource Health Corp.
                       (Class A)* ........................         81,977
  1,855                Andrx Group * .....................        125,936
  3,492                Bergin Brunswig Corp.
                       (Class A) .........................         73,786
 11,511                Cardinal Health, Inc. .............        847,555
  1,114                Henry Schein, Inc.* ...............         41,218
  7,354                McKesson HBOC, Inc. ...............        304,823
  1,458                Neoforma.com, Inc.* ...............          1,181
    885                Owens & Minor, Inc. ...............         16,196
  1,743                Patterson Dental Co.* .............         60,482
    354                PolyMedica Industries, Inc.* ......         12,479
  1,198                Priority Healthcare Corp.
                       (Class B)* ........................         28,692
  1,692                PSS World Medical, Inc.* ..........         11,167
    655                Syncor International Corp.* .......         19,159
                                                             ------------
                                                                1,624,651
                                                             ------------
                       Medical Specialties (1.5%)
    402                ABIOMED, Inc.* ....................          7,638
    339                Analogic Corp. ....................         13,597
  2,726                Apogent Technologies Inc.* ........         65,560
  5,452                Applera Corp. - Applied
                       Biosystems Group ..................        153,746
    646                Aradigm Corp.* ....................          2,894
    871                ArQule, Inc.* .....................         12,621
    604                Arrow International, Inc. .........         22,312
    572                ArthroCare Corp.* .................         17,206
    413                Aspect Medical Systems,
                       Inc.* .............................          4,919
    414                ATS Medical, Inc.* ................          4,181
  1,325                Bard (C.R.), Inc. .................         78,374
  1,431                Bausch & Lomb, Inc. ...............         48,997
 15,295                Baxter International, Inc. ........        761,691
  1,578                Beckman Coulter, Inc. .............         72,525
  6,651                Becton, Dickinson & Co. ...........        229,859

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
   351                 Bio-Rad Laboratories, Inc.
                       (Class A)* ........................   $  17,195
 4,620                 Biomet, Inc. ......................     224,301
   375                 Biosite Diagnostics Inc.* .........      12,829
10,365                 Boston Scientific Corp.* ..........     186,674
 1,334                 BriteSmile, Inc.* .................      16,141
   383                 Cerus Corp.* ......................      23,325
   737                 ChromaVision Medical
                       Systems, Inc.* ....................       3,685
   390                 Cima Labs, Inc.* ..................      25,139
   310                 Closure Medical Corp.* ............       7,285
   715                 Coherent, Inc.* ...................      26,441
   362                 CONMED Corp.* .....................      11,218
   381                 Cooper Companies, Inc. (The).......      18,402
   507                 Cryolife, Inc.* ...................      20,959
   557                 Cyberonics Inc.* ..................       9,330
   831                 Cygnus, Inc.* .....................       7,978
 2,959                 Cytyc Corp.* ......................      73,797
   387                 Datascope Corp. ...................      16,358
 1,336                 DENTSPLY International, Inc. ......      59,185
   728                 Diagnostic Products Corp. .........      29,469
 1,672                 Diametrics Medical, Inc.* .........       6,437
   400                 Digene Corp.* .....................      13,852
 1,561                 Edwards Lifesciences Corp.*........      38,682
 7,927                 Guidant Corp.* ....................     252,713
   703                 Haemonetics Corp.* ................      23,558
 1,613                 Hillenbrand Industries, Inc. ......      91,296
   364                 I-STAT Corp.* .....................       3,101
   396                 IGEN International, Inc.* .........      11,543
 3,799                 Imatron Inc.* .....................       6,154
   535                 INAMED Corp.* .....................      12,391
 1,347                 Inhale Therapeutic Systems,
                       Inc.* .............................      20,892
   822                 Invacare Corp. ....................      29,419
   843                 Inverness Medical Technology,
                       Inc.* .............................      31,309
   768                 KV Pharmaceutical Co.
                       (Class A)* ........................      20,882
 2,164                 LaserSight, Inc.* .................       4,133
31,206                 Medtronic, Inc. ...................   1,498,824
   615                 Mentor Corp. ......................      18,161
 1,671                 MiniMed, Inc.* ....................      79,673


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
   443                 Molecular Devices Corp.* ..........   $   9,210
   537                 Novoste Corp.* ....................      12,222
   610                 Ocular Sciences, Inc.* ............      12,743
   645                 Osteotech, Inc.* ..................       2,935
 1,662                 Packard BioScience Co.* ...........      16,005
 3,170                 Pall Corp.* .......................      75,763
 4,250                 Peregrine Pharmaceuticals,
                       Inc.* .............................       8,713
   821                 ResMed, Inc.* .....................      43,267
   802                 Respironics, Inc. .................      25,576
   349                 SonoSite, Inc.* ...................       5,497
 2,238                 St. Jude Medical, Inc.* ...........     156,660
   703                 Staar Surgical Co.* ...............       2,742
 1,841                 STERIS Corp.* .....................      39,600
 5,064                 Stryker Corp.* ....................     303,739
   438                 SurModics, Inc. * .................      21,239
   987                 Sybron Dental Specialties,
                       Inc.* .............................      19,740
 1,428                 Thoratec Corp.* ...................      25,533
   879                 Varian Medical Systems, Inc.*......      62,849
   621                 Ventana Medical Systems,
                       Inc.* .............................      20,804
 1,623                 VISX, Inc.* .......................      25,806
   494                 Vital Signs, Inc. .................      13,313
   268                 West Pharmaceutical
                       Services, Inc. ....................       7,182
   591                 Zoll Medical Corp.* ...............      21,542
                                                             ---------
                                                             5,381,531
                                                             ---------
                       Medical/Nursing Services (0.1%)
 1,428                 Apria Healthcare Group, Inc.*......      33,915
 2,229                 DaVita, Inc.* .....................      47,790
 1,776                 Hooper Holmes, Inc. ...............      10,194
 2,051                 Laser Vision Centers, Inc.* .......       5,968
 4,956                 LCA-Vision, Inc.* .................      10,854
 2,794                 Lincare Holdings, Inc.* ...........      91,783
   400                 Matria Healthcare, Inc.* ..........       7,900
   684                 Pediatrix Medical Group, Inc.*.....      22,469
   444                 Rehabcare Group, Inc.* ............      19,514
 1,256                 Renal Care Group, Inc.* ...........      37,052
                                                             ---------
                                                               287,439
                                                             ---------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
                       Metal Fabrications (0.1%)
  687                  ABC-NACO, Inc.* ....................   $   426
  332                  Commercial Metals Co. ..............    10,491
  855                  General Cable Corp. ................    13,714
  463                  Gibraltar Steel Corp. ..............     8,843
1,013                  Harsco Corp. .......................    30,957
4,103                  Hexcel Corp.* ......................    30,485
  817                  Kaydon Corp. .......................    20,425
  884                  Maverick Tube Corp.* ...............    11,474
2,954                  Metals USA, Inc. ...................     6,499
  917                  Mueller Industries, Inc.* ..........    30,674
  324                  Penn Engineering &
                       Manufacturing Corp. ................     5,427
1,351                  Precision Castparts Corp. ..........    49,312
1,070                  Shaw Group Inc. (The)* .............    34,775
  346                  SPS Technologies, Inc.* ............    16,227
1,623                  Timken Co. (The)* ..................    27,055
  588                  Wolverine Tube, Inc. ...............     9,126
                                                              -------
                                                              305,910
                                                              -------
                       Miscellaneous Commercial
                       Services (0.4%)
  285                  4Kids Entertainment, Inc.* .........     7,296
  616                  ABM Industries Inc. ................    22,515
  348                  AHL Services, Inc.* ................     2,446
2,116                  ALPNET, Inc.* ......................     1,058
1,055                  AnswerThink Consulting
                       Group, Inc.* .......................     8,335
  283                  Bright Horizons Family
                       Solutions, Inc.* ...................     7,641
  578                  Carreker Corp.* ....................    10,953
2,178                  Century Business Services,
                       Inc.* ..............................     7,993
  345                  Charles River Associates
                       Inc.* ..............................     6,038
2,043                  CheckFree Corp.* ...................    61,617
  799                  click2learn.com, Inc.* .............     2,413
4,412                  Convergys Corp.* ...................   137,434
  908                  Corporate Executive Board
                       Co.* ...............................    37,746
  383                  Costar Group, Inc.* ................    10,383
  543                  DiamondCluster International,
                       Inc. (Class A)* ....................     5,582
  911                  DigitalThink, Inc.* ................    13,210


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
  646                  Exchange Applications, Inc.*........   $   420
2,397                  Exult Inc.* ........................    32,000
  431                  F.Y.I., Inc.* ......................    17,930
  579                  Fair, Isaac & Co., Inc. ............    36,130
  559                  Forrester Research, Inc.* ..........    11,152
  976                  Freemarkets, Inc.* .................    19,442
  466                  G & K Services, Inc. (Class A)......    12,740
2,290                  Galileo International, Inc. ........    76,120
2,319                  Gartner Group, Inc.
                       (Class B)* .........................    24,118
  654                  Global Imaging Systems,
                       Inc.* ..............................     9,195
3,698                  IKON Office Solutions, Inc. ........    28,770
  266                  Insurance Auto Auctions,
                       Inc.* ..............................     4,245
  615                  InterCept Group, Inc. (The)* .......    19,526
  861                  Internet Pictures Corp.* ...........       207
1,435                  Iron Mountain Inc.* ................    62,623
2,458                  Learn2.com Inc.* ...................       344
  570                  Learning Tree International,
                       Inc.* ..............................    13,093
  649                  Management Network Group,
                       Inc. (The)* ........................     3,239
  760                  Marketing Services Group,
                       Inc.* ..............................       684
  560                  MAXIMUS, Inc.* .....................    24,830
  376                  MemberWorks Inc.* ..................     8,170
  627                  Metro One
                       Telecommunications, Inc.*...........    23,832
  859                  Navigant Consulting, Inc.* .........     5,644
1,607                  Navigant International, Inc.* ......    27,721
1,751                  NOVA Corp.* ........................    58,483
1,213                  Pegasystems Inc.* ..................     4,672
1,413                  Pittston Brink's Group .............    31,157
  645                  ProBusiness Services, Inc.* ........    17,783
1,228                  Profit Recovery Group
                       International Inc. (The)* ..........    14,147
  620                  ProQuest Co. .......................    19,245
  606                  PROVANT, Inc.* .....................     1,091
3,467                  Sabre Holdings Corp.* ..............   170,438
2,507                  Sitel Corp.*........................     4,137
  637                  Source Information
                       Management Co. (The)* ..............     3,599
  934                  Staff Leasing, Inc. ................     3,127

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                           VALUE
--------------------                                            --------------------
    347                StarTek, Inc.* .......................   $   9,022
    988                Sylvan Learning Systems,
                       Inc.* ................................      26,696
  1,960                TeleTech Holdings, Inc.* .............      15,680
  2,301                Viad Corp. ...........................      56,328
  1,033                Wackenhut Corp. (The)
                       (Class A)* ...........................      18,387
    687                Wackenhut Corrections
                       Corp.* ...............................       8,979
  1,153                Wireless Facilities, Inc.* ...........       9,304
                                                                ---------
                                                                1,277,110
                                                                ---------
                       Miscellaneous Manufacturing (0.2%)
    874                Ametek, Inc. .........................      27,330
    790                Carlisle Co., Inc. ...................      28,551
  1,619                Crane Co. ............................      49,460
  3,680                Danaher Corp. ........................     208,251
    603                Dionex Corp.* ........................      17,608
  5,248                Dover Corp. ..........................     189,715
  1,208                Federal Signal Corp. .................      25,489
  1,305                Pentair, Inc. ........................      46,628
  1,567                PubliCARD, Inc.* .....................         627
    609                Smith (A.O.) Corp. ...................      10,676
  1,309                Standex International Corp. ..........      30,565
  1,024                Teleflex, Inc. .......................      48,794
  1,020                Tredegar Corp. .......................      20,502
  2,142                U.S. Industries, Inc. ................       7,775
    581                Valmont Industries, Inc. .............       9,825
    842                Varian, Inc.* ........................      24,233
                                                                ---------
                                                                  746,029
                                                                ---------
                       Motor Vehicles (0.7%)
 47,239                Ford Motor Co. .......................   1,203,177
 14,164                General Motors Corp. .................     900,830
  7,808                Harley-Davidson, Inc. ................     402,971
                                                                ---------
                                                                2,506,978
                                                                ---------
                       Movies/Entertainment (0.2%)
  2,391                AMC Entertainment, Inc.* .............      31,107
  1,362                Cedar Fair, L.P. .....................      29,828
  1,124                Championship Auto Racing
                       Teams, Inc.* .........................      18,265


      NUMBER OF
       SHARES                                                           VALUE
--------------------                                            --------------------
   909                 Crown Media Holdings, Inc.
                       (Class A)* ...........................   $  15,689
 4,559                 Fox Entertainment Group, Inc.
                       (Class A)* ...........................     124,233
   895                 Gaylord Entertainment Co.* ...........      24,389
 1,372                 International Speedway Corp.
                       (Class A) ............................      55,840
   893                 Launch Media, Inc.* ..................         813
   799                 Liberty Digital, Inc. (Class A)*......       3,683
 4,815                 Loews Cineplex Entertainment
                       Corp.* ...............................         650
 5,633                 Metro-Goldwyn-Mayer Inc.* ............     112,660
   539                 On Command Corp.* ....................       2,593
 1,275                 Pixar, Inc.* .........................      53,231
 2,403                 Six Flags, Inc.* .....................      41,043
 1,092                 Speedway Motorsports, Inc.*...........      28,894
   898                 TiVo Inc.* ...........................       5,954
   232                 World Wrestling Federation
                       Entertainment, Inc.* .................       2,436
                                                                ---------
                                                                  551,308
                                                                ---------
                       Multi-Line Insurance (1.7%)
60,186                 American International Group,
                       Inc.  ................................   5,010,485
 4,732                 CNA Financial Corp.* .................     183,365
 6,120                 Hartford Financial Services
                       Group, Inc. (The) ....................     405,205
 1,106                 Horace Mann Educators
                       Corp. ................................      22,828
 5,093                 Loews Corp. ..........................     289,079
   628                 Nationwide Financial Services,
                       Inc. (Class A) .......................      27,626
 3,298                 Safeco Corp. .........................     104,613
 1,743                 Unitrin, Inc. ........................      65,363
   432                 Zenith National Insurance
                       Corp. ................................      12,960
                                                                ---------
                                                                6,121,524
                                                                ---------
                       Office Equipment/Supplies (0.2%)
 2,846                 Avery Dennison Corp. .................     145,886
   448                 General Binding Corp.* ...............       4,637
 1,582                 Hon Industries, Inc. .................      40,768
 1,097                 Kimball International, Inc.
                       (Class B) ............................      17,014

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
 2,051                 Miller (Herman), Inc. .............   $  51,767
 6,372                 Pitney Bowes, Inc. ................     256,154
   843                 Steelcase, Inc. (Class A) .........      12,982
                                                             ---------
                                                               529,208
                                                             ---------
                       Oil & Gas Pipelines (0.6%)
   733                 Buckeye Partners, L.P. ............      27,092
13,147                 El Paso Corp. .....................     680,357
19,264                 Enron Corp. .......................     873,622
 1,194                 Enterprise Products Partners
                       L.P. ..............................      51,044
   603                 Plains All American Pipeline,
                       L.P. ..............................      15,678
 1,291                 TC Pipelines, L.P. ................      31,305
   898                 TEPPCO Partners, L.P. .............      28,646
   882                 Western Gas Resources, Inc. .......      26,213
12,513                 Williams Companies, Inc.
                       (The) .............................     419,186
                                                             ---------
                                                             2,153,143
                                                             ---------
                       Oil & Gas Production (0.7%)
 6,471                 Anardarko Petroleum Corp. .........     367,553
 3,280                 Apache Corp. ......................     170,396
   398                 Barrett Resources Corp.* ..........      23,442
 1,446                 Belco Oil & Gas Corp.* ............      12,985
   671                 Berry Petroleum Co. (Class A)......      10,770
 1,034                 Brown (Tom), Inc.* ................      25,033
 5,461                 Burlington Resources, Inc. ........     236,188
   790                 Cabot Oil & Gas Corp.
                       (Class A) .........................      19,829
 4,173                 Chesapeake Energy Corp.* ..........      26,958
 1,059                 Denbury Resources Inc.* ...........       9,372
 3,379                 Devon Energy Corp. ................     183,176
 2,994                 EOG Resources, Inc. ...............     105,838
   482                 Evergreen Resources, Inc.* ........      17,603
 1,266                 Forest Oil Corp.* .................      34,182
   801                 Houston Exploration Co.
                       (The)* ............................      26,649
   500                 HS Resources, Inc.* ...............      32,050
 1,046                 Hugoton Royalty Trust .............      12,876
 2,484                 Kerr-McGee Corp. ..................     156,939
 1,178                 Louis Dreyfus Natural Gas
                       Corp.* ............................      38,426
   442                 McMoRan Exploration Co.* ..........       4,429


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
 1,904                 Meridian Resource Corp.
                       (The)* ............................   $  11,119
 1,320                 Mitchell Energy &
                       Development Corp.
                       (Class A) .........................      61,512
 1,138                 Newfield Exploration Co.* .........      37,998
 1,495                 Noble Affiliates, Inc. ............      54,224
   555                 Nuevo Energy Co.* .................       9,746
 9,566                 Occidental Petroleum Corp. ........     264,404
 4,396                 Ocean Energy, Inc. ................      86,337
   512                 Patina Oil & Gas Corp. ............      13,629
 2,630                 Pioneer Natural Resources
                       Co.* ..............................      44,684
   452                 Plains Resources, Inc.* ...........      12,543
 1,428                 Pogo Producing Co. ................      35,357
   717                 Spinnaker Exploration Co.* ........      28,895
   780                 St. Mary Land & Exploration
                       Co. ...............................      16,731
   694                 Stone Energy Corp.* ...............      31,612
   646                 Swift Energy Co.* .................      20,175
 2,388                 Transmontaigne, Inc.* .............      13,110
   940                 Unit Corp.* .......................      12,389
 6,284                 Unocal Corp. ......................     224,842
 1,679                 Vintage Petroleum, Inc. ...........      31,145
 1,020                 Westport Resources Corp.* .........      22,430
 3,207                 XTO Energy Inc. ...................      48,201
                                                             ---------
                                                             2,595,777
                                                             ---------
                       Oil Refining/Marketing (0.2%)
 1,802                 Ashland, Inc. .....................      70,945
 1,393                 Frontier Oil Corp. ................      17,942
   696                 Getty Realty Corp. ................      14,338
 2,044                 Pennzoil-Quaker State Co. .........      22,934
 2,166                 Sunoco, Inc. ......................      74,900
 1,343                 Syntroleum Corp.* .................       7,252
 2,065                 Tesoro Petroleum Corp.* ...........      22,922
 4,037                 Tosco Corp. .......................     180,454
 1,869                 Ultramar Diamond Shamrock
                       Corp. .............................      88,310
 7,968                 USX-Marathon Group* ...............     236,411
 1,637                 Valero Energy Corp. ...............      57,786
                                                             ---------
                                                               794,194
                                                             ---------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
                       Oilfield Services/Equipment (0.7%)
 8,666                 Baker Hughes Inc. ...................   $  308,336
 4,249                 BJ Services Co.* ....................      107,160
   859                 Cal Dive International, Inc.* .......       16,063
   391                 Carbo Ceramics, Inc. ................       11,652
 1,448                 Cooper Cameron Corp.* ...............       73,718
   435                 Dril-Quip, Inc.* ....................        7,904
   895                 Friede Goldman International,
                       Inc.* ...............................          609
 2,468                 Global Industries Ltd.* .............       25,124
 2,913                 Grant Prideco, Inc.* ................       39,529
11,078                 Halliburton Co. .....................      387,841
 1,650                 Hanover Compressor Co.* .............       55,226
 1,337                 Input/Output, Inc.* .................       14,573
 2,574                 Key Energy Group, Inc.* .............       23,938
 2,185                 National-Oilwell, Inc.* .............       41,515
   545                 Oceaneering International,
                       Inc.* ...............................       11,445
   934                 Offshore Logistics, Inc.* ...........       18,073
 1,262                 Oil States International Inc.* ......       10,538
 1,319                 RPC, Inc. ...........................       17,741
14,801                 Schlumberger Ltd.  ..................      795,554
   524                 SEACOR Holdings, Inc.* ..............       23,423
   934                 Seitel, Inc.* .......................       12,609
 1,327                 Smith International, Inc.* ..........       72,189
 1,850                 Superior Energy Services,
                       Inc.* ...............................       15,725
 1,122                 Trico Marine Service, Inc.* .........       11,029
 2,537                 Varco International, Inc.* ..........       40,693
   832                 Veritas DGC Inc.* ...................       19,053
   589                 W-H Energy Services Inc.* ...........       13,812
 2,973                 Weatherford International,
                       Inc.* ...............................      125,312
                                                               ----------
                                                                2,300,384
                                                               ----------
                       Other Consumer Services (0.6%)
   825                 ACE Cash Express, Inc.* .............        7,838
 3,047                 Apollo Group, Inc. (Class A)*........      132,666
   763                 Autobytel.com, Inc.* ................          641
   755                 Bally Total Fitness Holding
                       Corp.* ..............................       19,177
 2,403                 Block (H.&R.), Inc. .................      171,502
   554                 Career Education Corp.* .............       33,794
21,994                 Cendant Corp.* ......................      447,578


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
   966                 Central Parking Corp. ...............   $   18,798
 1,314                 Cheap Tickets, Inc.* ................       15,295
   313                 Chemed Corp. ........................        8,507
   465                 Coinstar, Inc.* .....................       11,369
   564                 Corinthian Colleges, Inc.* ..........       26,175
 1,801                 DeVry, Inc.* ........................       70,275
 6,976                 eBay, Inc.* .........................      436,488
 1,277                 Edison Schools Inc.* ................       23,305
   798                 Education Management
                       Corp.* ..............................       32,558
 1,273                 Expedia, Inc. (Class A)* ............       61,244
   639                 HealthExtras, Inc.* .................        5,387
 2,811                 Homestore.com, Inc.* ................       77,584
   460                 Hotel Reservations Network,
                       Inc. (Class A)* .....................       23,460
   620                 ITT Educational Services,
                       Inc.* ...............................       24,862
 1,729                 MP3.com, Inc.* ......................        8,541
 5,271                 Priceline.com Inc.* .................       46,754
 3,069                 Protection One, Inc.* ...............        3,683
   935                 Renaissance Learning, Inc.* .........       48,620
   820                 Rollins, Inc. .......................       16,195
 7,430                 Service Corp. International* ........       58,697
 7,736                 ServiceMaster Co.* ..................       94,224
 1,582                 Sotheby's Holdings, Inc.
                       (Class A)* ..........................       28,555
 2,710                 Stewart Enterprises, Inc.
                       (Class A)* ..........................       20,190
   440                 Strayer Education, Inc. .............       22,343
 2,454                 Ticketmaster (Class B)* .............       36,957
   616                 Travelocity.com Inc.* ...............       14,199
                                                               ----------
                                                                2,047,461
                                                               ----------
                       Other Consumer Specialties (0.1%)
 1,547                 Boyds Collection, Ltd. (The)*........       17,760
 3,946                 Fortune Brands, Inc. ................      144,503
   765                 Fossil, Inc.* .......................       15,300
   345                 Matthews International Corp.
                       (Class A) ...........................       15,018
 1,230                 Movado Group, Inc. ..................       23,296
   449                 Russ Berrie & Co., Inc. .............       12,123
                                                               ----------
                                                                  228,000
                                                               ----------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
                       Other Metals/Minerals (0.0%)
      609              Brush Engineered Materials,
                       Inc.* ...............................   $  10,353
    2,032              Phelps Dodge Corp. ..................      82,093
      570              Southern Peru Copper Corp.
                       (Peru) ..............................       6,766
    1,044              Titanium Metals Corp.* ..............      10,189
    2,162              USEC Inc. ...........................      18,377
                                                               ---------
                                                                 127,778
                                                               ---------
                       Packaged Software (4.3%)
    1,514              Actuate Software Corp.* .............      15,473
    6,175              Adobe Systems, Inc. .................     231,501
    1,027              AremisSoft Corp.* ...................      11,492
    1,148              Artisoft, Inc.* .....................       4,018
    7,535              Ascential Software Corp.* ...........      39,107
    1,379              Aspect Communications
                       Corp.* ..............................       7,874
      799              Aspen Technology, Inc.* .............      15,820
    1,410              Autodesk, Inc. ......................      52,579
    1,071              Avant! Corp.* .......................       6,608
    1,393              Be Incorporated* ....................         669
    6,291              BMC Software, Inc.* .................     125,820
    1,628              Borland Software Corp.* .............      21,197
      695              Brio Technology, Inc.* ..............       2,898
      814              BSQUARE Corporation* ................       4,070
    6,471              Cadence Design Systems,
                       Inc.* ...............................     142,750
    2,561              Centura Software Corp.* .............         435
   14,879              Computer Associates
                       International, Inc. .................     513,028
   9,497               Compuware Corp.* ....................     130,109
     342               Concord Communications,
                       Inc.* ...............................       3,369
     685               Cylink Corp.* .......................         397
   1,306               Daleen Technologies, Inc.* ..........       1,058
     727               Datastream Systems, Inc.* ...........       4,544
     588               Deltek Systems, Inc.* ...............       3,410
   1,865               E.piphany, Inc.* ....................      16,692
   1,705               Entrust Technologies Inc.* ..........       7,690
     936               FileNET Corp.* ......................      11,943
     458               Geoworks* ...........................         573
     878               HNC Software, Inc.* .................      24,303


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
     873               Hyperion Solutions Corp.* ...........   $  12,353
  10,614               i2 Technologies, Inc.* ..............     102,425
   1,239               Inet Technologies, Inc.* ............      11,436
   2,056               Informatica Corp.* ..................      17,003
     311               Interactive Intelligence, Inc.*......       2,550
   5,387               Intuit Inc.* ........................     185,205
   2,332               Legato Systems, Inc.* ...............      21,758
     799               Logility, Inc.* .....................       2,365
   1,561               Macromedia, Inc.* ...................      26,849
   1,294               Macrovision Corp.* ..................      62,539
   1,748               Manugistics Group, Inc.* ............      37,949
   1,011               MAPICS, Inc.* .......................       6,501
     381               MapInfo Corp.* ......................       4,500
   2,160               Mercury Interactive Corp.* ..........      83,506
     920               MetaSolv Inc.* ......................       7,020
   1,928               Micromuse Inc.* .....................      29,441
 138,965               Microsoft Corp.* ....................   9,198,093
     534               MRO Software, Inc.* .................       7,684
     324               netGuru, Inc.* ......................         680
   1,396               NetIQ Corp.* ........................      46,054
   3,649               Network Associates, Inc.* ...........      61,449
     671               Novadigm, Inc.* .....................       6,173
   9,479               Novell, Inc.* .......................      47,300
     866               Nuance Communications
                       Inc.* ...............................      11,604
   1,208               ONYX Software Corp.* ................       6,040
 144,941               Oracle Corp.* .......................   2,620,533
     685               OTG Software Inc.* ..................       4,089
   6,821               Parametric Technology
                       Corp.* ..............................      64,595
   4,108               Peregine Systems, Inc.* .............     112,354
     442               Persistence Software, Inc.* .........         212
     859               Phoenix Technologies Ltd.* ..........      12,060
     925               Progress Software Corp.* ............      14,754
   5,248               Rational Software Corp.* ............      89,846
   4,203               Red Hat, Inc.* ......................      16,644
     863               Remedy Corp.* .......................      29,351
     448               Roxio Inc.* .........................       6,966
     614               Sanchez Computer
                       Associates, Inc.* ...................       6,226
   1,029               Serena Software, Inc.* ..............      21,630
     526               Sonic Foundry, Inc. * ...............         852

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
      821              SpeechWorks International
                       Inc.* ..............................   $    9,318
      802              SPSS, Inc.* ........................       14,749
      938              Structural Dynamics Research
                       Corp.* .............................       23,225
    2,764              Sybase Inc.* .......................       41,128
    1,992              Symantec Corp.* ....................       96,034
      801              Tarantella Inc.* ...................          793
    5,078              TIBCO Software, Inc.* ..............       45,956
      706              Timberline Software Corp. ..........        4,060
      821              Transaction Systems
                       Architects, Inc. (Class A)* ........        9,195
    1,027              Ulticom, Inc.* .....................       17,367
    1,295              VA Linux Systems, Inc.* ............        2,862
   10,261              VERITAS Software Corp.* ............      435,169
      905              Verity, Inc.* ......................       15,892
      531              Witness Systems, Inc.* .............        5,814
                                                              ----------
                                                              15,119,578
                                                              ----------
                       Personnel Services (0.1%)
      742              Administaff, Inc.* .................       18,684
    1,098              CDI Corp.* .........................       19,490
      809              Computer Horizons Corp.* ...........        2,840
    1,157              Edgewater Technology, Inc.*.........        4,165
      485              Gentiva Health Services,
                       Inc.* ..............................        9,200
      853              Hall, Kinion & Associates,
                       Inc.* ..............................        5,579
      526              Heidrick & Struggles
                       Intenational, Inc.* ................       11,099
      736              HotJobs.com, Ltd.* .................        7,912
      941              Kelly Services, Inc. (Class A)......       23,017
    1,280              kforce.com, Inc.* ..................        6,323
      990              Korn/Ferry International* ..........       15,256
      923              Labor Ready, Inc.* .................        4,680
    1,957              Manpower, Inc. .....................       63,387
    2,423              Modis Professional Services,
                       Inc.* ..............................       15,435
      626              On Assignment, Inc.* ...............       11,750
      610              Personnel Group of America,
                       Inc.* ..............................          732
      915              RCM Technologies, Inc.* ............        5,334
    2,426              Renaissance Worldwide Inc.*.........        3,275
      538              Resources Connection Inc.* .........       13,665


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
   4,528               Robert Half International,
                       Inc.* ..............................   $  117,954
   1,603               Spherion Corp.* ....................       12,952
     417               Volt Information Sciences,
                       Inc.* ..............................        7,485
                                                              ----------
                                                                 380,214
                                                              ----------
                       Pharmaceuticals: Generic
                       Drugs (0.2%)
   1,085               Alpharma Inc. (Class A) ............       30,608
     942               Barr Laboratories, Inc.* ...........       80,899
     689               Duramed Pharmaceuticals,
                       Inc.* ..............................       14,986
   2,135               ICN Pharmaceuticals, Inc. ..........       65,651
   5,155               IVAX Corp.* ........................      175,270
   3,226               Mylan Laboratories, Inc. ...........      108,878
     778               Pharmaceutical Resources,
                       Inc.* ..............................       30,809
   2,769               Watson Pharmaceuticals,
                       Inc.* ..............................      182,339
                                                              ----------
                                                                 689,440
                                                              ----------
                       Pharmaceuticals: Major (7.8%)
  39,991               Abbott Laboratories ................    2,143,118
  33,938               American Home Products
                       Corp. ..............................    2,046,801
  50,180               Bristol-Myers Squibb Co. ...........    2,967,645
  78,185               Johnson & Johnson ..................    4,229,809
  29,018               Lilly (Eli) & Co. ..................    2,300,547
  59,205               Merck & Co., Inc. ..................    4,024,758
 162,996               Pfizer, Inc. .......................    6,718,695
  33,591               Pharmacia Corp. ....................    1,498,830
  37,776               Schering-Plough Corp. ..............    1,475,153
                                                              ----------
                                                              27,405,356
                                                              ----------
                       Pharmaceuticals: Other (0.3%)
   3,398               Allergan, Inc. .....................      255,835
   1,041               Cell Pathways, Inc.* ...............        6,350
     881               Cell Therapeutics, Inc.* ...........       26,923
     427               Chattem, Inc.* .....................        5,120
     464               Collateral Thearpeutics, Inc.*......        2,923
   1,297               Columbia Laboratories, Inc.*........        9,740
     612               Connetics Corp.* ...................        4,345
   2,433               Endo Pharmaceuticals
                       Holdings, Inc.* ....................       24,330

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
  4,549                Forest Laboratories, Inc.* ........   $    357,324
    694                Inspire Pharmaceuticals, Inc.*.              8,800
  5,901                King Pharmaceuticals, Inc.* .......        266,725
    524                Kos Pharmaceuticals, Inc.* ........         19,912
    788                Medicis Pharmaceutical Corp.
                       (Class A)* ........................         37,982
    418                Miravant Medical Technologies
                       Inc.* .............................          3,754
    601                Noven Pharmaceuticals, Inc.*.......         22,538
  1,922                Perrigo Co.* ......................         31,848
  1,328                PRAECIS Pharmaceuticals
                       Inc.* .............................         14,542
  2,010                Sepracor, Inc.* ...................         88,561
    826                Theragenics Corp.* ................          8,846
    499                United Therapeutics Corp.* ........          6,093
                                                             ------------
                                                                1,202,491
                                                             ------------
                       Precious Metals (0.1%)
  3,856                Echo Bay Mines Ltd.* ..............          3,509
  3,764                Freeport-McMoRan Copper &
                       Gold, Inc. (Class B)* .............         40,501
 12,424                Glamis Gold Ltd. (Canada)* ........         35,657
  6,999                Homestake Mining Co. ..............         54,592
  1,949                Meridian Gold Inc. (Canada)*.......         17,327
  5,047                Newmont Mining Corp. ..............         94,379
  1,035                Stillwater Mining Co.* ............         26,703
                                                             ------------
                                                                  272,668
                                                             ------------
                       Property - Casualty Insurers (1.5%)
  2,283                21st Century Insurance
                       Group .............................         42,920
  1,066                Alfa Corp. ........................         25,701
    200                Alleghany Corp.* ..................         43,180
  1,362                Allmerica Financial Corp. .........         73,071
 18,705                Allstate Corp. (The) ..............        653,927
  1,778                American Financial Group,
                       Inc. ..............................         52,415
    684                Arch Capital Group Ltd.* ..........         11,532
    424                Argonaut Group, Inc. ..............          7,632
    430                Baldwin & Lyons, Inc.
                       (Class B) .........................         10,810
    760                Berkley (W.R.) Corp. ..............         31,844


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
    40                 Berkshire Hathaway, Inc.
                       (Class A)* ........................   $  2,768,000
 4,525                 Chubb Corp. (The) .................        317,519
 4,150                 Cincinnati Financial Corp. ........        163,510
   896                 Commerce Group, Inc. (The) ........         33,009
 1,653                 Erie Indemnity Co. (Class A) ......         59,508
 1,249                 Fremont General Corp. .............          7,119
   786                 Harleysville Group, Inc. ..........         22,008
 1,537                 HCC Insurance Holdings, Inc. ......         35,274
 1,455                 Mercury General Corp. .............         57,182
   425                 Midland Co. (The) .................         16,193
 1,640                 Ohio Casualty Corp. ...............         22,632
 3,061                 Old Republic International
                       Corp. .............................         81,117
   349                 Philadelphia Consolidated
                       Holding Corp.* ....................         12,606
   674                 PMA Capital Corp. (Class A) .......         11,768
 1,934                 Progressive Corp. (The) ...........        260,723
   288                 RLI Corp. .........................         12,139
   661                 Selective Insurance Group,
                       Inc. ..............................         17,517
 5,537                 St. Paul Companies, Inc. ..........        242,797
   952                 State Auto Financial Corp.  .......         14,908
 1,373                 Transatlantic Holdings, Inc. ......        106,163
   418                 United Fire & Casualty Co. ........         12,252
                                                             ------------
                                                                5,226,976
                                                             ------------
                       Publishing: Books/Magazines (0.1%)
 1,761                 Advanced Marketing Services,
                       Inc. ..............................         30,553
   512                 Hollywood Media Corp.* ............          2,662
   606                 Hungry Minds Inc.* ................          4,091
   565                 Information Holdings Inc.* ........         14,357
 1,623                 John Wiley & Sons, Inc.
                       (Class A)* ........................         33,109
   334                 Martha Stewart Living
                       Omnimedia, Inc. (Class A)*.........          6,653
 1,361                 Meredith Corp. ....................         48,819
   832                 Penton Media, Inc. ................         11,606
   563                 Playboy Enterprises, Inc.
                       (Class B)* ........................          8,417
 5,650                 PRIMEDIA Inc.* ....................         34,748

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
  2,647                Reader's Digest Assoc., Inc.
                       (The) (Class A) .....................   $   59,319
    935                Scholastic Corp.* ...................       34,745
                                                               ----------
                                                                  289,079
                                                               ----------
                       Publishing: Newspapers (0.5%)
  2,865                Belo (A.H.) Corp. (Series A) ........       54,263
  2,230                Dow Jones & Co., Inc.  ..............      126,932
  6,831                Gannett Co., Inc. ...................      457,882
  2,658                Hollinger International, Inc.
                       (Class A) ...........................       38,594
  1,174                Journal Register Co.* ...............       20,545
  1,931                Knight-Ridder, Inc. .................      118,930
  1,158                Lee Enterprises, Inc. ...............       39,071
  1,211                McClatchy Co. (The) (Class A)........       51,831
    600                Media General, Inc. (Class A)........       28,794
  4,164                New York Times Co. (The)
                       (Class A) ...........................      192,793
    211                Pulitzer, Inc. ......................       10,307
  2,073                Scripps (E.W.) Co. (Class A) ........      144,737
  7,705                Tribune Co. .........................      317,908
    249                Washington Post Co. (The)
                       (Class B) ...........................      145,541
                                                               ----------
                                                                1,748,128
                                                               ----------
                       Pulp & Paper (0.4%)
  1,538                Boise Cascade Corp. .................       55,676
  1,354                Bowater, Inc.  ......................       63,137
  1,248                FiberMark, Inc.* ....................       16,598
  5,833                Georgia-Pacific Group ...............      213,488
  1,110                Glatfelter (P.H.) Co. ...............       17,460
 12,471                International Paper Co. .............      509,565
  1,410                Longview Fibre Co. ..................       18,415
  2,559                Mead Corp. ..........................       76,053
    730                Potlatch Corp. ......................       24,762
  1,297                Wausau-Mosinee Paper
                       Corp. ...............................       16,848
  2,601                Westvaco Corp. ......................       69,967
  2,928                Willamette Industries, Inc. .........      145,522
                                                               ----------
                                                                 1,227,491
                                                                ----------


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
                       Railroads (0.3%)
10,115                 Burlington Northern Santa Fe
                       Corp.* ..............................   $  270,475
 5,510                 CSX Corp. ...........................      215,551
   979                 Florida East Coast Industries,
                       Inc. ................................       30,104
 1,448                 Kansas City Southern
                       Industries, Inc.* ...................       21,619
 9,932                 Norfolk Southern Corp. ..............      199,832
 6,400                 Union Pacific Corp. .................      343,616
 1,223                 Wisconsin Central
                       Transportation Corp.* ...............       20,656
                                                               ----------
                                                                1,101,853
                                                               ----------
                       Real Estate Development (0.1%)
 2,624                 Catellus Development Corp.*..........       48,019
   787                 Forest City Enterprise, Inc.
                       (Class A) ...........................       40,373
 1,139                 Insignia Financial Group, Inc.*......       14,329
   769                 Jones Lang LaSalle, Inc.* ...........       11,035
   627                 LNR Property Corp. ..................       21,161
   756                 Newhall Land & Farming Co.
                       L.P. (The) ..........................       22,415
 2,579                 Security Capital Group Inc.
                       (Class B)* ..........................       53,127
 2,125                 St. Joe Co. (The) ...................       62,581
   745                 Trammell Crow Co.* ..................        6,698
 1,607                 United Leisure Corp.* ...............          675
   881                 W.P. Carey & Co., LLC ...............       18,061
                                                               ----------
                                                                  298,474
                                                               ----------
                       Real Estate Investment Trusts (1.1%)
   122                 Alexander's, Inc.* ..................        7,953
   423                 Alexandria Real Estate
                       Equities, Inc. ......................       16,624
 2,253                 AMB Property Corp. ..................       56,325
   446                 Amli Residential Properties
                       Trust ...............................       10,459
 1,167                 Annaly Mortgage Management
                       Inc. ................................       16,805
 1,913                 Apartment Investment &
                       Management Co. (Class A).............       88,419
 3,123                 Archstone Communities Trust..........       79,668
 1,701                 Arden Realty, Inc. ..................       43,205

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
  2,266                Associated Estates Realty
                       Corp. ...............................   $  22,887
  1,802                Avalonbay Communities, Inc. .........      86,226
    535                Bedford Property Investors,
                       Inc. ................................      11,235
  2,323                Boston Properties, Inc. .............      89,552
    674                Boykin Lodging Co. ..................       8,155
    905                Brandywine Realty Trust .............      19,295
  1,207                BRE Properties, Inc. (Class A).......      36,645
    743                Burnham Pacific Properties,
                       Inc. ................................       3,715
  1,092                Cabot Industrial Trust ..............      22,932
  1,061                Camden Property Trust ...............      39,734
    727                Capital Automotive REIT .............      12,352
    596                Capstead Mortgage Corp. .............      16,539
  1,743                CarrAmerica Realty Corp. ............      52,029
    683                CBL & Associates Properties,
                       Inc. ................................      21,064
  1,678                Center Trust, Inc. ..................       6,880
    538                CenterPoint Properties Corp. ........      25,421
    595                Charles E. Smith Residential
                       Realty, Inc.* .......................      29,702
    778                Chateau Communities, Inc. ...........      22,873
    423                Chelsea Property Group, Inc. ........      20,262
    546                Colonial Properties Trust ...........      16,244
    895                Commercial Net Lease Realty..........      12,306
    964                Cornerstone Realty Income
                       Trust, Inc. .........................      10,614
  1,309                Cousins Properties, Inc. ............      32,869
  2,796                Crescent Real Estate Equities
                       Co.  ................................      67,467
  1,437                Developers Diversified Realty
                       Corp. ...............................      25,219
  3,327                Duke Realty Corp. ...................      81,146
    528                EastGroup Properties, Inc.  .........      11,817
    611                Entertainment Properties
                       Trust ...............................      10,631
  3,418                Equity Inns, Inc. ...................      29,942
 10,600                Equity Office Properties Trust.......     318,212
  3,496                Equity Residential Properties
                       Trust ...............................     198,223
    509                Essex Property Trust, Inc. ..........      25,908
  1,077                Federal Realty Investment
                       Trust ...............................      23,156


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
 1,444                 FelCor Lodging Trust, Inc. ..........   $  31,393
 1,041                 First Industrial Realty Trust,
                       Inc. ................................      32,687
 1,979                 First Union Real Estate Equity
                       & Mortgage Investments ..............       4,789
 1,514                 Franchise Finance Corp. of
                       America .............................      38,910
   610                 Gables Residential Trust ............      17,904
 1,397                 General Growth Properties,
                       Inc. ................................      50,446
   574                 Glenborough Realty Trust
                       Inc. ................................      10,849
   749                 Glimcher Realty Trust ...............      12,988
   619                 Great Lakes REIT, Inc. ..............      10,894
 1,427                 Health Care Property
                       Investors, Inc. .....................      50,915
   755                 Health Care REIT, Inc. ..............      18,573
 1,100                 Healthcare Realty Trust, Inc.  ......      28,754
 1,409                 Highwoods Properties, Inc. ..........      36,000
   580                 Home Properties of New York,
                       Inc. ................................      17,487
 1,517                 Hospitality Properties Trust ........      42,552
 6,112                 Host Marriott Corp. .................      77,317
 3,328                 HRPT Properties Trust ...............      28,721
 1,044                 Innkeepers USA Trust ................      12,204
 1,044                 IRT Property Co. ....................       9,970
 2,292                 iStar Financial Inc. ................      64,153
   593                 JDN Realty Corp. ....................       7,069
   526                 JP Realty, Inc. .....................      11,945
   722                 Kilroy Realty Corp. .................      19,350
 1,721                 Kimco Realty Corp. ..................      80,543
   620                 Koger Equity, Inc. ..................       9,982
 1,535                 Konover Property Trust, Inc.  .......       4,098
 3,751                 La Quinta Properties, Inc.
                       (Paired)* ...........................      19,280
 1,571                 LaSalle Hotel Properties ............      26,471
 1,909                 Lexington Corporate
                       Properties Trust ....................      28,349
 1,814                 Liberty Property Trust ..............      53,694
 3,070                 LTC Properties, Inc. ................      14,153
   933                 Macerich Co. (The) ..................      22,485
 1,526                 Mack-Cali Realty Corp. ..............      42,270
   553                 Manufactured Home
                       Communities, Inc. ...................      15,716

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
  1,240                MeriStar Hospitality Corp. ..........   $  26,660
    440                Mid-America Apartment
                       Communities, Inc. ...................      11,330
    631                Mills Corp. .........................      14,425
    420                National Golf Properties, Inc. ......      10,143
    533                National Health Investors,
                       Inc. ................................       5,767
  1,262                Nationwide Health Properties,
                       Inc. ................................      24,622
  2,355                New Plan Excel Realty Trust .........      37,798
    454                Pacific Gulf Properties, Inc. .......       2,188
    874                Pan Pacific Retail Properties,
                       Inc. ................................      22,374
    297                Parkway Properties, Inc. ............       9,890
    498                Pennsylvania Real Estate
                       Investment Trust ....................      10,906
  1,062                Post Properties, Inc. ...............      39,825
    976                Prentiss Properties Trust ...........      26,352
    609                Prime Group Realty Trust ............       7,856
  4,492                ProLogis Trust ......................      95,230
    629                PS Business Parks, Inc.
                       (Class A) ...........................      18,115
  2,970                Public Storage, Inc. ................      87,674
    771                Realty Income Corp. .................      22,105
  1,211                Reckson Associates Realty
                       Corp. ...............................      26,824
  1,519                Regency Center Corp. ................      39,069
    836                RFS Hotel Investors, Inc. ...........      12,415
  1,843                Rouse Co. (The) .....................      50,683
    592                Saul Centers, Inc. ..................      11,011
  2,220                Senior Housing Properties
                       Trust ...............................      28,416
    812                Shurgard Storage Centers,
                       Inc. (Class A) ......................      24,238
  4,424                Simon Property Group, Inc. ..........     125,420
    668                SL Green Realty Corp.  ..............      20,240
  1,226                Sovran Self Storage, Inc.  ..........      31,018
    744                Storage USA, Inc.  ..................      26,635
    721                Summit Properties Inc. ..............      18,818
    457                Sun Communities, Inc. ...............      16,137
    183                Tanger Factory Outlet
                       Centers, Inc. .......................       3,944
  1,271                Taubman Centers, Inc. ...............      17,794


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
  2,399                Thornburg Mortgage Asset
                       Corp. ...............................   $  42,510
    539                Town & Country Trust ................      10,834
  2,704                United Dominion Realty Trust,
                       Inc. ................................      37,856
  1,797                Ventas, Inc. ........................      19,713
  2,326                Vornado Realty Trust ................      89,877
    975                Washington Real Estate
                       Investment Trust ....................      22,766
    840                Weingarten Realty Investors .........      37,548
  9,258                Wyndham International, Inc.
                       (Class A)* ..........................      22,867
                                                               ---------
                                                               3,893,514
                                                               ---------
                       Recreational Products (0.4%)
  1,275                Acclaim Entertainment, Inc.*.........       5,406
    485                Action Performance
                       Companies, Inc.* ....................      11,107
    687                Activision, Inc.* ...................      23,303
    996                Arctic Cat, Inc. ....................      14,492
  2,317                Brunswick Corp. .....................      50,603
  1,989                Callaway Golf Co. ...................      30,969
  1,945                Coachmen Industries, Inc. ...........      22,562
    542                Concord Camera Corp.* ...............       3,241
  7,489                Eastman Kodak Co. ...................     324,349
  3,434                Electronic Arts Inc.* ...............     195,463
  4,453                Hasbro, Inc. ........................      71,693
    537                Infogrames, Inc.* ...................       4,044
  1,960                International Game
                       Technology* .........................     101,881
  1,235                JAKKS Pacific, Inc.* ................      24,737
  3,210                K2 Inc.* ............................      28,954
    779                Marvel Enterprises, Inc.* ...........       3,116
 11,125                Mattel, Inc. ........................     199,138
    840                Meade Instruments Corp.* ............       5,124
    986                Midway Games, Inc.* .................      15,086
    490                Monaco Coach Corp.* .................      14,298
    243                National R.V. Holdings, Inc.* .......       3,110
    652                Polaris Industries Inc. .............      31,870
  3,688                Scientific Games Corp.
                       (Class A)* ..........................      18,772
    446                Steinway Musical Instruments
                       Inc.* ...............................       8,024

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
  1,052                Sturm, Ruger & Co., Inc. ...........   $   9,805
    859                Take-Two Interactive Software,
                       Inc.* ..............................      17,060
    356                Thor Industries, Inc. ..............      12,282
    556                THQ, Inc.* .........................      27,605
  1,114                Topps Co., Inc. (The)* .............      12,822
    396                Winnebago Industries, Inc. .........      11,068
    813                WMS Industries, Inc.* ..............      18,699
                                                              ---------
                                                              1,320,683
                                                              ---------
                       Regional Banks (2.1%)
    538                1st Source Corp. ...................      13,090
    802                Alabama National
                       BanCorporation .....................      26,827
    675                Amcore Financial, Inc. .............      14,830
    690                AmeriServ Financial, Inc. ..........       4,009
  9,563                AmSouth Bancorporation .............     190,112
    583                Area Bancshares Corp. ..............       9,101
  1,709                Associated Banc-Corp. ..............      60,994
    296                BancFirst Corp. ....................      12,580
    447                BancFirst Ohio Corp. ...............      11,171
  2,185                BancorpSouth, Inc. .................      35,179
  1,771                BancWest Corp. .....................      61,613
    425                Bank of Granite Corp. ..............       9,244
  3,601                Banknorth Group, Inc. ..............      82,679
  1,325                BOK Financial Corp.* ...............      40,492
    392                Capital City Bank Group, Inc. ......       8,828
    264                Cathay Bancorp, Inc. ...............      13,952
  1,067                Centennial Bancorp* ................       9,601
    618                Chemical Financial Corp. ...........      16,365
    743                Chittenden Corp. ...................      24,853
  1,246                Citizens Banking Corp. .............      36,807
  1,543                City Holding Co. ...................      17,359
  1,281                City National Corp. ................      60,207
  2,899                Colonial BancGroup, Inc.
                       (The) ..............................      42,673
    843                Commerce Bancorp, Inc. .............      64,237
  1,624                Commerce Bancshares, Inc. ..........      62,914
    375                Community Bank System,
                       Inc. ...............................       9,900
  1,076                Community First Bankshares,
                       Inc. ...............................      26,470
    481                Community Trust Bancorp,
                       Inc. ...............................      11,058


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
  3,348                Compass Bancshares, Inc. ...........   $  91,233
    362                Corus Bankshares, Inc. .............      21,430
    418                CPB, Inc. ..........................      14,212
  1,407                Cullen/Frost Bankers, Inc. .........      49,400
    491                CVB Financial Corp. ................       9,314
    603                East West Bancorp, Inc. ............      15,389
    710                F & M Bancorp ......................      20,086
    744                F & M National Corp.* ..............      29,849
    618                F.N.B Corp. ........................      16,303
    255                Farmers Capital Bank Corp. .........       9,183
 14,859                Fifth Third Bancorp ................     936,414
    696                First Bancorp ......................      20,219
    482                First Busey Corp. ..................       9,905
    819                First Charter Corp. ................      14,832
    303                First Citizens BancShares, Inc.
                       (Class A) ..........................      30,455
  1,523                First Commonwealth Financial
                       Corp. ..............................      20,104
  1,326                First Financial Bancorp ............      22,211
    361                First Financial Bankshares,
                       Inc. ...............................      11,021
    269                First Financial Corp. ..............      11,710
    413                First Merchants Corp. ..............       9,706
  1,077                First Midwest Bancorp, Inc. ........      35,476
  1,771                First Republic Bank* ...............      46,312
  3,315                First Tennessee National
                       Corp. ..............................     114,036
  1,237                First Virginia Banks, Inc. .........      59,203
  2,238                FirstMerit Corp. ...................      56,330
  2,146                Flagstar Bancorp ...................      48,285
    461                Frontier Financial Corp. ...........      12,982
  2,112                Fulton Financial Corp. .............      46,886
    492                GBC Bancorp ........................      16,418
    480                German American Bancorp ............       7,925
    399                Gold Banc Corp., Inc. ..............       3,036
  1,132                Greater Bay Bancorp ................      29,919
  1,371                Hamilton Bancorp, Inc.* ............       9,295
    239                Hancock Holding Co. ................      10,019
    289                Harleysville National Corp. ........      13,019
  4,084                Hibernia Corp. (Class A) ...........      76,412
  1,228                Hudson United Bancorp ..............      33,721
    723                Independent Bank Corp.-
                       Massachusetts ......................      14,135

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
    279                Independent Bank Corp.-
                       Michigan ............................   $   7,254
    394                Integra Bank Corp. ..................       9,692
    731                International Bancshares
                       Corp. ...............................      28,472
    546                Irwin Financial Corp. ...............      13,404
  2,545                M&T Bank Corp. ......................     204,873
  2,708                Marshall & Ilsley Corp.  ............     159,501
  1,875                Mercantile Bankshares Corp. .........      78,994
    630                Mid-State Bancshares ................      10,256
    408                MidAmerica Bancorp ..................      10,424
    538                Midwest Banc Holdings, Inc.  ........      10,760
    323                Mississippi Valley Bancshares,
                       Inc. ................................      12,536
    203                National City Bancorporation.........       6,350
  5,299                National Commerce Financial
                       Corp. ...............................     139,364
    454                National Penn Bancshares,
                       Inc. ................................      10,047
  1,128                NBT Bancorp, Inc. ...................      18,274
  4,178                North Fork Bancorporation,
                       Inc. ................................     135,534
  5,748                Northern Trust Corp. ................     366,722
  1,646                Old National Bancorp ................      43,306
    294                Omega Financial Corp. ...............       8,802
    418                Oriental Financial Group, Inc. ......       7,491
    672                Pacific Capital Bancorp .............      20,160
  2,167                Pacific Century Financial
                       Corp. ...............................      57,426
    367                Park National Corp. .................      37,067
    377                Peoples Bancorp Inc. ................       7,615
    470                Promistar Financial Corp. ...........      11,313
    671                Provident Bankshares Corp. ..........      15,802
  1,310                Provident Financial Group,
                       Inc. ................................      43,243
  5,874                Regions Financial Corp. .............     187,968
  1,293                Republic Bancorp Inc. ...............      20,184
    995                Republic Bancshares, Inc.* ..........      16,617
    735                Riggs National Corp. ................      13,083
    705                S & T Bancorp, Inc. .................      17,674
  1,101                Sandy Spring Bancorp, Inc. ..........      37,676
  1,160                Santander BanCorp. ..................      22,620
    940                Seacoast Financial Services
                       Corp. ...............................      15,980


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
   772                 Second Bancorp, Inc. ................   $  15,980
 1,320                 Silicon Valley Bancshares* ..........      26,611
   308                 Simmons First National Corp.
                       (Class A) ...........................      10,623
 2,284                 Sky Financial Group, Inc. ...........      44,675
 1,189                 South Financial Group, Inc.
                       (The) ...............................      21,045
   859                 Southwest Bancorp of Texas,
                       Inc.* ...............................      28,880
   813                 Sterling Bancshares, Inc. ...........      16,309
   367                 Sterling Financial Corp. ............       9,072
 1,071                 Susquehanna Bancshares,
                       Inc. ................................      22,320
 7,489                 Synovus Financial Corp. .............     255,749
 2,057                 TCF Financial Corp. .................     100,382
   418                 Texas Regional Bancshares,
                       Inc. (Class A) ......................      15,901
   448                 Trust Co. of New Jersey (The)........      10,994
 1,681                 Trustco Bank Corp. of New
                       York ................................      22,189
 1,798                 Trustmark Corp. .....................      43,422
49,202                 U.S. Bancorp ........................   1,168,055
   487                 UCBH Holdings, Inc. .................      15,082
   545                 UMB Financial Corp. .................      23,108
 3,585                 Union Planters Corp. ................     160,214
 1,120                 United Bankshares, Inc. .............      30,912
   487                 United National Bancorp .............      11,819
   766                 USB Holding Co., Inc. ...............      11,299
 2,018                 Valley National Bancorp .............      57,210
   742                 Washington Trust Bancorp,
                       Inc. ................................      15,575
   376                 WesBanco, Inc. ......................       9,110
   783                 West Coast Bancorp ..................      10,171
   986                 Westamerica Bancorporation...........      38,898
   687                 Whitney Holding Corp. ...............      30,977
   853                 Wilmington Trust Corp. ..............      56,230
 2,409                 Zions Bancorporation ................     140,806
                                                               ---------
                                                               7,203,632
                                                               ---------
                       Restaurants (0.6%)
   785                 AFC Enterprises, Inc.* ..............      17,199
 1,071                 Applebee's International, Inc. ......      32,451
   942                 Bob Evans Farms, Inc. ...............      17,408
 2,629                 Brinker International, Inc.* ........      66,303

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
  1,537                CBRL Group, Inc. ....................   $  29,802
    720                CEC Entertainment, Inc.* ............      25,697
  1,263                Cheesecake Factory, Inc.
                       (The)* ..............................      38,395
  1,343                CKE Restaurants, Inc.* ..............       6,097
  3,088                Darden Restaurants, Inc. ............      92,331
    520                IHOP Corp.* .........................      14,716
  1,003                Jack in the Box Inc.* ...............      28,435
  1,412                Krispy Kreme Doughnuts,
                       Inc.* ...............................      39,818
  1,175                Landry's Seafood
                       Restaurants, Inc. ...................      22,208
  1,253                Lone Star Steakhouse &
                       Saloon, Inc. ........................      13,658
    737                Luby's Cafeterias, Inc. .............       6,751
33,392                 McDonald's Corp. ....................     973,043
   855                 NPC International, Inc.* ............       9,738
   668                 O'Charley's, Inc.* ..................      12,398
 1,965                 Outback Steakhouse, Inc.* ...........      56,415
   432                 P.F. Chang's China Bistro,
                       Inc.* ...............................      17,677
   587                 Papa John's International,
                       Inc.* ...............................      14,205
   630                 RARE Hospitality International,
                       Inc.* ...............................      12,890
 1,670                 Ruby Tuesday, Inc. ..................      31,062
   977                 Ryan's Family Steak Houses,
                       Inc.* ...............................      16,287
   718                 Sonic Corp.* ........................      21,404
 9,816                 Starbucks Corp.* ....................     177,081
 2,423                 The Steak n Shake Co.* ..............      21,662
   583                 Triarc Co., Inc.* ...................      15,275
 3,793                 Tricon Global Restaurants,
                       Inc.* ...............................     173,530
 2,935                 Wendy's International, Inc. .........      78,687
                                                               ---------
                                                               2,082,623
                                                               ---------
                       Savings Banks (0.8%)
   572                 Anchor Bancorp Wisconsin,
                       Inc. ................................       9,244
   317                 Andover Bancorp, Inc.  ..............      16,249
 1,280                 Astoria Financial Corp. .............      76,787
   576                 Banner Corp. ........................      12,672
 1,428                 Bay View Capital Corp. ..............      10,424


      NUMBER OF
       SHARES                                                          VALUE
--------------------                                           --------------------
   895                 Brookline Banccorp, Inc. ............   $  13,828
 1,196                 BSB Bancorp, Inc. ...................      27,986
 2,162                 Capitol Federal Financial ...........      39,997
   917                 CFS Bancorp, Inc. ...................      12,994
 5,338                 Charter One Financial, Inc. .........     171,403
 1,343                 Commercial Federal Corp. ............      33,441
   553                 Commonwealth Bancorp,
                       Inc. ................................      11,862
 3,004                 Dime Bancorp, Inc. ..................     122,413
   293                 Dime Community Bancshares............      11,134
   738                 Downey Financial Corp. ..............      43,225
 2,031                 First Federal Capital Corp. .........      32,435
 1,701                 First Financial Holdings, Inc. ......      40,654
   409                 First Indiana Corp. .................      10,728
   912                 First Niagara Financial Group,
                       Inc. ................................      14,820
 1,187                 First Sentinel Bancorp, Inc. ........      14,790
   446                 Firstfed Financial Corp.* ...........      13,759
 3,486                 Golden State Bancorp Inc. ...........     115,840
 4,097                 Golden West Financial Corp. .........     264,871
 2,607                 GreenPoint Financial Corp. ..........     107,565
   760                 Harbor Florida Bancshares,
                       Inc. ................................      14,478
 2,736                 Hudson City Bancorp, Inc. ...........      69,193
 1,913                 Hudson River Bancorp, Inc. ..........      36,538
 1,785                 Independence Community
                       Bank Corp. ..........................      38,378
   590                 MAF Bancorp, Inc. ...................      18,196
   634                 Net.B@nk, Inc.* .....................       6,245
 1,139                 New York Community
                       Bancorp, Inc. .......................      48,442
 1,139                 Northwest Bancorp, Inc. .............      11,401
   572                 OceanFirst Financial Corp. ..........      14,466
 1,756                 Ocwen Financial Corp.* ..............      18,965
 1,350                 Pacific Northwest Bancorp ...........      29,039
 1,712                 People's Bank .......................      43,160
 1,398                 PFF Bancorp, Inc. ...................      35,789
   684                 Richmond County Financial
                       Corp. ...............................      29,617
 1,650                 Roslyn Bancorp, Inc. ................      49,500
 6,372                 Sovereign Bancorp, Inc. .............      74,680
   448                 St. Francis Capital Corp. ...........       9,990
   945                 Staten Island Bancorp, Inc. .........      28,917

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
   2,753               United Community Financial
                       Corp. ..............................   $   20,152
   1,072               W Holding Co., Inc. ................       16,037
   1,545               Washington Federal, Inc. ...........       41,112
  22,660               Washington Mutual, Inc. ............      918,183
   1,650               Waypoint Financial Corp. ...........       21,780
   1,311               Webster Financial Corp.* ...........       46,855
     836               Westcorp ...........................       16,988
     263               WSFS Financial Corp. ...............        4,521
                                                              ----------
                                                               2,891,743
                                                              ----------
                       Semiconductors (3.4%)
     653               Actel Corp.* .......................       14,301
   8,881               Advanced Micro Devices,
                       Inc.* ..............................      162,167
  18,771               Agere Systems, Inc.
                       (Class A)* .........................      103,804
   1,066               Alliance Semiconductor
                       Corp.* .............................       12,270
   1,146               Alpha Industries, Inc.* ............       43,686
   9,986               Altera Corp.* ......................      300,179
     780               ANADIGICS, Inc.* ...................       12,940
   9,291               Analog Devices, Inc.* ..............      427,386
   7,758               Applied Micro Circuits Corp.*.......      132,972
  11,979               Atmel Corp.* .......................      119,910
   6,715               Broadcom Corp. (Class A)* ..........      292,975
   2,105               Cirrus Logic, Inc.* ................       38,943
   6,518               Conexant Systems, Inc.* ............       61,986
   3,323               Cypress Semiconductor
                       Corp.* .............................       90,651
     579               Elantec Semiconductor, Inc.*........       21,857
     977               ESS Technology, Inc.* ..............       13,590
     976               Exar Corp.* ........................       23,473
   2,601               Fairchild Semiconductor Corp.
                       (Class A)* .........................       62,034
     929               General Semiconductor, Inc.*........       10,461
   1,955               GlobeSpan, Inc.* ...................       31,280
   1,706               Integrated Circuit Systems,
                       Inc.* ..............................       32,926
   2,759               Integrated Device Technology,
                       Inc.* ..............................      101,669
     940               Integrated Silicon Solution,
                       Inc.* ..............................       12,690
 173,638               Intel Corp. ........................    5,176,149


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
  1,651                International Rectifier Corp.*......   $   61,648
  1,785                Intersil Holding Corp.
                       (Class A)* .........................       61,940
  2,795                Lattice Semiconductor
                       Corp.* .............................       67,639
  8,207                Linear Technology Corp. ............      357,661
  9,330                LSI Logic Corp.* ...................      203,207
  8,477                Maxim Integrated Products,
                       Inc.* ..............................      391,383
  2,406                Micrel, Inc.* ......................       81,034
  3,431                Microchip Technology Inc.* .........      124,545
 15,394                Micron Technology, Inc.* ...........      646,548
    365                Microsemi Corp.* ...................       23,378
  1,049                MIPS Technologies, Inc.
                       (Class A)* .........................       15,221
  4,478                National Semiconductor
                       Corp.* .............................      143,520
  1,332                Oak Technology, Inc.* ..............       11,975
  4,535                ON Semiconductor Corp.* ............       15,374
    448                Pericom Semiconductor
                       Corp.* .............................        6,742
  1,071                Pixelworks, Inc.* ..................       22,170
    670                Power Integrations, Inc.* ..........       14,506
  1,448                QuickLogic Corporation* ............        6,444
  1,803                Semtech Corp.* .....................       66,801
  1,390                Silicon Image, Inc.* ...............        5,630
  1,303                Silicon Laboratories Inc.* .........       26,295
  2,385                Silicon Storage Technology,
                       Inc.* ..............................       22,419
    783                Siliconix, Inc.* ...................       22,096
  1,920                SONICblue, Inc.* ...................        4,954
  1,229                Standard Microsystems
                       Corp.* .............................       16,456
    619                Supertex, Inc.* ....................        9,923
 44,823                Texas Instruments, Inc. ............    1,546,394
  3,487                Transmeta Corp.* ...................        8,437
  2,230                TranSwitch Corp.* ..................       18,375
  3,334                TriQuint Semiconductor, Inc.*.......       75,511
  4,734                Vitesse Semiconductor
                       Corp.* .............................       93,260
    472                Xicor, Inc.* .......................        4,272
  8,587                Xilinx, Inc.* ......................      343,480
    331                Zoran Corp.* .......................       13,108
                                                              ----------
                                                              11,832,645
                                                              ----------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
                       Services to the Health Industry (0.4%)
    693                Accredo Health, Inc.* ..............   $   21,026
    794                AdvancePCS* ........................       49,307
    894                Albany Molecular Research,
                       Inc.* ..............................       27,794
    458                Allscripts Healthcare
                       Solutions, Inc.* ...................        2,940
    908                Cerner Corp.* ......................       51,157
  1,564                Covance, Inc.* .....................       37,458
  1,026                Dendrite International, Inc.* ......       11,173
    581                DVI, Inc.* .........................       10,115
  1,133                Eclipsys Corp.* ....................       30,104
  2,072                Express Scripts, Inc.
                       (Class A)* .........................      120,901
    940                First Consulting Group, Inc.*.......        7,238
 10,061                Healthsouth Corp.* .................      172,043
    869                I-Many Inc.* .......................        4,501
    768                IDX Systems Corp.* .................       14,100
    423                IMPATH Inc.* .......................       19,940
  7,608                IMS Health Inc. ....................      195,526
    486                InterDent, Inc.* ...................          184
  1,838                Laboratory Corp. of America
                       Holdings* ..........................      165,346
  1,104                MedicaLogic/Medscape,
                       Inc.* ..............................          740
    941                MedQuist Inc.* .....................       29,689
  2,404                Omnicare, Inc. .....................       60,749
  1,074                PAREXEL International Corp.*........       17,248
    937                Per-Se Technologies, Inc.* .........        8,217
  1,368                Pharmaceutical Product
                       Development, Inc.* .................       48,441
    627                Pharmacopeia, Inc.* ................       10,063
    370                Professional Detailing, Inc.* ......       23,865
    582                QuadraMed Corp.* ...................        2,910
  2,458                Quest Diagnostics Inc.* ............      169,848
  3,095                Quintiles Transnational
                       Corp.* .............................       57,598
    548                Specialty Laboratories, Inc.*.......       17,043
    402                Stericycle, Inc.* ..................       19,794
    500                TriZetto Group, Inc. (The)* ........        6,400
  1,607                Ventiv Health, Inc.* ...............       19,155
  9,627                WebMD Corp.* .......................       55,452
                                                              ----------
                                                               1,488,065
                                                              ----------


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
                       Specialty Insurance (0.3%)
 2,772                 Ambac Financial Group, Inc. ........   $  159,501
 1,118                 CNA Surety Corp. ...................       16,077
 2,063                 Fidelity National Financial,
                       Inc. ...............................       52,895
 1,710                 First American Financial
                       Corp. ..............................       30,353
 1,101                 FPIC Insurance Group, Inc.* ........       15,579
   453                 LandAmerica Financial Group,
                       Inc. ...............................       14,496
   220                 Markel Corp.* ......................       44,530
 3,828                 MBIA, Inc. .........................      214,980
 2,811                 MGIC Investment Corp. ..............      210,937
 1,875                 MIIX Group, Inc. ...................       18,038
 1,610                 PICO Holdings, Inc.* ...............       24,327
 1,187                 PMI Group, Inc. (The) ..............       81,903
   569                 Pre-Paid Legal Services, Inc.*......       11,044
   430                 Proassurance Corp.* ................        7,095
 2,395                 Radian Group, Inc. .................       95,848
   308                 SCPIE Holdings Inc. ................        6,206
   588                 Stewart Information Services
                       Corp.* .............................       11,613
   551                 Triad Guaranty, Inc.* ..............       20,883
                                                              ----------
                                                               1,036,305
                                                              ----------
                       Specialty Stores (0.5%)
 8,668                 AutoNation, Inc.* ..................       99,249
 2,929                 AutoZone, Inc.* ....................      138,630
 1,683                 Barnes & Noble, Inc.* ..............       65,974
 7,452                 Bed Bath & Beyond Inc.* ............      240,178
 1,729                 Bombay Co., Inc. (The)* ............        4,530
 2,139                 Borders Group, Inc.* ...............       49,347
 2,116                 Central Garden & Pet Co.* ..........       18,134
 1,342                 Claire's Stores, Inc. ..............       23,029
   565                 Cost Plus, Inc.* ...................       15,950
   926                 CPI Corp. ..........................       18,844
 2,073                 CSK Auto Corp.* ....................       13,060
   592                 Discount Auto Parts, Inc.* .........        7,785
   495                 Group 1 Automotive, Inc.* ..........       15,746
   977                 Guitar Center, Inc.* ...............       15,417
 2,085                 Haverty Furniture Companies,
                       Inc. ...............................       30,024
   752                 Jo-Ann Stores, Inc. (Class A)*......        3,346
 1,067                 Linens 'N Things, Inc.* ............       27,422

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                      VALUE
--------------------                                       --------------------
    834                Michaels Stores, Inc.* ..........   $  35,003
    427                Midas, Inc. .....................       5,978
  1,370                O'Reilly Automotive, Inc.* ......      47,813
  7,683                Office Depot, Inc.* .............      98,496
  2,704                Officemax, Inc.* ................      10,410
  1,380                Pep Boys-Manny Moe & Jack........      18,906
  3,085                PETsMART, Inc.* .................      22,212
  2,614                Pier 1 Imports, Inc. ............      30,715
  1,112                Regis Corp. .....................      20,694
    674                Rent-A-Center, Inc.* ............      24,318
    278                Sharper Image Corp.* ............       2,502
    800                Sonic Automotive, Inc.* .........      15,600
 11,781                Staples, Inc.* ..................     176,597
  3,768                Tiffany & Co. ...................     133,010
  5,101                Toys 'R' Us, Inc.* ..............     117,476
    838                Tuesday Morning Corp.* ..........      10,349
    900                United Auto Group, Inc.* ........      15,264
    492                Whitehall Jewellers, Inc.* ......       4,935
  1,523                Williams-Sonoma, Inc.* ..........      58,042
    943                Zale Corp.* .....................      31,826
                                                            ---------
                                                           1,666,811
                                                           ---------
                       Specialty Telecommunications (0.6%)
    898                Adelphia Business Solutions,
                       Inc.* ...........................       3,574
  2,971                Allegiance Telecom, Inc.* .......      44,535
  1,430                Allied Riser Communications
                       Corporation* ....................         257
  4,657                American Tower Corp.
                       (Class A)* ......................      78,936
  3,640                CenturyTel, Inc. ................     112,694
  7,367                Citizens Communications
                       Co.* ............................      90,393
    850                Clarent Corp.* ..................       5,993
    579                Commonwealth Telephone
                       Enterprises, Inc.* ..............      24,781
  5,558                Crown Castle International
                       Corp.* ..........................      54,191
    438                CT Communications, Inc. .........       7,236
    823                CTC Communication Group,
                       Inc.* ...........................       4,691


      NUMBER OF
       SHARES                                                      VALUE
--------------------                                       --------------------
 1,157                 Cypress Communications,
                       Inc.* ...........................   $     359
   295                 Deltathree Inc.* ................         174
 1,473                 DSL.net, Inc.* ..................       1,407
 1,598                 Focal Communications
                       Corp.* ..........................       2,413
 1,386                 General Communication, Inc.
                       (Class A)* ......................      16,590
   447                 GRIC Communications, Inc.*.......         599
   320                 Hickory Tech Corp. ..............       5,680
   723                 IDT Corp.* ......................       8,705
   869                 Illuminet Holdings, Inc.* .......      26,252
 1,643                 ITC DeltaCom, Inc.* .............       4,370
   765                 LCC International, Inc.
                       (Class A)* ......................       4,208
 9,684                 Level 3 Communications,
                       Inc.* ...........................      43,287
 1,316                 Lightbridge, Inc.* ..............      14,213
15,971                 McLeodUSA Inc. (Class A)* .......      38,969
14,132                 Metromedia Fiber Network,
                       Inc. (Class A)* .................      12,295
 1,139                 Network Access Solutions
                       Corp.* ..........................         228
 1,611                 Network Plus Corp.* .............       4,656
   336                 North Pittsburgh Systems,
                       Inc. ............................       4,472
 3,916                 PanAmSat Corp.* .................     127,779
 1,266                 Pinnacle Holdings, Inc.* ........       4,811
 1,551                 PTEK Holdings, Inc.* ............       5,351
42,893                 Qwest Communications
                       International, Inc. .............   1,115,218
 2,059                 Rhythms NetConnections
                       Inc.* ...........................         113
   984                 rStar Corp.* ....................         689
   872                 Startec Global
                       Communications Corp.* ...........         166
 1,548                 Telephone & Data Systems,
                       Inc. ............................     166,797
 1,078                 Time Warner Telecom Inc.
                       (Class A)* ......................      30,303
   376                 U.S. LEC Corp. (Class A)* .......       1,075
 1,756                 West Corp.* .....................      43,461
12,784                 Williams Communications
                       Group, Inc.* ....................      27,613

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued




      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
  7,030                XO Communications, Inc.
                       (Class A)* .........................   $   9,420
    550                Z-Tel Technologies, Inc.* ..........         578
                                                              ---------
                                                              2,149,532
                                                              ---------
                       Steel (0.1%)
  2,909                AK Steel Holding Corp. .............      38,137
  2,155                Allegheny Technologies Inc. ........      41,074
  3,129                Bethlehem Steel Corp.* .............       6,352
    688                Birmingham Steel Corp.* ............         716
    600                Carpenter Technology Corp. .........      16,464
    288                Cleveland-Cliffs, Inc. .............       4,824
    624                Lone Star Technologies, Inc.*.......      14,040
  1,331                National Steel Corp. (Class B)......       2,529
    864                NS Group, Inc.* ....................       8,208
  2,050                Nucor Corp. ........................      98,175
    874                Oregon Steel Mills, Inc. ...........       5,436
  1,110                Quanex Corp. .......................      30,359
    759                Reliance Steel & Aluminum
                       Co.  ...............................      18,899
    445                Ryerson Tull, Inc. .................       5,700
  1,144                Steel Dynamics, Inc.* ..............      14,529
  2,317                USX-U.S. Steel Group* ..............      45,645
  2,248                Worthington Industries, Inc. .......      31,607
                                                              ---------
                                                                382,694
                                                              ---------
                       Telecommunication Equipment (1.5%)
  1,338                Accelerated Networks, Inc.*.........         395
 20,181                ADC Telecommunications,
                       Inc.* ..............................      99,089
  1,035                Adtran, Inc.* ......................      24,064
  2,126                Advanced Fibre
                       Communications, Inc.* ..............      53,682
    561                Airnet Communications
                       Corp.* .............................         151
    977                Allen Telecom Inc.* ................      13,541
  2,167                Andrew Corp.* ......................      47,761
    986                Antec Corp.* .......................      10,156
    572                Audiovox Corp. (Class A)* ..........       5,760
  1,752                Avanex Corp.* ......................      12,194
    491                Brooktrout, Inc.* ..................       2,995
    909                C-COR.net Corp.* ...................      10,481
    653                Carrier Access Corp.* ..............       3,853


      NUMBER OF
       SHARES                                                         VALUE
--------------------                                          --------------------
   583                 Catapult Communications
                       Corp.* .............................   $  10,051
   446                 Celeritec, Inc.* ...................       6,494
   842                 Centillium Communications,
                       Inc.* ..............................      12,462
 8,431                 CIENA Corp.* .......................     279,403
   684                 Com21, Inc.* .......................         752
 1,331                 CommScope, Inc.* ...................      30,626
 4,418                 Comverse Technology, Inc.* .........     124,941
 1,356                 Copper Mountain Networks,
                       Inc.* ..............................       4,448
24,016                 Corning Inc. .......................     376,091
 9,176                 Corvis Corp.* ......................      35,786
   303                 Davox Corp.* .......................       2,703
 1,249                 DDi Corp.* .........................      24,281
   792                 Digital Lightwave, Inc.* ...........      16,212
   738                 Ditech Communications
                       Corp.* .............................       4,878
 2,003                 DMC Stratex Networks, Inc.*.........      20,330
 2,838                 eLOT, Inc.* ........................         596
 1,639                 General DataComm
                       Industries, Inc.* ..................         557
 3,069                 Glenayre Technologies, Inc.*........       2,455
   612                 Globecomm Systems Inc.* ............       3,990
 1,496                 Harmonic, Inc.* ....................      22,814
 1,765                 Harris Corp. .......................      52,985
 2,022                 InteliData Technologies
                       Corp.* .............................       9,908
   654                 Inter-Tel, Inc. ....................      10,268
 1,394                 InterDigital Communications
                       Corp.* .............................      16,658
   864                 InterVoice-Brite, Inc.* ............      11,154
   356                 Latitude Communications,
                       Inc.* ..............................         534
87,937                 Lucent Technologies Inc. ...........     589,178
   451                 MCK Communications, Inc.* ..........         758
   966                 Metawave Communications
                       Corp.* .............................       2,975
   802                 Metricom, Inc.* ....................       1,460
 1,047                 Microtune, Inc.* ...................      21,359
56,704                 Motorola, Inc. .....................   1,059,798
 1,348                 Netro Corp.* .......................       4,556
 1,529                 New Focus, Inc.* ...................       7,645

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 , continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
  2,206                Next Level Communications,
                       Inc.* .............................   $      7,170
    866                NMS Communications Corp. ..........          4,018
  3,569                ONI Systems Corp.* ................         82,622
  4,202                Oplink Communications, Inc.*.......          8,152
  1,515                Optical Cable Corp.* ..............         14,090
  1,817                P-COM, Inc.* ......................            872
  2,350                PictureTel Corp.* .................         12,925
  1,335                Plantronics, Inc.* ................         28,369
  2,192                Polycom, Inc.* ....................         55,786
  1,680                Powerwave Technologies,
                       Inc.* .............................         28,829
 19,553                QUALCOMM Inc.* ....................      1,236,336
  1,143                REMEC, Inc.* ......................         12,722
  4,211                RF Micro Devices, Inc.* ...........        115,213
    896                Science Dynamics Corp.* ...........            260
  4,250                Scientific-Atlanta, Inc.* .........        108,163
  1,005                Somera Communications,
                       Inc.* .............................          6,332
  5,238                Sonus Networks Inc.* ..............        114,922
  1,063                SpectraLink Corp.* ................         17,997
  7,306                Sycamore Networks, Inc.* ..........         51,142
  1,602                Tekelec* ..........................         32,617
    385                Telaxis Communications
                       Corp.* ............................            185
 10,566                Tellabs, Inc.* ....................        174,022
  2,858                Tellium Inc.* .....................         37,583
    663                Telular Corp.* ....................          5,529
  1,631                Terayon Communication
                       Systems, Inc.* ....................         10,634
    363                Tollgrade Communications,
                       Inc.* .............................          8,447
    328                U.S. Wireless Corp.* ..............            954
    376                ViaSat, Inc.* .....................          7,633
  1,651                Virata Corp.* .....................         20,093
                                                             ------------
                                                                5,256,845
                                                             ------------
                       Textiles (0.0%)
  2,149                Burlington Industries, Inc.* ......          3,438
  1,413                Unifi, Inc.* ......................         13,805
    786                Wellman, Inc.* ....................         10,367
                                                             ------------
                                                                   27,610
                                                             ------------


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
                       Tobacco (0.8%)
56,795                 Philip Morris Companies, Inc.......   $  2,584,173
 2,610                 R. J. Reynolds Tobacco
                       Holdings, Inc. ....................        140,183
   706                 Schweitzer-Mauduit
                       International, Inc.* ..............         17,283
   739                 Universal Corp. ...................         29,109
 4,216                 UST, Inc. .........................        130,485
   680                 Vector Group Ltd.  ................         22,440
                                                             ------------
                                                                2,923,673
                                                             ------------
                       Tools/Hardware (0.1%)
 2,098                 Black & Decker Corp. ..............         89,606
   602                 Briggs & Stratton Corp. ...........         24,983
 2,180                 Metromedia International
                       Group, Inc.* ......................          5,297
 1,574                 Snap-On, Inc. .....................         42,498
 2,204                 Stanley Works (The) ...............         96,072
   332                 Toro Co. (The) ....................         15,654
                                                             ------------
                                                                  274,110
                                                             ------------
                       Trucking (0.1%)
   745                 Arkansas Best Corp.* ..............         20,562
   696                 Arnold Industries, Inc. ...........         13,029
 1,304                 CNF Inc. ..........................         42,328
   525                 Consolidated Freightways
                       Corp.* ............................          3,539
   291                 Covenant Transport, Inc.
                       (Class A)* ........................          4,062
   613                 Forward Air Corp.* ................         16,949
   810                 Heartland Express, Inc.* ..........         23,020
   959                 Hunt (J.B.) Transport
                       Services, Inc.* ...................         23,457
   905                 Knight Transportation, Inc.* ......         21,666
   259                 Landstar Systems, Inc.* ...........         19,684
   450                 Roadway Express, Inc. .............         13,073
 2,318                 Swift Transportation Co.,
                       Inc.* .............................         46,708
 1,041                 Transport Corporation of
                       America, Inc.* ....................          6,714
   715                 USFreightways Corp. ...............         24,696
 1,285                 Werner Enterprises, Inc. ..........         28,848
   625                 Yellow Corp.* .....................         13,600
                                                             ------------
                                                                  321,935
                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 , continued




      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
                       Trucks/Construction/Farm
                       Machinery (0.3%)
  1,867                AGCO Corp. ........................   $  19,249
    422                Astec Industries, Inc.* ...........       7,702
  8,863                Caterpillar, Inc. .................     488,351
    537                Columbus McKinnon Corp. ...........       5,182
  1,115                Cummins Inc. ......................      45,392
  6,062                Deere & Co. .......................     254,301
    619                Gardner Denver Inc.* ..............      14,305
  2,591                Greenbrier Companies, Inc.
                       (The) .............................      22,671
  1,056                JLG Industries, Inc. ..............      11,933
    533                Lindsay Manufacturing Co. .........       9,727
    681                Manitowoc Co., Inc. ...............      18,925
    169                NACCO Industries, Inc.
                       (Class A) .........................      11,669
  1,588                Navistar International Corp.*......      50,991
    454                OshKosh Truck Corp. ...............      16,185
  2,013                PACCAR, Inc. ......................     118,445
    727                Stewart & Stevenson
                       Services, Inc. ....................      21,606
    656                Terex Corp.* ......................      14,327
    869                Titan International, Inc. .........       4,076
    996                Trinity Industries, Inc. ..........      22,928
  1,599                Wabash National Corp. .............      14,151
                                                             ---------
                                                             1,172,116
                                                             ---------
                       Water Utilities (0.0%)
    300                American States Water Co. .........      10,284
  2,560                American Water Works Co.,
                       Inc. ..............................      79,590
    341                California Water Service
                       Group .............................       8,167
    264                Connecticut Water Service,
                       Inc. ..............................       9,504
  1,415                Philadelphia Suburban Corp. .......      36,139
    100                SJW Corp. .........................       8,575
                                                             ---------
                                                               152,259
                                                             ---------
                       Wholesale Distributors (0.1%)
    198                Actrade Financial
                       Technologies, Ltd.* ...............       4,920
    616                Applied Industrial
                       Technologies, Inc. ................      10,564


      NUMBER OF
       SHARES                                                        VALUE
--------------------                                         --------------------
  2,265                Aviation Sales Co.* ...............   $   2,854
    775                Daisytek International Corp.*......      11,865
    667                eMerge Interactive, Inc.
                       (Class A)* ........................         447
  1,409                Fisher Scientific International,
                       Inc.* .............................      37,973
  4,441                Genuine Parts Co. .................     146,198
  2,452                Grainger (W.W.), Inc. .............     103,229
    695                Handleman Co.* ....................      10,425
    438                Hughes Supply, Inc. ...............      10,797
    422                Lawson Products, Inc. .............      11,483
  1,122                MSC Industrial Direct Co., Inc.
                       (Class A)* ........................      19,624
    632                School Specialty, Inc.* ...........      16,938
    447                SCP Pool Corp. ....................      17,567
    891                United Stationers, Inc.* ..........      29,394
  2,743                WESCO International, Inc.* ........      23,041
                                                             ---------
                                                               457,319
                                                             ---------
                       Wireless Communications (0.8%)
    334                AirGate PCS, Inc.* ................      19,108
  2,406                Alamosa Holdings, Inc.* ...........      40,228
  2,046                Arch Wireless Inc. * ..............          41
 65,324                AT&T Wireless Services Inc.*.......   1,220,906
  2,535                Centennial Communications
                       Corp. (Class A)* ..................      32,955
    747                Dobson Communications
                       Corp. (Class A)* ..................      11,728
    886                Leap Wireless International,
                       Inc.* .............................      21,742
  1,224                Motient Corp.* ....................         771
 19,753                Nextel Communications, Inc.
                       (Class A)* ........................     328,887
  4,267                Nextel Partners, Inc.
                       (Class A)* ........................      63,408
  1,437                Price Communications
                       Corp.* ............................      28,022
    217                Rural Cellular Corp.
                       (Class A)* ........................       9,238
  1,070                SBA Communications Corp.*..........      21,090
 24,193                Sprint Corp. (PCS Group) ..........     627,083
  4,702                TeleCorp PCS, Inc. (Class A)*......      70,953

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Portfolio of Investments [ ] July 31, 2001 continued


 NUMBER OF
  SHARES                                                VALUE
----------                                         --------------
1,511        Triton PCS Holdings, Inc.
             (Class A)* ........................   $    58,476
2,259        United States Cellular Corp.*......       127,182
1,901        Western Wireless Corp.
             (Class A)* ........................        73,969
                                                   -----------
                                                     2,755,787
                                                   -----------
             Total Common Stocks
             (Cost $364,112,301)................   343,565,800
                                                   -----------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------

              Short-Term Investment (2.0%)
              Repurchase Agreement
$   7,123     Joint repurchase agreement
              account 3.887% due
              08/01/01 (dated
              07/31/01; proceeds
              $7,123,769) (a)
              (Cost $7,123,000)..........        $  7,123,000
                                                 ------------


Total Investments
(Cost $371,235,301)(b).........   100.1%          350,688,800
Liabilities In Excess of Other
Assets ........................   ( 0.1)             (316,293)
                                  -----           -----------
Net Assets ....................   100.0%         $350,372,507
                                  =====          ============

---------------------------
 *         Non-income producing security.
** A portion of this security is segregated in connection with open futures contracts.
(a)        Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $49,407,336 and the aggregate gross unrealized depreciation is $69,953,837, resulting in net unrealized depreciation of $20,546,501.

FUTURES CONTRACTS OPEN AT JULY 31, 2001:




                DESCRIPTION,      UNDERLYING    UNREALIZED
 NUMBER OF    DELIVERY MONTH,    FACE AMOUNT   APPRECIATION/
 CONTRACTS        AND YEAR         AT VALUE    DEPRECIATION
----------- ------------------- ------------- --------------
            Russell 2000 Index
      4     September/2001      $ 973,100     $(66,231)
            S&P 500 Index
     20     September/2001      6,076,500       41,415
                                              --------
            Net unrealized depreciation       $(24,816)
                                              ========

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Financial Statements

Statement of Assets and Liabilities
July 31, 2001



Assets:
Investments in securities, at value
 (cost $371,235,301)..............................................    $ 350,688,800
Cash .............................................................           34,242
Receivable for:
  Shares of beneficial interest sold .............................          285,400
  Dividends ......................................................          220,999
  Variation margin ...............................................           25,100
  Investment sold ................................................            4,032
Prepaid expenses and other assets ................................           42,914
                                                                      -------------
  Total Assets ...................................................      351,301,487
                                                                      -------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased ......................          471,529
  Distribution fee ...............................................          291,751
  Investment management fee ......................................          123,661
Accrued expenses and other payables ..............................           42,039
                                                                      -------------
  Total Liabilities ..............................................          928,980
                                                                      -------------
  Net Assets .....................................................    $ 350,372,507
                                                                      =============
Composition of Net Assets:
Paid-in-capital ..................................................    $ 383,309,198
Net unrealized depreciation ......................................      (20,571,317)
Accumulated undistributed net investment income ..................           38,254
Accumulated net realized loss ....................................      (12,403,628)
                                                                      -------------
  Net Assets .....................................................    $ 350,372,507
                                                                      =============
Class A Shares:
Net Assets .......................................................    $  16,678,065
Shares Outstanding (unlimited authorized, $.01 par value).........        1,719,381
  Net Asset Value Per Share ......................................    $        9.70
                                                                      =============
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................    $       10.24
                                                                      =============
Class B Shares:
Net Assets .......................................................    $ 290,758,364
Shares Outstanding (unlimited authorized, $.01 par value).........       30,408,339
  Net Asset Value Per Share ......................................    $        9.56
                                                                      =============
Class C Shares:
Net Assets .......................................................    $  35,606,616
Shares Outstanding (unlimited authorized, $.01 par value).........        3,723,874
  Net Asset Value Per Share ......................................    $        9.56
                                                                      =============
Class D Shares:
Net Assets .......................................................    $   7,329,462
Shares Outstanding (unlimited authorized, $.01 par value).........          752,366
  Net Asset Value Per Share ......................................    $        9.74
                                                                      =============

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Financial Statements continued

Statement of Operations
For the year ended July 31, 2001


Net Investment Loss:
Income
Dividends ............................................     $   4,492,519
Interest .............................................           626,152
                                                           -------------
  Total Income .......................................         5,118,671
                                                           -------------
Expenses
Distribution fee (Class A shares) ....................            42,978
Distribution fee (Class B shares) ....................         3,297,561
Distribution fee (Class C shares) ....................           401,282
Investment management fee ............................         1,584,639
Transfer agent fees and expenses .....................           464,979
Shareholder reports and notices ......................            88,093
Registration fees ....................................            80,485
Custodian fees .......................................            64,508
Professional fees ....................................            51,485
Offering costs .......................................            25,150
Trustees' fees and expenses ..........................            11,739
Other ................................................            13,097
                                                           -------------
  Total Expenses .....................................         6,125,996
Less: amounts waived/reimbursed ......................          (403,376)
                                                           -------------
  Net Expenses .......................................         5,722,620
                                                           -------------
  Net Investment Loss ................................          (603,949)
                                                           -------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments ........................................        (9,410,128)
  Futures contracts ..................................        (3,121,121)
                                                           -------------
  Net Loss ...........................................       (12,531,249)
                                                           -------------
Net change in unrealized appreciation/depreciation on:
  Investments ........................................       (55,633,169)
  Futures contracts ..................................           496,045
                                                           -------------
  Net Depreciation ...................................       (55,137,124)
                                                           -------------
  Net Loss ...........................................       (67,668,373)
                                                           -------------
Net Decrease .........................................     $ (68,272,322)
                                                           =============


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Financial Statements continued

Statement of Changes in Net Assets




                                                                                                   FOR THE PERIOD
                                                                                FOR THE YEAR     SEPTEMBER 28, 1999*
                                                                                   ENDED               THROUGH
                                                                               JULY 31, 2001        JULY 31, 2000
                                                                              ---------------   --------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .......................................................    $    (603,949)       $   (414,623)
Net realized gain (loss) ..................................................      (12,531,249)            724,571
Net change in unrealized appreciation/depreciation ........................      (55,137,124)         34,565,807
                                                                               -------------        ------------
  Net Increase (Decrease) .................................................      (68,272,322)         34,875,755
                                                                               -------------        ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares ............................................................                -             (29,372)
Class B shares ............................................................                -            (509,664)
Class C shares ............................................................                -             (58,809)
Class D shares ............................................................                -                (263)
                                                                               -------------        ------------
  Total Distributions .....................................................                -            (598,108)
                                                                               -------------        ------------
Net increase (decrease) from transactions in shares of beneficial interest        (8,678,477)        392,945,659
                                                                               -------------        ------------
  Net Increase (Decrease) .................................................      (76,950,799)        427,223,306
Net Assets:
Beginning of period .......................................................      427,323,306             100,000
                                                                               -------------        ------------
  End of Period
  (Including accumulated undistributed net investment income of $38,254 and
    $0, respectively.).....................................................    $ 350,372,507        $427,323,306
                                                                               =============        ============

----------
* Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Notes to Financial Statements [ ] July 31, 2001

1. Organization and Accounting Policies

Morgan Stanley Total Market Index Fund (the "Fund"), formerly Morgan Stanley Dean Witter Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index (the "Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., to effect the Fund's initial capitalization. The Fund commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Total Market Index Fund
Notes to Financial Statements [ ] July 31, 2001 continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature,

Morgan Stanley Total Market Index Fund
Notes to Financial Statements [ ] July 31, 2001 continued

such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. Offering Costs - The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $159,000, which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of September 27, 2000.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund. Included in Statements of Assets and Liabilities is a receivable from affiliate which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $15,928,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

Morgan Stanley Total Market Index Fund
Notes to Financial Statements [ ] July 31, 2001 continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $1,079,000 and $20,000, respectively and received $54,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2001 aggregated $28,795,759 and $30,828,408, respectively. Included in the aforementioned are purchases and sales of common stock of Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor of $74,855 and $113,823, respectively, including realized losses of $33,310.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $65 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributors, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $3,500.

5. Federal Income Tax Status

At July 31, 2001, the Fund had a net capital loss carryover of approximately $1,020,000 which will be available through July 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,407,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses, and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $664,104, net realized loss was credited $21,901 and net investment loss was credited $642,203.

Morgan Stanley Total Market Index Fund
Notes to Financial Statements [ ] July 31, 2001 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:




                                                                                  FOR THE PERIOD
                                                  FOR THE YEAR                 SEPTEMBER 28, 1999*
                                                     ENDED                           THROUGH
                                                 JULY 31, 2001                    JULY 31, 2000
                                        -------------------------------- -------------------------------
                                             SHARES          AMOUNT           SHARES          AMOUNT
                                        --------------- ----------------  -------------- ----------------
CLASS A
Sold ..................................       801,122    $   8,681,248       2,368,002    $  24,946,767
Reinvestment of distributions .........             -                -           2,489           28,154
Redeemed ..............................    (1,093,142)     (11,593,743)       (361,590)      (4,072,114)
                                           ----------    -------------       ---------    -------------
Net increase (decrease) - Class A .....      (292,020)      (2,912,495)      2,008,901       20,902,807
                                           ----------    -------------       ---------    -------------
CLASS B
Sold ..................................     6,138,193       64,500,651      35,671,094      375,048,235
Reinvestment of distributions .........             -                -          42,470          479,435
Redeemed ..............................    (7,284,441)     (73,669,516)     (4,161,477)     (47,539,647)
                                           ----------    -------------      ----------    -------------
Net increase (decrease) - Class B .....    (1,146,248)      (9,168,865)     31,552,087      327,988,023
                                           ----------    -------------      ----------    -------------
CLASS C
Sold ..................................       741,962        7,858,880       4,550,160       48,134,021
Reinvestment of distributions .........             -                -           4,961           55,999
Redeemed ..............................      (899,580)      (9,224,226)       (676,129)      (7,681,286)
                                           ----------    -------------      ----------    -------------
Net increase (decrease) - Class C .....      (157,618)      (1,365,346)      3,878,992       40,508,734
                                           ----------    -------------      ----------    -------------
CLASS D
Sold ..................................       529,669        5,714,591         315,545        3,545,971
Reinvestment of distributions .........             -                -              11              124
Redeemed ..............................       (95,359)        (946,362)              -                -
                                           ----------    -------------      ----------    -------------
Net increase - Class D ................       434,310        4,768,229         315,556        3,546,095
                                           ----------    -------------      ----------    -------------
Net increase (decrease) in Fund .......    (1,161,576)   $  (8,678,477)     37,755,536    $ 392,945,659
                                           ==========    =============      ==========    =============

------------
* Commencement of operations.

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At July 31, 2001, the Fund had open futures contracts.

Morgan Stanley Total Market Index Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                FOR THE PERIOD
                                                             FOR THE YEAR     SEPTEMBER 28, 1999*
                                                                ENDED               THROUGH
                                                            JULY 31, 2001        JULY 31, 2000
                                                           ---------------   --------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................     $   11.38           $    10.00
                                                             ---------           ----------
Income (loss) from investment operations:
 Net investment income .................................         0.06                  0.06
 Net realized and unrealized gain (loss) ...............        (1.74)                 1.34
                                                             ---------           ----------
Total income (loss) from investment operations .........        (1.68)                 1.40
                                                             ---------           ----------
Less distributions from net realized gains .............            -                 (0.02)
                                                             ---------           ----------
Net asset value, end of period .........................     $    9.70           $    11.38
                                                             =========           ==========
Total Return+ ..........................................      (14.76)%                13.99%(1)
Ratios to Average Net Assets(3)(4):
Expenses ...............................................        0.71 %                 0.75%(2)
Net investment income ..................................        0.58 %                 0.58%(2)
Supplemental Data:
Net assets, end of period, in thousands ................    $ 16,678             $   22,895
Portfolio turnover rate ................................           7 %                    2%(1)

-----------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.81% and 0.48%, respectively, for the year ended July 31, 2001, and 0.90% and 0.43%, respectively, for the period ended July 31, 2000.


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Financial Highlights continued



                                                                                FOR THE PERIOD
                                                             FOR THE YEAR     SEPTEMBER 28, 1999*
                                                                ENDED               THROUGH
                                                            JULY 31, 2001        JULY 31, 2000
                                                           ---------------   --------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................    $  11.31          $  10.00
                                                            --------          --------
Income (loss) from investment operations:
 Net investment loss ...................................       (0.02)            (0.02)
 Net realized and unrealized gain (loss) ...............       (1.73)             1.35
                                                            --------          --------
Total income (loss) from investment operations .........       (1.75)             1.33
                                                            --------          --------
Less distributions from net realized gains .............           -             (0.02)
                                                            --------          --------
Net asset value, end of period .........................    $   9.56          $  11.31
                                                            ========          ========
Total Return+ ..........................................      (15.47)%           13.29 %(1)
Ratios to Average Net Assets(3)(4):
Expenses ...............................................        1.50 %            1.50 %(2)
Net investment loss ....................................       (0.21)%           (0.17)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................    $290,758          $356,899
Portfolio turnover rate ................................           7 %               2 %(1)

------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
      (loss) ratios would have been 1.60% and (0.31)%, respectively, for the year ended July 31, 2001, and 1.65% and (0.32)%, respectively, for the period ended July 31, 2000.


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Financial Highlights continued



                                                                                FOR THE PERIOD
                                                             FOR THE YEAR     SEPTEMBER 28, 1999*
                                                                ENDED               THROUGH
                                                            JULY 31, 2001        JULY 31, 2000
                                                           ---------------   --------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................    $ 11.31           $ 10.00
                                                            -------           -------
Income (loss) from investment operations:
 Net investment loss ...................................      (0.02)            (0.02)
 Net realized and unrealized gain (loss) ...............      (1.73)             1.35
                                                            -------           -------
Total income (loss) from investment operations .........      (1.75)             1.33
                                                            -------           -------
Less distributions from net realized gains .............          -             (0.02)
                                                            -------           -------
Net asset value, end of period .........................    $  9.56           $ 11.31
                                                            =======           =======
Total Return+ ..........................................     (15.47)%           13.29 %(1)
Ratios to Average Net Assets(3)(4):
Expenses ...............................................       1.50 %            1.50 %(2)
Net investment loss ....................................      (0.21)%           (0.17)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................    $35,607           $43,901
Portfolio turnover rate ................................          7 %               2 %(1)

------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
      (loss) ratios would have been 1.60% and (0.31)%, respectively, for the year ended July 31, 2001, and 1.65% and (0.32)%, respectively, for the period ended July 31, 2000.


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Financial Highlights continued



                                                                                FOR THE PERIOD
                                                             FOR THE YEAR     SEPTEMBER 28, 1999*
                                                                ENDED               THROUGH
                                                            JULY 31, 2001        JULY 31, 2000
                                                           ---------------   --------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................    $ 11.41          $ 10.00
                                                            -------          -------
Income (loss) from investment operations:
 Net investment income .................................       0.08            0.08
 Net realized and unrealized gain (loss) ...............      (1.75)           1.35
                                                            -------          -------
Total income (loss) from investment operations .........      (1.67)           1.43
                                                            -------          -------
Less distributions from net realized gains .............          -           (0.02)
                                                            -------          -------
Net asset value, end of period .........................    $  9.74          $ 11.41
                                                            =======          =======
Total Return+ ..........................................     (14.64)%          14.30 %(1)
Ratios to Average Net Assets(3)(4):
Expenses ...............................................       0.50 %           0.50 %(2)
Net investment income ..................................       0.79 %           0.83 %(2)
Supplemental Data:
Net assets, end of period, in thousands ................    $ 7,329           $3,628
Portfolio turnover rate ................................          7 %              2 %(1)

------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.60% and 0.69%, respectively, for the year ended July 31, 2001, and 0.65% and 0.68%, respectively, for the period ended July 31, 2000.


                       See Notes to Financial Statements

Morgan Stanley Total Market Index Fund
Independent Auditors' Report


To the Shareholders and Board of Trustees of Morgan Stanley Total Market Index Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Market Index Fund (the "Fund"), formerly Morgan Stanley Dean Witter Total Market Index Fund, including the portfolio of investments, as of July 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period September 28, 1999 to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Market Index Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period September 28, 1999 to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 10, 2001

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



























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

Trustees

Michael Bozic
Charles A. Fiumfreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manual H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers

Charles A. Fiumfreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Kevin Jung
Vice President

Sherri Cohen
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.





MORGAN STANLEY


[GRAPHIC OMITTED]

MORGAN STANLEY TOTAL MARKET INDEX FUND


ANNUAL REPORT
JULY 31, 2001